UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22903

J.P. Morgan Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

With copies to:

Elizabeth A. Davin, Esq.	Jon S. Rand Esq.
JPMorgan Chase & Co.	Dechert LLP
1111 Polaris Parkway	1095 Avenue of the Americas
Columbus, OH 43240	New York, NY 10036

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: February 28

Date of reporting period: May 31, 2018

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Exchange-Traded Fund Trust

Schedule of Portfolio Investments as of May 31, 2018

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2018.

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited)

Investments	Principal Amount($)	Value($)
CORPORATE BONDS — 97.3%
Aerospace & Defense — 2.4%
Arconic, Inc. 6.15%, 8/15/2020	242,000	252,914
5.40%, 4/15/2021	283,000	290,400
5.13%, 10/1/2024	257,000	257,964
Bombardier, Inc. (Canada) 8.75%, 12/1/2021 (a)	306,000	339,660
6.13%, 1/15/2023 (a)	258,000	257,032
7.50%, 3/15/2025 (a)	326,000	336,628
KLX, Inc. 5.88%, 12/1/2022(a)	262,000	273,790
TransDigm, Inc. 6.00%, 7/15/2022	240,000	243,300
6.50%, 7/15/2024	252,000	257,040
6.38%, 6/15/2026	196,000	196,980
Triumph Group, Inc. 7.75%, 8/15/2025	100,000	100,750

		2,806,458

Air Freight & Logistics — 0.4%
XPO Logistics, Inc.
6.50%, 6/15/2022 (a)	342,000	350,208
6.13%, 9/1/2023 (a)	100,000	102,220

		452,428

Airlines — 0.2%
American Airlines Group, Inc.
5.50%, 10/1/2019 (a)	145,000	147,538
4.63%, 3/1/2020 (a)	94,000	93,962

		241,500

Auto Components — 1.6%
Allison Transmission, Inc. 5.00%, 10/1/2024 (a)	180,000	178,650
American Axle & Manufacturing, Inc.
6.63%, 10/15/2022	102,000	105,187
6.25%, 4/1/2025	125,000	123,438
6.50%, 4/1/2027	150,000	146,535
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/2023	180,000	179,640
5.00%, 5/31/2026	162,000	153,495
4.88%, 3/15/2027	126,000	116,865
Icahn Enterprises LP
6.00%, 8/1/2020	354,000	360,637
5.88%, 2/1/2022	276,000	278,760
6.25%, 2/1/2022	134,000	137,182
6.38%, 12/15/2025	126,000	125,528

		1,905,917

Automobiles — 1.2%
Fiat Chrysler Automobiles NV (United Kingdom)
4.50%, 4/15/2020	202,000	203,071
5.25%, 4/15/2023	400,000	403,000

Investments	Principal Amount($)	Value($)
Automobiles — continued
Jaguar Land Rover Automotive plc (United Kingdom)
4.13%, 12/15/2018 (a)	200,000	200,750
4.25%, 11/15/2019 (a)	200,000	200,500
3.50%, 3/15/2020 (a)	200,000	197,750
4.50%, 10/1/2027 (a)	200,000	177,000

		1,382,071

Banks — 3.6%
CIT Group, Inc.
3.88%, 2/19/2019	95,500	95,858
4.13%, 3/9/2021	110,000	110,000
5.00%, 8/15/2022	241,000	244,916
5.00%, 8/1/2023	155,000	156,550
Goldman Sachs Capital I 6.35%, 2/15/2034	285,000	329,314
Intesa Sanpaolo SpA (Italy)
5.02%, 6/26/2024 (a)	600,000	546,458
5.71%, 1/15/2026 (a)	400,000	368,836
Lloyds Bank plc (United Kingdom)
(ICE LIBOR USD 3 Month + 11.76%), 12.00%, 12/16/2024 (a)(b)(c)	492,000	605,126
Lloyds Banking Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.27%), 6.66%, 5/21/2037(a)(b)(c)	29,000	30,885
Royal Bank of Scotland Group plc (United Kingdom)
6.13%, 12/15/2022	494,000	522,610
6.00%, 12/19/2023	446,000	473,307
5.13%, 5/28/2024	528,000	535,862
UniCredit SpA (Italy)
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (a)(c)	200,000	182,211

		4,201,933

Beverages — 0.0% (d)
Cott Holdings, Inc. (Canada) 5.50%, 4/1/2025 (a)	40,000	39,400

Building Products — 0.2%
Builders FirstSource, Inc. 5.63%, 9/1/2024 (a)	108,000	106,082
Summit Materials LLC 6.13%, 7/15/2023	141,000	142,410

		248,492

Capital Markets — 1.4%
Deutsche Bank AG (Germany) 4.50%, 4/1/2025	408,000	365,624
(USD Swap Semi 5 Year + 2.25%), 4.30%, 5/24/2028 (c)	408,000	368,093

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
CORPORATE BONDS — continued
Capital Markets — continued
(USD ICE Swap Rate 5 Year + 2.55%), 4.88%, 12/1/2032 (c)	200,000	170,312
Dresdner Funding Trust I (Germany) 8.15%, 6/30/2031 (a)	240,000	301,433
MSCI, Inc.
5.25%, 11/15/2024 (a)	167,000	168,670
5.75%, 8/15/2025 (a)	165,000	169,744
4.75%, 8/1/2026 (a)	95,000	92,862

		1,636,738

Chemicals — 2.2%
Ashland LLC 4.75%, 8/15/2022	233,000	233,874
Blue Cube Spinco LLC
9.75%, 10/15/2023	155,000	177,281
10.00%, 10/15/2025	96,000	111,840
CF Industries, Inc.
7.13%, 5/1/2020	54,000	57,375
3.45%, 6/1/2023	118,000	111,436
5.15%, 3/15/2034	156,000	144,495
4.95%, 6/1/2043	126,000	104,580
5.38%, 3/15/2044	157,000	138,553
Chemours Co. (The)
6.63%, 5/15/2023	245,000	257,319
7.00%, 5/15/2025	157,000	168,382
5.38%, 5/15/2027	150,000	146,625
Huntsman International LLC 4.88%, 11/15/2020	136,000	138,890
Olin Corp.
5.13%, 9/15/2027	94,000	91,415
5.00%, 2/1/2030	111,000	104,484
Platform Specialty Products Corp.
6.50%, 2/1/2022 (a)	244,000	250,100
5.88%, 12/1/2025 (a)	177,000	170,363
WR Grace & Co.-Conn. 5.13%, 10/1/2021 (a)	138,000	142,140

		2,549,152

Commercial Services & Supplies — 1.8%
ADT Corp. (The)
6.25%, 10/15/2021	194,000	199,820
3.50%, 7/15/2022	200,000	184,000
4.13%, 6/15/2023	133,000	121,695
Aramark Services, Inc.
5.13%, 1/15/2024	178,000	180,759
5.00%, 4/1/2025 (a)	125,000	125,000
4.75%, 6/1/2026	75,000	72,562
5.00%, 2/1/2028 (a)	245,000	235,813
Clean Harbors, Inc. 5.13%, 6/1/2021	173,000	174,081
Nielsen Co. Luxembourg SARL (The)
5.50%, 10/1/2021 (a)	136,000	136,680

Investments	Principal Amount($)	Value($)
Commercial Services & Supplies — continued
Nielsen Finance LLC
4.50%, 10/1/2020	160,000	160,200
5.00%, 4/15/2022 (a)	508,000	503,921

		2,094,531

Communications Equipment — 1.1%
CommScope Technologies LLC
6.00%, 6/15/2025 (a)	351,000	351,878
5.00%, 3/15/2027 (a)	146,000	136,510
CommScope, Inc.
5.00%, 6/15/2021 (a)	91,000	91,455
5.50%, 6/15/2024 (a)	165,000	165,412
Nokia OYJ (Finland)
5.38%, 5/15/2019	107,000	109,300
3.38%, 6/12/2022	111,000	108,225
4.38%, 6/12/2027	105,000	98,862
Telefonaktiebolaget LM Ericsson (Sweden) 4.13%, 5/15/2022	219,000	216,447

		1,278,089

Construction & Engineering — 0.3%
AECOM
5.88%, 10/15/2024	167,000	169,922
5.13%, 3/15/2027	217,000	201,268

		371,190

Consumer Finance — 2.3%
Ally Financial, Inc.
8.00%, 3/15/2020	110,000	117,977
4.13%, 3/30/2020	200,000	200,752
5.75%, 11/20/2025	156,000	159,042
8.00%, 11/1/2031	329,000	394,800
Navient Corp.
5.50%, 1/15/2019	219,000	221,518
8.00%, 3/25/2020	306,000	325,431
6.50%, 6/15/2022	218,000	225,085
5.50%, 1/25/2023	186,000	182,708
Springleaf Finance Corp.
5.25%, 12/15/2019	98,000	99,960
8.25%, 12/15/2020	199,000	216,910
7.75%, 10/1/2021	31,000	33,539
6.13%, 5/15/2022	217,000	221,340
5.63%, 3/15/2023	146,000	144,175
6.88%, 3/15/2025	140,000	139,300
7.13%, 3/15/2026	74,000	73,978

		2,756,515

Containers & Packaging — 2.2%
Ardagh Packaging Finance plc (Ireland)
4.63%, 5/15/2023 (a)	200,000	198,690
7.25%, 5/15/2024 (a)	400,000	417,500
6.00%, 2/15/2025 (a)	400,000	392,000
Ball Corp.
4.38%, 12/15/2020	216,000	219,665
4.00%, 11/15/2023	219,000	214,620
5.25%, 7/1/2025	221,000	225,144
Berry Global, Inc.
5.50%, 5/15/2022	93,000	94,628
5.13%, 7/15/2023	138,000	136,620
4.50%, 2/15/2026 (a)	103,000	96,305

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
CORPORATE BONDS — continued
Containers & Packaging — continued
Crown Americas LLC
4.50%, 1/15/2023	221,000	215,221
4.75%, 2/1/2026 (a)	170,000	160,582
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/2022 (a)	94,000	93,882
5.88%, 8/15/2023 (a)	138,000	140,243

		2,605,100

Diversified Consumer Services — 0.3%
Service Corp. International
5.38%, 5/15/2024	174,000	175,523
4.63%, 12/15/2027	146,000	139,212

		314,735

Diversified Financial Services — 0.2%
Nationstar Mortgage LLC 6.50%, 7/1/2021	109,000	110,090
Voya Financial, Inc.
(ICE LIBOR USD 3 Month + 3.58%), 5.65%, 5/15/2053 (c)	142,000	143,420

		253,510

Diversified Telecommunication Services — 6.9%
Altice France SA (France)
6.00%, 5/15/2022 (a)	970,000	966,363
6.25%, 5/15/2024 (a)	400,000	388,000
7.38%, 5/1/2026 (a)	1,159,000	1,130,025
CCO Holdings LLC
5.88%, 4/1/2024 (a)	120,000	121,050
5.75%, 2/15/2026 (a)	541,000	530,018
5.50%, 5/1/2026 (a)	63,000	60,814
5.13%, 5/1/2027 (a)	704,000	659,120
5.00%, 2/1/2028 (a)	544,000	503,200
CenturyLink, Inc.
Series S, 6.45%, 6/15/2021	280,000	286,664
Series T, 5.80%, 3/15/2022	308,000	302,995
Series Y, 7.50%, 4/1/2024	217,000	222,967
Embarq Corp. 8.00%, 6/1/2036	322,000	305,900
Level 3 Financing, Inc.
5.38%, 8/15/2022	221,000	221,000
5.38%, 1/15/2024	178,000	173,550
5.38%, 5/1/2025	167,000	161,572
Sable International Finance Ltd. 6.88%, 8/1/2022 (a)	200,000	208,500
Sprint Capital Corp. 6.88%, 11/15/2028	542,000	518,965
Telecom Italia Capital SA (Italy)
7.20%, 7/18/2036	219,000	232,687
7.72%, 6/4/2038	217,000	240,328
Telecom Italia SpA (Italy) 5.30%, 5/30/2024 (a)	400,000	398,000

Investments	Principal Amount($)	Value($)
Diversified Telecommunication Services — continued
Virgin Media Finance plc (United Kingdom) 6.38%, 4/15/2023(a)	200,000	202,500
Virgin Media Secured Finance plc (United Kingdom)
5.25%, 1/15/2026 (a)	200,000	187,500
5.50%, 8/15/2026 (a)	200,000	189,750

		8,211,468

Electric Utilities — 0.7%
DPL, Inc. 7.25%, 10/15/2021	163,000	177,670
Emera, Inc. (Canada)
Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076 (c)	279,000	295,377
NextEra Energy Operating Partners LP
4.25%, 9/15/2024 (a)	166,000	159,360
4.50%, 9/15/2027 (a)	161,000	149,730

		782,137

Electrical Equipment — 0.4%
Sensata Technologies BV
4.88%, 10/15/2023 (a)	94,000	94,000
5.00%, 10/1/2025 (a)	150,000	150,375
Vertiv Group Corp. 9.25%, 10/15/2024 (a)	170,000	166,600

		410,975

Electronic Equipment, Instruments & Components — 0.3%
CDW LLC
5.00%, 9/1/2023	99,000	99,990
5.50%, 12/1/2024	135,000	139,050
5.00%, 9/1/2025	139,000	137,304

		376,344

Energy Equipment & Services — 2.7%
Diamond Offshore Drilling, Inc.
7.88%, 8/15/2025	130,000	134,225
5.70%, 10/15/2039	83,000	67,022
4.88%, 11/1/2043	131,000	95,958
Ensco plc
4.50%, 10/1/2024	95,000	79,087
5.20%, 3/15/2025	166,000	139,025
7.75%, 2/1/2026	190,000	180,975
5.75%, 10/1/2044	207,000	147,488
McDermott Technology Americas, Inc. 10.63%, 5/1/2024 (a)	300,000	313,500
Nabors Industries, Inc.
5.00%, 9/15/2020	151,000	152,510
4.63%, 9/15/2021	141,000	138,180
5.50%, 1/15/2023	160,000	156,800
5.75%, 2/1/2025 (a)	152,000	144,020
Noble Holding International Ltd. (United Kingdom)
7.75%, 1/15/2024	180,000	168,750
5.25%, 3/15/2042	120,000	80,400
Rowan Cos., Inc.
4.88%, 6/1/2022	138,000	129,202
7.38%, 6/15/2025	111,000	107,393

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
CORPORATE BONDS — continued
Energy Equipment & Services — continued
SESI LLC
7.13%, 12/15/2021	164,000	167,075
7.75%, 9/15/2024	90,000	93,375
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024 (a)	42,500	45,687
Transocean Proteus Ltd. 6.25%, 12/1/2024 (a)	34,200	34,713
Transocean, Inc.
9.00%, 7/15/2023 (a)	263,000	283,383
7.50%, 1/15/2026 (a)	155,000	157,131
6.80%, 3/15/2038	200,000	168,500

		3,184,399

Equity Real Estate Investment Trusts (REITs) — 3.0%
CyrusOne LP 5.00%, 3/15/2024	133,000	133,166
Equinix, Inc.
5.38%, 4/1/2023	216,000	220,860
5.88%, 1/15/2026	235,000	239,406
5.38%, 5/15/2027	281,000	282,138
ESH Hospitality, Inc. 5.25%, 5/1/2025 (a)	290,000	278,574
Iron Mountain, Inc.
6.00%, 8/15/2023	85,000	87,869
5.75%, 8/15/2024	220,000	216,964
4.88%, 9/15/2027 (a)	219,000	203,670
5.25%, 3/15/2028 (a)	163,000	153,424
MGM Growth Properties Operating Partnership LP
5.63%, 5/1/2024	228,000	230,280
4.50%, 9/1/2026	95,000	87,400
MPT Operating Partnership LP
6.38%, 3/1/2024	94,000	98,700
5.25%, 8/1/2026	100,000	97,000
5.00%, 10/15/2027	304,000	285,778
SBA Communications Corp.
4.88%, 7/15/2022	159,000	157,013
4.00%, 10/1/2022 (a)	155,000	148,800
4.88%, 9/1/2024	235,000	219,725
Uniti Group LP
6.00%, 4/15/2023 (a)	105,000	102,572
8.25%, 10/15/2023	248,000	241,726
7.13%, 12/15/2024 (a)	127,000	118,389

		3,603,454

Food & Staples Retailing — 0.1%
Tesco plc (United Kingdom) 6.15%, 11/15/2037 (a)	105,000	113,233

Food Products — 1.8%
B&G Foods, Inc.
4.63%, 6/1/2021	149,000	146,765
5.25%, 4/1/2025	175,000	164,500
Lamb Weston Holdings, Inc.
4.63%, 11/1/2024 (a)	171,000	168,007

Investments	Principal Amount($)	Value($)
Food Products — continued
4.88%, 11/1/2026 (a)	171,000	169,504
Pilgrim’s Pride Corp.
5.75%, 3/15/2025 (a)	191,000	184,315
5.88%, 9/30/2027 (a)	149,000	140,060
Post Holdings, Inc.
5.50%, 3/1/2025 (a)	142,000	139,870
5.00%, 8/15/2026 (a)	371,000	347,813
5.75%, 3/1/2027 (a)	323,000	312,402
5.63%, 1/15/2028 (a)	218,000	205,465
TreeHouse Foods, Inc. 6.00%, 2/15/2024 (a)	161,000	164,929

		2,143,630

Gas Utilities — 0.5%
AmeriGas Partners LP
5.63%, 5/20/2024	166,000	164,340
5.50%, 5/20/2025	150,000	145,597
5.88%, 8/20/2026	146,000	141,985
Suburban Propane Partners LP 5.50%, 6/1/2024	125,000	120,400

		572,322

Health Care Equipment & Supplies — 0.6%
Hologic, Inc. 4.38%, 10/15/2025 (a)	200,000	191,250
Mallinckrodt International Finance SA
4.88%, 4/15/2020 (a)	125,000	120,312
5.75%, 8/1/2022 (a)	162,000	140,130
5.63%, 10/15/2023 (a)	151,000	124,764
Teleflex, Inc. 4.63%, 11/15/2027	93,000	87,420

		663,876

Health Care Providers & Services — 5.4%
Acadia Healthcare Co., Inc. 5.63%, 2/15/2023	131,000	132,474
Centene Corp.
5.63%, 2/15/2021	308,000	316,227
6.13%, 2/15/2024	217,000	228,121
4.75%, 1/15/2025	250,000	248,437
DaVita, Inc.
5.75%, 8/15/2022	279,000	284,929
5.13%, 7/15/2024	386,000	376,350
5.00%, 5/1/2025	325,000	308,035
Encompass Health Corp. 5.75%, 11/1/2024	249,000	252,735
Envision Healthcare Corp.
5.13%, 7/1/2022 (a)	157,000	157,393
5.63%, 7/15/2022	235,000	238,819
6.25%, 12/1/2024 (a)	102,000	107,630
HCA, Inc.
6.50%, 2/15/2020	652,000	681,340
5.00%, 3/15/2024	446,000	449,211
5.38%, 2/1/2025	565,000	555,112
5.50%, 6/15/2047	45,000	41,963

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
CORPORATE BONDS — continued
Health Care Providers & Services — continued
LifePoint Health, Inc.
5.50%, 12/1/2021	244,000	244,915
5.88%, 12/1/2023	100,000	100,000
5.38%, 5/1/2024	94,000	90,710
Molina Healthcare, Inc. 5.38%, 11/15/2022	138,000	137,987
Tenet Healthcare Corp.
6.00%, 10/1/2020	396,000	408,870
4.63%, 7/15/2024 (a)	530,000	509,436
5.13%, 5/1/2025 (a)	299,000	290,030
WellCare Health Plans, Inc. 5.25%, 4/1/2025	246,000	245,385

		6,406,109

Health Care Technology — 0.5%
IQVIA, Inc.
4.88%, 5/15/2023 (a)	164,000	164,820
5.00%, 10/15/2026 (a)	400,000	382,000

		546,820

Hotels, Restaurants & Leisure — 5.9%
1011778 BC ULC (Canada)
4.63%, 1/15/2022 (a)	287,000	286,627
4.25%, 5/15/2024 (a)	333,000	315,517
5.00%, 10/15/2025 (a)	625,000	592,188
Boyd Gaming Corp.
6.88%, 5/15/2023	159,000	166,950
6.38%, 4/1/2026	157,000	160,925
Caesars Resort Collection LLC 5.25%, 10/15/2025 (a)	372,000	356,190
Eldorado Resorts, Inc. 6.00%, 4/1/2025	175,000	174,125
GLP Capital LP
4.88%, 11/1/2020	216,000	219,240
5.38%, 11/1/2023	93,000	95,790
5.38%, 4/15/2026	211,000	209,417
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/2024	125,000	119,062
5.13%, 5/1/2026 (a)	60,000	58,575
Hilton Worldwide Finance LLC
4.63%, 4/1/2025	177,000	170,805
4.88%, 4/1/2027	110,000	105,325
International Game Technology plc
5.63%, 2/15/2020 (a)	200,000	203,500
6.25%, 2/15/2022 (a)	400,000	413,000
6.50%, 2/15/2025 (a)	400,000	410,000
KFC Holding Co.
5.00%, 6/1/2024 (a)	228,000	226,290
5.25%, 6/1/2026 (a)	233,000	227,758
4.75%, 6/1/2027 (a)	181,000	170,140
MGM Resorts International
6.63%, 12/15/2021	283,000	299,980
7.75%, 3/15/2022	220,000	240,900
6.00%, 3/15/2023	280,000	289,100

Investments	Principal Amount($)	Value($)
Hotels, Restaurants & Leisure — continued
NCL Corp. Ltd. 4.75%, 12/15/2021 (a)	21,000	21,000
Sabre GLBL, Inc.
5.38%, 4/15/2023 (a)	115,000	116,173
5.25%, 11/15/2023 (a)	100,000	100,240
Scientific Games International, Inc. 5.00%, 10/15/2025 (a)	265,000	255,725
Six Flags Entertainment Corp.
4.88%, 7/31/2024 (a)	219,000	211,335
5.50%, 4/15/2027 (a)	95,000	92,122
Wynn Las Vegas LLC
4.25%, 5/30/2023 (a)	100,000	95,625
5.50%, 3/1/2025 (a)	389,000	381,220
5.25%, 5/15/2027 (a)	183,000	174,994

		6,959,838

Household Durables — 1.2%
Brookfield Residential Properties, Inc. (Canada)
6.50%, 12/15/2020 (a)	130,000	131,950
6.13%, 7/1/2022 (a)	96,000	96,970
Lennar Corp.
4.50%, 11/15/2019	23,000	23,201
4.13%, 1/15/2022	109,000	107,092
4.75%, 11/15/2022	27,000	26,868
4.50%, 4/30/2024	125,000	121,250
4.75%, 11/29/2027 (a)	199,000	185,568
MDC Holdings, Inc. 6.00%, 1/15/2043	93,000	83,351
PulteGroup, Inc.
4.25%, 3/1/2021	148,000	148,370
5.50%, 3/1/2026	138,000	137,310
5.00%, 1/15/2027	130,000	123,988
Taylor Morrison Communities, Inc. 5.25%, 4/15/2021 (a)	103,000	103,386
Tempur Sealy International, Inc. 5.50%, 6/15/2026	130,000	125,450

		1,414,754

Household Products — 0.4%
HRG Group, Inc. 7.75%, 1/15/2022	126,000	129,427
Spectrum Brands, Inc.
6.63%, 11/15/2022	105,000	108,518
5.75%, 7/15/2025	236,000	233,640

		471,585

Independent Power and Renewable Electricity Producers — 1.5%
AES Corp.
4.88%, 5/15/2023	149,000	149,373
NRG Energy, Inc.
6.25%, 7/15/2022	220,000	226,600
7.25%, 5/15/2026	209,000	224,152
6.63%, 1/15/2027	261,000	269,483
Vistra Energy Corp.
7.38%, 11/1/2022	378,000	397,051
7.63%, 11/1/2024	279,000	299,576
8.13%, 1/30/2026(a)	191,000	209,103

		1,775,338

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
CORPORATE BONDS — continued
Insurance — 0.1%
Genworth Holdings, Inc. 7.63%, 9/24/2021	158,000	156,025

Internet & Direct Marketing Retail — 0.9%
Netflix, Inc.
5.50%, 2/15/2022	26,000	26,800
5.88%, 2/15/2025	167,000	171,818
4.38%, 11/15/2026	210,000	197,860
4.88%, 4/15/2028 (a)	348,000	330,635
QVC, Inc.
4.38%, 3/15/2023	145,000	144,294
4.85%, 4/1/2024	110,000	111,242
4.45%, 2/15/2025	109,000	105,791

		1,088,440

Internet Software & Services — 1.0%
VeriSign, Inc.
4.63%, 5/1/2023	145,000	146,087
5.25%, 4/1/2025	93,000	94,976
4.75%, 7/15/2027	103,000	99,653
Zayo Group LLC
6.00%, 4/1/2023	313,000	317,304
6.38%, 5/15/2025	180,000	182,475
5.75%, 1/15/2027 (a)	365,000	353,137

		1,193,632

IT Services — 1.4%
First Data Corp.
7.00%, 12/1/2023 (a)	759,000	795,053
5.00%, 1/15/2024 (a)	410,000	409,590
5.75%, 1/15/2024 (a)	475,000	476,781

		1,681,424

Leisure Products — 0.3%
Mattel, Inc.
2.35%, 5/6/2019	93,000	92,795
6.75%, 12/31/2025 (a)	218,000	212,659

		305,454

Machinery — 0.5%
Novelis Corp.
6.25%, 8/15/2024 (a)	242,000	245,049
5.88%, 9/30/2026 (a)	324,000	317,553

		562,602

Media — 10.2%
Altice Financing SA (Luxembourg)
6.63%, 2/15/2023 (a)	600,000	591,480
7.50%, 5/15/2026 (a)	650,000	621,563
Altice Luxembourg SA (Luxembourg)
7.75%, 5/15/2022 (a)	200,000	192,000
7.63%, 2/15/2025 (a)	200,000	177,002
Altice US Finance I Corp.
5.38%, 7/15/2023 (a)	400,000	394,000

Investments	Principal Amount($)	Value($)
Media — continued
5.50%, 5/15/2026 (a)	400,000	384,120
AMC Entertainment Holdings, Inc.
5.75%, 6/15/2025	110,000	107,525
5.88%, 11/15/2026	120,000	116,850
AMC Networks, Inc.
4.75%, 12/15/2022	109,000	109,545
5.00%, 4/1/2024	221,000	214,646
4.75%, 8/1/2025	175,000	164,500
Cequel Communications Holdings I LLC
5.13%, 12/15/2021 (a)	266,000	264,691
7.75%, 7/15/2025 (a)	200,000	207,000
Cinemark USA, Inc. 4.88%, 6/1/2023	145,000	140,099
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/2022	153,000	156,060
Series B, 6.50%, 11/15/2022	423,000	431,989
CSC Holdings LLC
10.13%, 1/15/2023 (a)	400,000	443,500
10.88%, 10/15/2025 (a)	367,000	425,261
5.50%, 4/15/2027 (a)	400,000	383,000
DISH DBS Corp.
6.75%, 6/1/2021	449,000	447,877
5.88%, 7/15/2022	430,000	402,050
5.88%, 11/15/2024	447,000	371,234
Gray Television, Inc.
5.13%, 10/15/2024 (a)	88,000	82,940
5.88%, 7/15/2026 (a)	145,000	137,025
Lamar Media Corp.
5.00%, 5/1/2023	100,000	101,375
5.38%, 1/15/2024	97,000	98,455
Live Nation Entertainment, Inc. 4.88%, 11/1/2024 (a)	64,000	62,240
Meredith Corp.
6.88%, 2/1/2026 (a)	300,000	303,000
Nexstar Broadcasting, Inc. 5.63%, 8/1/2024 (a)	183,000	179,001
Outfront Media Capital LLC
5.25%, 2/15/2022	101,000	102,010
5.63%, 2/15/2024	105,000	105,525
Quebecor Media, Inc. (Canada) 5.75%, 1/15/2023	174,000	177,045
Sinclair Television Group, Inc.
5.38%, 4/1/2021	130,000	130,650
6.13%, 10/1/2022	105,000	107,362
5.63%, 8/1/2024 (a)	105,000	104,575
Sirius XM Radio, Inc.
3.88%, 8/1/2022 (a)	216,000	208,451
6.00%, 7/15/2024 (a)	319,000	326,975
5.38%, 4/15/2025 (a)	36,000	35,595
5.00%, 8/1/2027 (a)	324,000	307,845

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
CORPORATE BONDS — continued
Media — continued
TEGNA, Inc.
5.13%, 7/15/2020	111,000	111,833
6.38%, 10/15/2023	141,000	145,935
Telenet Finance Luxembourg Notes SARL (Belgium) 5.50%, 3/1/2028 (a)	200,000	194,034
Tribune Media Co. 5.88%, 7/15/2022	231,000	233,599
Unitymedia GmbH (Germany) 6.13%, 1/15/2025 (a)	200,000	206,300
Unitymedia Hessen GmbH & Co. KG (Germany) 5.00%, 1/15/2025 (a)	200,000	202,250
UPC Holding BV (Netherlands) 5.50%, 1/15/2028 (a)	200,000	183,000
UPCB Finance IV Ltd. (Netherlands) 5.38%, 1/15/2025 (a)	400,000	384,000
Viacom, Inc.
(ICE LIBOR USD 3 Month + 3.90%), 5.88%, 2/28/2057 (c)	128,000	125,440
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (c)	128,000	125,453
Videotron Ltd. (Canada)
5.00%, 7/15/2022	179,000	181,685
5.13%, 4/15/2027 (a)	130,000	125,775
Ziggo Bond Finance BV (Netherlands) 6.00%, 1/15/2027 (a)	150,000	140,250
Ziggo BV (Netherlands) 5.50%, 1/15/2027 (a)	450,000	429,615

		12,105,230

Metals & Mining — 3.9%
Alcoa Nederland Holding BV
6.75%, 9/30/2024 (a)	200,000	211,540
7.00%, 9/30/2026 (a)	200,000	215,500
Allegheny Technologies, Inc.
5.95%, 1/15/2021	96,000	96,960
7.87%, 8/15/2023	125,000	136,212
ArcelorMittal (Luxembourg)
5.75%, 3/1/2021	154,000	160,160
6.50%, 2/25/2022	132,000	141,240
7.25%, 10/15/2039	260,000	301,600
7.00%, 3/1/2041	106,000	119,813
Cleveland-Cliffs, Inc. 5.75%, 3/1/2025	227,000	216,643
Constellium NV
6.63%, 3/1/2025 (a)	250,000	249,063
5.88%, 2/15/2026 (a)	250,000	238,125
FMG Resources August 2006 Pty. Ltd. (Australia)
4.75%, 5/15/2022 (a)	157,000	154,056
5.13%, 3/15/2023 (a)	56,000	55,230
5.13%, 5/15/2024 (a)	150,000	147,188

Investments	Principal Amount($)	Value($)
Metals & Mining — continued
Freeport-McMoRan, Inc.
3.55%, 3/1/2022	404,000	389,230
3.88%, 3/15/2023	411,000	395,074
5.45%, 3/15/2043	399,000	359,349
Hudbay Minerals, Inc. (Canada)
7.63%, 1/15/2025 (a)	110,000	115,500
Steel Dynamics, Inc.
5.13%, 10/1/2021	138,000	140,139
5.50%, 10/1/2024	94,000	95,880
Teck Resources Ltd. (Canada)
4.75%, 1/15/2022	144,000	145,484
3.75%, 2/1/2023	141,000	136,243
6.25%, 7/15/2041	165,000	169,950
United States Steel Corp.
6.88%, 8/15/2025	156,000	159,541
6.25%, 3/15/2026	72,000	71,349

		4,621,069

Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Starwood Property Trust, Inc.
3.63%, 2/1/2021 (a)	105,000	103,163
5.00%, 12/15/2021	141,000	143,115
4.75%, 3/15/2025 (a)	86,000	82,749

		329,027

Multiline Retail — 0.1%
JC Penney Corp., Inc.
5.88%, 7/1/2023(a)	100,000	91,625

Oil, Gas & Consumable Fuels — 11.7%
Antero Resources Corp.
5.38%, 11/1/2021	221,000	223,320
5.13%, 12/1/2022	235,000	236,175
5.63%, 6/1/2023	158,000	160,370
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023	106,000	107,325
Cheniere Corpus Christi Holdings LLC
7.00%, 6/30/2024	315,000	347,681
5.88%, 3/31/2025	325,000	339,219
5.13%, 6/30/2027	447,000	444,206
Cheniere Energy Partners LP 5.25%, 10/1/2025 (a)	325,000	316,062
Chesapeake Energy Corp. 8.00%, 12/15/2022 (a)	311,000	328,882
CNX Resources Corp.
5.88%, 4/15/2022	315,000	317,756
8.00%, 4/1/2023	38,000	40,375
Continental Resources, Inc.
5.00%, 9/15/2022	423,000	429,416
4.50%, 4/15/2023	300,000	305,328
3.80%, 6/1/2024	142,000	138,852
4.38%, 1/15/2028	232,000	230,564
Crestwood Midstream Partners LP
6.25%, 4/1/2023	144,000	146,520
5.75%, 4/1/2025	90,000	88,875

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
CORPORATE BONDS — continued
Oil, Gas & Consumable Fuels — continued
DCP Midstream LP
Series A, (ICE LIBOR USD 3 Month + 5.15%), 7.38%, 12/15/2022 (b)(c)	86,000	82,775
DCP Midstream Operating LP
5.35%, 3/15/2020 (a)	110,000	112,750
3.88%, 3/15/2023	65,000	62,562
(ICE LIBOR USD 3 Month + 3.85%), 5.85%, 5/21/2043 (a)(c)	120,000	110,964
Diamondback Energy, Inc.
4.75%, 11/1/2024	94,000	90,710
5.38%, 5/31/2025	94,000	93,060
Enbridge, Inc. (Canada)
Series 16-A, (ICE LIBOR USD 3 Month + 3.89%), 6.00%, 1/15/2077 (c)	153,000	146,880
(ICE LIBOR USD 3 Month + 3.42%), 5.50%, 7/15/2077 (c)	222,000	205,073
Energy Transfer Equity LP
7.50%, 10/15/2020	273,000	293,816
4.25%, 3/15/2023	213,000	206,344
5.88%, 1/15/2024	250,000	259,375
5.50%, 6/1/2027	58,000	58,798
Energy Transfer Partners LP
Series A, (ICE LIBOR USD 3 Month + 4.03%), 6.25%, 2/15/2023 (b)(c)	208,000	195,291
Series B, (ICE LIBOR USD 3 Month + 4.16%), 6.62%, 2/15/2028 (b)(c)	117,000	109,454
Extraction Oil & Gas, Inc. 5.63%, 2/1/2026 (a)	150,000	143,625
Genesis Energy LP
6.75%, 8/1/2022	145,000	147,175
6.50%, 10/1/2025	120,000	115,500
Gulfport Energy Corp.
6.00%, 10/15/2024	143,000	134,420
6.38%, 5/15/2025	120,000	115,199
MEG Energy Corp. (Canada)
6.38%, 1/30/2023 (a)	60,000	54,150
7.00%, 3/31/2024 (a)	100,000	90,250
6.50%, 1/15/2025 (a)	70,000	70,153
Murphy Oil Corp.
4.00%, 6/1/2022	10,000	9,800
4.45%, 12/1/2022	120,000	118,200
6.88%, 8/15/2024	116,000	122,960
5.75%, 8/15/2025	116,000	115,710
Newfield Exploration Co.
5.75%, 1/30/2022	157,000	164,457
5.63%, 7/1/2024	221,000	233,431
5.38%, 1/1/2026	146,000	150,198

Investments	Principal Amount($)	Value($)
Oil, Gas & Consumable Fuels — continued
NGL Energy Partners LP 7.50%, 11/1/2023	125,000	127,500
NuStar Logistics LP 5.63%, 4/28/2027	110,000	104,775
Oasis Petroleum, Inc. 6.88%, 3/15/2022	191,000	193,865
Parsley Energy LLC
5.38%, 1/15/2025 (a)	143,000	141,213
5.63%, 10/15/2027 (a)	138,000	136,275
PBF Holding Co. LLC
7.25%, 6/15/2025	160,000	165,952
PDC Energy, Inc.
5.75%, 5/15/2026 (a)	132,000	130,680
Peabody Energy Corp.
6.00%, 3/31/2022 (a)	94,000	96,087
6.38%, 3/31/2025 (a)	105,000	108,937
QEP Resources, Inc.
5.38%, 10/1/2022	86,000	87,479
5.25%, 5/1/2023	143,000	139,961
5.63%, 3/1/2026	95,000	90,725
Range Resources Corp.
5.00%, 8/15/2022	107,000	105,930
5.00%, 3/15/2023	140,000	135,800
4.88%, 5/15/2025	145,000	136,300
RSP Permian, Inc. 6.63%, 10/1/2022	148,000	154,290
Seven Generations Energy Ltd. (Canada) 5.38%, 9/30/2025 (a)	186,000	179,490
SM Energy Co.
6.13%, 11/15/2022	105,000	106,575
5.63%, 6/1/2025	95,000	90,963
6.75%, 9/15/2026	110,000	111,375
Southwestern Energy Co.
4.10%, 3/15/2022	220,000	213,400
6.70%, 1/23/2025	221,000	217,685
7.50%, 4/1/2026	154,000	159,393
Sunoco LP
4.88%, 1/15/2023 (a)	200,000	191,002
5.50%, 2/15/2026 (a)	175,000	165,594
Tallgrass Energy Partners LP
5.50%, 9/15/2024 (a)	157,000	157,785
5.50%, 1/15/2028 (a)	146,000	141,073
Targa Resources Partners LP
4.13%, 11/15/2019	145,000	145,362
4.25%, 11/15/2023	120,000	114,300
6.75%, 3/15/2024	35,000	36,838
5.00%, 1/15/2028 (a)	155,000	145,654
TerraForm Power Operating LLC
4.25%, 1/31/2023 (a)	100,000	96,500
5.00%, 1/31/2028 (a)	138,000	130,238
Whiting Petroleum Corp.
5.75%, 3/15/2021	187,000	190,740
6.63%, 1/15/2026 (a)	201,000	205,774

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
CORPORATE BONDS — continued
Oil, Gas & Consumable Fuels — continued
Williams Cos., Inc. (The)
3.70%, 1/15/2023	170,000	165,347
4.55%, 6/24/2024	258,000	258,968
5.75%, 6/24/2044	135,000	141,412
WPX Energy, Inc.
6.00%, 1/15/2022	171,000	179,550
8.25%, 8/1/2023	95,000	107,825
5.25%, 9/15/2024	128,000	126,720

		13,849,338

Personal Products — 0.2%
Avon International Operations, Inc. (United Kingdom) 7.88%, 8/15/2022 (a)	78,000	77,791
Edgewell Personal Care Co.
4.70%, 5/19/2021	109,000	109,000
4.70%, 5/24/2022	95,000	92,862

		279,653

Pharmaceuticals — 2.1%
Valeant Pharmaceuticals International, Inc.
6.50%, 3/15/2022 (a)	255,000	265,519
5.88%, 5/15/2023 (a)	725,000	688,750
7.00%, 3/15/2024 (a)	449,000	470,328
6.13%, 4/15/2025 (a)	745,000	689,125
5.50%, 11/1/2025 (a)	377,000	369,931

		2,483,653

Real Estate Management & Development — 0.4%
Howard Hughes Corp. (The) 5.38%, 3/15/2025 (a)	218,000	210,642
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	128,000	125,760
Realogy Group LLC
5.25%, 12/1/2021 (a)	101,000	101,758
4.88%, 6/1/2023 (a)	90,000	84,600

		522,760

Road & Rail — 1.7%
Ashtead Capital, Inc. (United Kingdom)
5.63%, 10/1/2024 (a)	200,000	205,500
4.13%, 8/15/2025 (a)	200,000	187,750
4.38%, 8/15/2027 (a)	200,000	185,000
Avis Budget Car Rental LLC 5.50%, 4/1/2023	135,000	129,937
Herc Rentals, Inc.
7.50%, 6/1/2022 (a)	44,000	46,530
7.75%, 6/1/2024 (a)	44,000	47,190
Hertz Corp. (The)
5.88%, 10/15/2020	135,000	129,964
7.63%, 6/1/2022 (a)	282,000	274,598
5.50%, 10/15/2024 (a)	167,000	133,391
Park Aerospace Holdings Ltd. (Ireland)
5.25%, 8/15/2022 (a)	320,000	315,600
4.50%, 3/15/2023 (a)	158,000	150,495
5.50%, 2/15/2024 (a)	231,000	226,669

		2,032,624

Investments	Principal Amount($)	Value($)
Semiconductors & Semiconductor Equipment — 0.9%
Micron Technology, Inc. 5.50%, 2/1/2025	99,000	102,995
NXP BV (Netherlands)
4.13%, 6/1/2021 (a)	400,000	403,504
3.88%, 9/1/2022 (a)	200,000	198,625
4.63%, 6/1/2023 (a)	200,000	203,960
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026 (a)	200,000	208,250

		1,117,334

Software — 1.1%
CDK Global, Inc.
5.00%, 10/15/2024	106,000	108,179
4.88%, 6/1/2027	130,000	122,525
Change Healthcare Holdings LLC 5.75%, 3/1/2025 (a)	223,000	213,244
Nuance Communications, Inc. 5.63%, 12/15/2026	115,000	112,125
Open Text Corp. (Canada)
5.63%, 1/15/2023 (a)	169,000	172,803
5.88%, 6/1/2026 (a)	180,000	184,068
Symantec Corp.
4.20%, 9/15/2020	156,000	156,168
5.00%, 4/15/2025 (a)	233,000	225,231

		1,294,343

Specialty Retail — 0.9%
L Brands, Inc.
6.63%, 4/1/2021	221,000	232,602
5.63%, 2/15/2022	218,000	221,815
5.25%, 2/1/2028	90,000	82,125
6.88%, 11/1/2035	217,000	197,199
Penske Automotive Group, Inc.
5.75%, 10/1/2022	126,000	128,835
5.50%, 5/15/2026	120,000	118,200
Sally Holdings LLC 5.63%, 12/1/2025	26,000	24,440

		1,005,216

Technology Hardware, Storage & Peripherals — 1.2%
EMC Corp.
2.65%, 6/1/2020	447,000	436,317
3.38%, 6/1/2023	202,000	189,166
NCR Corp.
4.63%, 2/15/2021	93,000	92,070
5.00%, 7/15/2022	110,000	108,350
6.38%, 12/15/2023	138,000	141,934
Western Digital Corp. 4.75%, 2/15/2026	515,000	506,631

		1,474,468

Textiles, Apparel & Luxury Goods — 0.3%
Hanesbrands, Inc.
4.63%, 5/15/2024 (a)	203,000	198,179
4.88%, 5/15/2026 (a)	183,000	176,595

		374,774

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
CORPORATE BONDS — continued
Thrifts & Mortgage Finance — 0.1%
Ladder Capital Finance Holdings LLLP 5.25%, 3/15/2022 (a)	94,000	94,000

Trading Companies & Distributors — 1.4%
Aircastle Ltd.
5.50%, 2/15/2022	91,000	94,412
5.00%, 4/1/2023	94,000	96,115
4.13%, 5/1/2024	94,000	91,533
Beacon Roofing Supply, Inc. 4.88%, 11/1/2025 (a)	287,000	264,040
HD Supply, Inc. 5.75%, 4/15/2024 (a)	217,000	227,579
United Rentals North America, Inc.
4.63%, 7/15/2023	136,000	136,850
5.88%, 9/15/2026	219,000	223,927
5.50%, 5/15/2027	220,000	217,800
4.88%, 1/15/2028	366,000	343,711

		1,695,967

Wireless Telecommunication Services — 3.3%
C&W Senior Financing DAC (Ireland) 6.88%, 9/15/2027 (a)	200,000	194,500
CB T-MOBILE USA, Inc. 4.75%, 2/1/2028	168,000	—
Hughes Satellite Systems Corp.
6.50%, 6/15/2019	219,000	225,844
7.63%, 6/15/2021	203,000	216,449
5.25%, 8/1/2026	156,000	148,395
6.63%, 8/1/2026	80,000	77,800
Inmarsat Finance plc (United Kingdom) 4.88%, 5/15/2022 (a)	200,000	190,500
Millicom International Cellular SA (Colombia)
6.00%, 3/15/2025 (a)	200,000	201,600
5.13%, 1/15/2028 (a)	200,000	184,250
Sprint Corp.
7.88%, 9/15/2023	922,000	967,639
7.13%, 6/15/2024	544,000	548,080
T-Mobile USA, Inc.
6.38%, 3/1/2025	369,000	385,568
6.50%, 1/15/2026	432,000	450,900
4.75%, 2/1/2028	168,000	157,080

		3,948,605

TOTAL CORPORATE BONDS (Cost $118,968,768)		115,081,304

Investments	Shares	Value($)
SHORT-TERM INVESTMENTS — 1.7%
INVESTMENT COMPANIES — 1.7%
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.59% (e)(f) (Cost $2,045,772)	2,045,772	2,045,772

Total Investments — 99.0% (Cost $121,014,540)		117,127,076
Other Assets Less Liabilities — 1.0%		1,215,578

Net Assets — 100.0%		118,342,654

Percentages indicated are based on net assets.

Abbreviations

ICE		Intercontinental Exchange
LIBOR		London Interbank Offered Rate
OYJ		Public Limited Company
USD		United States Dollar

(a)	—	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(b)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2018.
(c)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2018.
(d)	—	Amount rounds to less than 0.05% of net assets.
(e)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)	—	The rate shown was the current yield as of May 31, 2018.

JPMorgan Disciplined High Yield ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (concluded)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,045,772	$115,081,304	$—	$117,127,076

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers among any levels during the period ended May 31, 2018.

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited)

Investments		Principal Amount($)	Value($)
CORPORATE BONDS — 60.6%
Argentina — 0.5%
Pampa Energia SA
7.38%, 7/21/2023 (a)		130,000	130,026
7.50%, 1/24/2027 (b)		150,000	143,017
YPF SA
8.50%, 3/23/2021 (b)		340,000	357,952
6.95%, 7/21/2027 (a)		120,000	111,450

			742,445

Australia — 0.3%
Australia & New Zealand Banking Group Ltd. (USD ICE Swap Rate 5 Year + 5.17%), 6.75%, 6/15/2026 (a)(c)(d)(e)		200,000	205,500
BHP Billiton Finance Ltd. (GBP Swap 5 Year + 4.82%), 6.50%, 10/22/2077 (b)(d)	GBP	100,000	150,383
Origin Energy Finance Ltd. (EUR Swap Annual 5 Year + 3.67%), 4.00%, 9/16/2074 (b)(d)	EUR	125,000	151,063

			506,946

Bahrain — 0.1%
Batelco International Finance No. 1 Ltd. 4.25%, 5/1/2020 (b)		200,000	193,000

Belgium — 0.6%
Anheuser-Busch InBev Finance, Inc. 3.65%, 2/1/2026		495,000	486,062
4.70%, 2/1/2036		20,000	20,519
4.90%, 2/1/2046		35,000	36,332
Nyrstar Netherlands Holdings BV 6.88%, 3/15/2024 (b)	EUR	200,000	225,626
Solvay Finance SA (EUR Swap Annual 5 Year + 3.70%), 5.42%, 11/12/2023 (b)(c)(d)(e)	EUR	100,000	132,514

			901,053

Brazil — 1.5%
Banco do Brasil SA (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.40%), 6.25%, 4/15/2024 (b)(c)(d)(e)		200,000	165,700
Cemig Geracao e Transmissao SA 9.25%, 12/5/2024 (a)		400,000	421,040
CSN Resources SA 6.50%, 7/21/2020 (b)		155,000	146,684

Investments	Principal Amount($)	Value($)
Brazil — continued
Itau Unibanco Holding SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.98%), 6.13%, 12/12/2022 (a)(c)(d)(e)	200,000	188,540
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 6.50%, 3/19/2023 (b)(c)(d)(e)	250,000	236,394
JBS USA LUX SA 7.25%, 6/1/2021 (a)	225,000	227,531
6.75%, 2/15/2028 (a)	36,000	34,020
JSL Europe SA 7.75%, 7/26/2024 (b)	200,000	196,000
Minerva Luxembourg SA 6.50%, 9/20/2026 (b)	200,000	184,000
Suzano Austria GmbH 5.75%, 7/14/2026 (b)	200,000	202,800
Votorantim Cimentos SA 7.25%, 4/5/2041 (b)	200,000	204,440
Vrio Finco 1 LLC 6.25%, 4/4/2023 (a)	200,000	201,250

		2,408,399

Canada — 1.3%
Athabasca Oil Corp. 9.88%, 2/24/2022 (a)	51,000	52,147
Bombardier, Inc. 8.75%, 12/1/2021 (a)	162,000	179,820
6.00%, 10/15/2022 (a)	10,000	9,923
Canadian Pacific Railway Co. 3.70%, 2/1/2026	300,000	296,567
Cenovus Energy, Inc. 4.25%, 4/15/2027	75,000	72,043
6.75%, 11/15/2039	83,000	93,220
5.20%, 9/15/2043	52,000	49,544
Cott Holdings, Inc. 5.50%, 4/1/2025 (a)	47,000	46,295
Emera US Finance LP 3.55%, 6/15/2026	216,000	204,843
Encana Corp. 6.50%, 8/15/2034	100,000	119,184
6.50%, 2/1/2038	25,000	30,084
Garda World Security Corp. 8.75%, 5/15/2025 (a)	129,000	131,257
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023(a)	15,000	13,687
Mattamy Group Corp. 6.50%, 10/1/2025 (a)	50,000	49,423
MEG Energy Corp. 6.38%, 1/30/2023 (a)	185,000	166,963
6.50%, 1/15/2025 (a)	74,000	74,162
NOVA Chemicals Corp. 4.88%, 6/1/2024 (a)	40,000	38,250
5.25%, 6/1/2027 (a)	30,000	28,425

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments		Principal Amount($)	Value($)
CORPORATE BONDS — continued
Canada — continued
Precision Drilling Corp.
7.75%, 12/15/2023		65,000	68,738
7.13%, 1/15/2026 (a)		11,000	11,220
Quebecor Media, Inc. 5.75%, 1/15/2023		275,000	279,813
Seven Generations Energy Ltd. 5.38%, 9/30/2025 (a)		24,000	23,160
Teck Resources Ltd. 6.13%, 10/1/2035		69,000	71,243

			2,110,011

Denmark — 0.2%
Danske Bank A/S
(EUR Swap Annual 5 Year + 5.47%), 5.88%, 4/6/2022 (b)(c)(d)(e)	EUR	200,000	255,955

Finland — 0.1%
Stora Enso OYJ 2.50%, 6/7/2027 (b)	EUR	100,000	119,366

France — 3.7%
Altice France SA
5.38%, 5/15/2022 (b)	EUR	100,000	119,536
6.00%, 5/15/2022 (a)		200,000	199,250
5.63%, 5/15/2024 (b)	EUR	150,000	182,724
BPCE SA
5.15%, 7/21/2024 (a)		260,000	266,399
(EUR Swap Annual 5 Year + 2.37%), 2.75%, 11/30/2027 (b)(d)	EUR	200,000	245,525
Casino Guichard Perrachon SA 4.05%, 8/5/2026 (b)	EUR	200,000	226,960
Constantin Investissement 3 SASU 5.38%, 4/15/2025 (b)	EUR	100,000	114,508
Credit Agricole SA
(EUR Swap Annual 5 Year + 5.12%), 6.50%, 6/23/2021 (b)(c)(d)(e)	EUR	300,000	382,280
(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (a)(c)(d)(e)		200,000	217,733
Elis SA 1.88%, 2/15/2023 (b)	EUR	100,000	115,997
Europcar Groupe SA
5.75%, 6/15/2022 (b)	EUR	200,000	239,843
4.13%, 11/15/2024 (b)	EUR	100,000	114,421
Faurecia SA 3.63%, 6/15/2023 (b)	EUR	100,000	122,002
Horizon Holdings I SAS 7.25%, 8/1/2023 (b)	EUR	200,000	243,134
La Financiere Atalian SASU
4.00%, 5/15/2024 (b)	EUR	100,000	110,608
5.13%, 5/15/2025 (a)	EUR	100,000	114,028

Investments		Principal Amount($)	Value($)
France — continued
Loxam SAS 3.50%, 5/3/2023 (b)	EUR	250,000	300,972
Novafives SAS 4.50%, 6/30/2021 (b)	EUR	150,000	177,169
Orano SA
4.38%, 11/6/2019	EUR	50,000	61,530
3.13%, 3/20/2023(b)	EUR	200,000	236,336
Paprec Holding SA 4.00%, 3/31/2025 (b)	EUR	200,000	233,810
Peugeot SA 2.38%, 4/14/2023 (b)	EUR	350,000	431,369
Picard Groupe SAS (EURIBOR 3 Month + 3.00%, 3.00% Floor), 3.00%, 11/30/2023 (b)(d)	EUR	100,000	115,181
Rexel SA 2.63%, 6/15/2024 (b)	EUR	300,000	352,878
SMCP Group SAS 5.88%, 5/1/2023 (b)	EUR	54,000	66,917
Societe Generale SA (USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025 (a)(c)(d)(e)		200,000	212,750
SPIE SA 3.13%, 3/22/2024 (b)	EUR	200,000	234,345
TOTAL SA (EUR Swap Annual 5 Year + 1.86%), 2.25%, 2/26/2021 (b)(c)(d)(e)	EUR	125,000	150,698
(EUR Swap Annual 5 Year + 3.78%), 3.88%, 5/18/2022 (b)(c)(d)(e)	EUR	100,000	127,240
Vallourec SA
6.63%, 10/15/2022 (b)	EUR	100,000	119,711
2.25%, 9/30/2024 (b)	EUR	100,000	94,532

			5,930,386

Germany — 2.1%
Commerzbank AG 7.75%, 3/16/2021	EUR	100,000	137,770
CTC BondCo GmbH 5.25%, 12/15/2025 (b)	EUR	100,000	115,444
Deutsche Bank AG 4.25%, 10/14/2021		300,000	297,330
Hapag-Lloyd AG 6.75%, 2/1/2022 (b)	EUR	125,000	152,386
IHO Verwaltungs GmbH 3.75% (cash), 9/15/2026 (b)(f)	EUR	225,000	273,670
Kirk Beauty One GmbH 8.75%, 7/15/2023 (b)	EUR	100,000	113,335
Nidda BondCo GmbH 5.00%, 9/30/2025 (b)	EUR	225,000	253,161
Nidda Healthcare Holding GmbH 3.50%, 9/30/2024 (b)	EUR	200,000	226,796

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments		Principal Amount($)	Value($)
CORPORATE BONDS — continued
Germany — continued
ProGroup AG
3.00%, 3/31/2026 (b)	EUR	125,000	143,939
Siemens Financieringsmaatschappij NV 2.35%, 10/15/2026 (a)		250,000	225,141
thyssenkrupp AG
1.38%, 3/3/2022 (b)	EUR	300,000	352,473
2.50%, 2/25/2025 (b)	EUR	100,000	122,034
Unitymedia GmbH 3.75%, 1/15/2027 (b)	EUR	250,000	306,876
Unitymedia Hessen GmbH & Co. KG
4.00%, 1/15/2025 (b)	EUR	200,000	244,981
3.50%, 1/15/2027 (b)	EUR	100,000	122,926
WEPA Hygieneprodukte GmbH 3.75%, 5/15/2024 (b)	EUR	200,000	227,790

			3,316,052

Greece — 0.4%
Alpha Bank AE 2.50%, 2/5/2023 (b)	EUR	240,000	278,636
Crystal Almond SARL 10.00%, 11/1/2021 (b)	EUR	100,000	124,808
National Bank of Greece SA 2.75%, 10/19/2020 (b)	EUR	100,000	118,655
OTE plc 3.50%, 7/9/2020 (b)	EUR	100,000	120,827

			642,926

Guatemala — 0.1%
Comunicaciones Celulares SA 6.88%, 2/6/2024 (b)		200,000	204,000

Hong Kong — 0.2%
GCL New Energy Holdings Ltd. 7.10%, 1/30/2021 (b)		200,000	186,185
WTT Investment Ltd. 5.50%, 11/21/2022 (a)		200,000	191,250

			377,435

India — 0.4%
ABJA Investment Co. Pte. Ltd. 5.45%, 1/24/2028 (b)		260,000	234,325
JSW Steel Ltd. 5.25%, 4/13/2022 (b)		200,000	197,000
Vedanta Resources plc 6.13%, 8/9/2024 (b)		250,000	231,875

			663,200

Ireland — 1.5%
AerCap Ireland Capital DAC
4.63%, 7/1/2022		330,000	338,484
3.65%, 7/21/2027		180,000	165,544
Allied Irish Banks plc (EUR Swap Annual 5 Year + 3.95%), 4.13%, 11/26/2025 (b)(d)	EUR	100,000	122,968
Ardagh Packaging Finance plc
4.13%, 5/15/2023 (b)	EUR	200,000	243,151
6.75%, 5/15/2024 (b)	EUR	275,000	347,610

Investments		Principal Amount($)	Value($)
Ireland — continued
7.25%, 5/15/2024 (a)		210,000	219,187
Bank of Ireland (EUR Swap Annual 5 Year + 3.55%), 4.25%, 6/11/2024 (b)(d)	EUR	100,000	120,404
eircom Finance DAC
4.50%, 5/31/2022 (b)	EUR	200,000	238,533
James Hardie International Finance DAC 4.75%, 1/15/2025 (a)		200,000	194,250
Park Aerospace Holdings Ltd. 5.50%, 2/15/2024 (a)		129,000	126,581
Smurfit Kappa Acquisitions ULC 2.38%, 2/1/2024 (b)	EUR	250,000	298,734

			2,415,446

Israel — 0.3%
Teva Pharmaceutical Finance Netherlands II BV 1.13%, 10/15/2024 (b)	EUR	100,000	99,457
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/1/2026		145,000	116,491
6.75%, 3/1/2028		200,000	201,600

			417,548

Italy — 1.7%
Autostrade per l’Italia SpA 6.25%, 6/9/2022	GBP	90,000	140,357
Buzzi Unicem SpA 2.13%, 4/28/2023 (b)	EUR	100,000	119,520
Enel Finance International NV
5.63%, 8/14/2024 (b)	GBP	50,000	77,856
3.50%, 4/6/2028 (a)		200,000	179,679
Enel SpA (GBP Swap 5 Year + 5.66%), 7.75%, 9/10/2075 (b)(d)	GBP	100,000	146,288
EVOCA SpA 7.00%, 10/15/2023 (b)	EUR	200,000	244,907
Intesa Sanpaolo SpA 3.88%, 7/14/2027 (a)		275,000	240,922
Leonardo SpA 4.88%, 3/24/2025	EUR	200,000	265,977
Snaitech SpA 6.38%, 11/7/2021 (b)	EUR	100,000	121,873
Telecom Italia SpA
5.25%, 2/10/2022 (b)	EUR	100,000	133,602
3.25%, 1/16/2023 (b)	EUR	200,000	248,992
3.63%, 1/19/2024 (b)	EUR	225,000	285,036
3.63%, 5/25/2026 (b)	EUR	225,000	281,360
Wind Tre SpA 2.63%, 1/20/2023 (a)	EUR	150,000	150,808
2.63%, 1/20/2023 (b)	EUR	100,000	100,538

			2,737,715

Japan — 0.4%
SoftBank Group Corp. 4.00%, 7/30/2022 (b)	EUR	375,000	462,506
3.13%, 9/19/2025 (b)	EUR	125,000	136,274

			598,780

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments		Principal Amount($)	Value($)
CORPORATE BONDS — continued
Kazakhstan — 0.4%
KazMunayGas National Co. JSC
4.75%, 4/24/2025 (a)		390,000	391,462
5.38%, 4/24/2030 (a)		230,000	230,000

			621,462

Kuwait — 0.3%
Kuwait Projects Co. SPC Ltd.
5.00%, 3/15/2023 (b)		200,000	200,750
4.50%, 2/23/2027 (b)		270,000	254,138

			454,888

Luxembourg — 2.3%
Altice Financing SA 6.63%, 2/15/2023 (a)		200,000	197,160
Altice Finco SA 4.75%, 1/15/2028 (b)	EUR	225,000	226,251
Altice Luxembourg SA
7.25%, 5/15/2022 (b)	EUR	100,000	116,301
7.75%, 5/15/2022 (a)		200,000	192,000
6.25%, 2/15/2025 (b)	EUR	300,000	341,144
ArcelorMittal
3.13%, 1/14/2022 (b)	EUR	225,000	281,785
6.50%, 2/25/2022		112,000	119,840
Auris Luxembourg II SA 8.00%, 1/15/2023 (b)	EUR	100,000	121,593
Galapagos SA 5.38%, 6/15/2021 (b)	EUR	150,000	163,028
Garfunkelux Holdco 3 SA 7.50%, 8/1/2022 (b)	EUR	125,000	148,089
INEOS Finance plc 4.00%, 5/1/2023 (b)	EUR	100,000	119,257
INEOS Group Holdings SA 5.38%, 8/1/2024 (b)	EUR	100,000	122,119
Intelsat Connect Finance SA 12.50%, 4/1/2022 (a)		20,000	19,300
Intelsat Jackson Holdings SA
7.25%, 10/15/2020		176,000	172,480
7.50%, 4/1/2021		92,000	89,930
8.00%, 2/15/2024 (a)		158,000	167,085
9.75%, 7/15/2025 (a)		17,000	17,638
Intelsat Luxembourg SA
7.75%, 6/1/2021		4,000	3,300
8.13%, 6/1/2023		11,000	8,415
Matterhorn Telecom Holding SA 4.88%, 5/1/2023 (b)	EUR	200,000	236,142
SES SA (EUR Swap Annual 5 Year + 4.66%), 4.62%, 1/2/2022 (b)(c)(d)(e)	EUR	250,000	303,912
SIG Combibloc Holdings SCA 7.75%, 2/15/2023 (b)	EUR	200,000	243,134
Telenet Finance VI Luxembourg SCA
4.88%, 7/15/2027 (b)	EUR	180,000	228,417

			3,638,320

Investments		Principal Amount($)	Value($)
Mexico — 0.8%
Banco Mercantil del Norte SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.04%), 6.87%, 7/6/2022 (a)(c)(d)(e)		200,000	196,240
BBVA Bancomer SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (a)(d)		200,000	180,700
Cemex SAB de CV 7.75%, 4/16/2026 (a)		200,000	215,400
Nemak SAB de CV 4.75%, 1/23/2025 (a)		200,000	187,520
Petroleos Mexicanos
6.88%, 8/4/2026		230,000	241,316
5.35%, 2/12/2028 (b)		310,000	291,090

			1,312,266

Morocco — 0.2%
OCP SA 4.50%, 10/22/2025 (b)		250,000	239,375

Netherlands — 1.2%
ABN AMRO Bank NV (EUR Swap Annual 5 Year + 5.45%), 5.75%, 9/22/2020 (b)(c)(d)(e)	EUR	200,000	248,423
4.75%, 7/28/2025 (a)		200,000	200,204
ING Groep NV (USD Swap Semi 5 Year + 5.12%), 6.87%, 4/16/2022 (b)(c)(d)(e)		200,000	206,178
(EUR Swap Annual 5 Year + 2.85%), 3.00%, 4/11/2028 (d)	EUR	100,000	124,401
Sunshine Mid BV 6.50%, 5/15/2026 (a)	EUR	200,000	226,796
UPCB Finance IV Ltd. 4.00%, 1/15/2027 (b)	EUR	300,000	361,197
Ziggo Bond Finance BV 4.63%, 1/15/2025 (b)	EUR	300,000	351,465
Ziggo BV 4.25%, 1/15/2027 (b)	EUR	100,000	117,025

			1,835,689

Peru — 0.2%
Nexa Resources SA 5.38%, 5/4/2027 (b)		200,000	193,250
Southern Copper Corp. 5.88%, 4/23/2045		140,000	151,067

			344,317

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments		Principal Amount($)	Value($)
CORPORATE BONDS — continued
Portugal — 0.2%
EDP - Energias de Portugal SA (EUR Swap Annual 5 Year + 5.04%), 5.38%, 9/16/2075 (b)(d)	EUR	100,000	127,662
EDP Finance BV
2.38%, 3/23/2023 (b)	EUR	200,000	250,721

			378,383

Qatar — 0.2%
ABQ Finance Ltd. 3.50%, 2/22/2022 (b)		200,000	191,250
Ras Laffan Liquefied Natural Gas Co. Ltd. II 5.30%, 9/30/2020 (b)		68,400	69,854

			261,104

South Korea — 0.1%
Woori Bank (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.35%), 5.25%, 5/16/2022 (b)(c)(d)(e)		200,000	193,250

Spain — 2.1%
Banco Bilbao Vizcaya Argentaria SA (EUR Swap Annual 5 Year + 9.18%), 8.88%, 4/14/2021 (b)(c)(d)(e)	EUR	200,000	264,205
Bankia SA (EUR Swap Annual 5 Year + 3.35%), 3.38%, 3/15/2027 (b)(d)	EUR	100,000	120,113
Bankinter SA (EUR Swap Annual 5 Year + 2.40%), 2.50%, 4/6/2027 (b)(d)	EUR	100,000	117,726
CaixaBank SA (EUR Swap Annual 5 Year + 6.50%), 6.75%, 6/13/2024 (b)(c)(d)(e)	EUR	400,000	499,184
(EUR Swap Annual 5 Year + 3.35%), 3.50%, 2/15/2027 (b)(d)	EUR	200,000	243,076
Cellnex Telecom SA 2.88%, 4/18/2025 (b)	EUR	100,000	116,322
Cirsa Funding Luxembourg SA 5.75%, 5/15/2021 (b)	EUR	150,000	179,508
eDreams ODIGEO SA 8.50%, 8/1/2021 (b)	EUR	97,701	118,701
Grifols SA 3.20%, 5/1/2025 (b)	EUR	100,000	116,028

Investments		Principal Amount($)	Value($)
Spain — continued
Repsol International Finance BV (EUR Swap Annual 6 Year + 3.56%), 3.88%, 3/25/2021 (b)(c)(d)(e)	EUR	100,000	122,757
(EUR Swap Annual 10 Year + 4.20%), 4.50%, 3/25/2075 (b)(d)	EUR	200,000	247,371
Telefonica Europe BV (EUR Swap Annual 6 Year + 3.80%), 5.00%, 3/31/2020 (b)(c)(d)(e)	EUR	200,000	248,779
(EUR Swap Annual 5 Year + 3.86%), 3.75%, 3/15/2022 (b)(c)(d)(e)	EUR	400,000	481,181
(EUR Swap Annual 5 Year + 2.33%), 2.63%, 6/7/2023 (b)(c)(d)(e)	EUR	200,000	223,882
Series NC5, (EUR Swap Annual 5 Year + 2.45%), 3.00%, 12/4/2023 (b)(c)(d)(e)	EUR	100,000	112,521
(EUR Swap Annual 10 Year + 4.30%), 5.88%, 3/31/2024 (b)(c)(d)(e)	EUR	100,000	129,472

			3,340,826

Sweden — 0.5%
Skandinaviska Enskilda Banken AB (EUR Swap Annual 5 Year + 1.45%), 2.50%, 5/28/2026 (b)(d)	EUR	100,000	122,425
Telefonaktiebolaget LM Ericsson 1.88%, 3/1/2024 (b)	EUR	125,000	143,356
Verisure Holding AB 6.00%, 11/1/2022 (b)	EUR	180,000	219,635
Verisure Midholding AB 5.75%, 12/1/2023 (b)	EUR	100,000	115,109
Volvo Car AB
3.25%, 5/18/2021 (b)	EUR	100,000	124,966
2.00%, 1/24/2025 (b)	EUR	100,000	116,174

			841,665

Switzerland — 1.1%
Credit Suisse Group AG (USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023 (a)(c)(d)(e)		450,000	471,389
4.28%, 1/9/2028 (a)		250,000	243,707
Dufry One BV 2.50%, 10/15/2024 (b)	EUR	100,000	116,917
Glencore Finance Europe Ltd. 6.00%, 4/3/2022 (b)	GBP	100,000	151,599
UBS Group AG (EUR Swap Annual 5 Year + 5.29%), 5.75%, 2/19/2022 (b)(c)(d)(e)	EUR	600,000	763,682

			1,747,294

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments		Principal Amount($)	Value($)
CORPORATE BONDS — continued
Turkey — 0.7%
Akbank Turk A/S (USD Swap Semi 5 Year + 4.03%), 6.80%, 4/27/2028 (b)(d)		210,000	192,413
Petkim Petrokimya Holding A/S 5.88%, 1/26/2023 (b)		260,000	244,400
QNB Finansbank A/S 4.88%, 5/19/2022 (b)		200,000	187,000
Turkiye Garanti Bankasi A/S 5.25%, 9/13/2022 (b)		210,000	200,550
(USD Swap Semi 5 Year + 4.22%), 6.13%, 5/24/2027 (b)(d)		210,000	195,300

			1,019,663

United Arab Emirates — 0.0%(g)
Shelf Drilling Holdings Ltd. 8.25%, 2/15/2025 (a)		47,000	47,940

United Kingdom — 4.1%
BAT Capital Corp.
3.56%, 8/15/2027 (a)		450,000	423,233
4.39%, 8/15/2037 (a)		315,000	300,595
CNH Industrial Finance Europe SA 2.88%, 5/17/2023 (b)	EUR	125,000	157,537
Fiat Chrysler Automobiles NV 3.75%, 3/29/2024 (b)	EUR	200,000	252,805
Fiat Chrysler Finance Europe SA 4.75%, 7/15/2022 (b)	EUR	100,000	130,505
HSBC Holdings plc 3.40%, 3/8/2021		480,000	481,026
(ICE LIBOR USD 3 Month + 1.00%), 3.33%, 5/18/2024 (d)		237,000	236,130
(USD ICE Swap Rate 5 Year + 4.37%), 6.38%, 3/30/2025 (c)(d)(e)		200,000	200,250
Iceland Bondco plc
4.63%, 3/15/2025 (b)	GBP	125,000	149,958
4.63%, 3/15/2025 (a)	GBP	100,000	119,966
Jaguar Land Rover Automotive plc 3.88%, 3/1/2023 (b)	GBP	100,000	132,217
Lloyds Banking Group plc (EUR Swap Annual 5 Year + 5.29%), 6.37%, 6/27/2020 (b)(c)(d)(e)	EUR	200,000	249,592
4.58%, 12/10/2025		200,000	196,634
NGG Finance plc (EUR Swap Annual 7 Year + 2.88%), 4.25%, 6/18/2076 (b)(d)	EUR	100,000	124,504
Noble Holding International Ltd.
7.75%, 1/15/2024		7,000	6,562
7.88%, 2/1/2026 (a)		45,000	45,844

Investments		Principal Amount($)	Value($)
United Kingdom — continued
Nomad Foods Bondco plc
3.25%, 5/15/2024 (b)	EUR	100,000	117,478
Royal Bank of Scotland Group plc (USD Swap Semi 5 Year + 7.60%), 8.62%, 8/15/2021 (c)(d)(e)		200,000	216,440
6.10%, 6/10/2023		252,000	267,753
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (d)		200,000	199,570
Santander UK Group Holdings plc 3.57%, 1/10/2023		400,000	390,284
Sky plc 1.50%, 9/15/2021 (b)	EUR	200,000	242,374
Standard Chartered plc (USD Swap Semi 5 Year + 5.72%), 7.75%, 4/2/2023 (a)(c)(d)(e)		200,000	207,250
Synlab Unsecured Bondco plc 8.25%, 7/1/2023 (b)	EUR	200,000	247,102
Tesco Corporate Treasury Services plc
2.13%, 11/12/2020 (b)	EUR	250,000	304,355
2.50%, 7/1/2024 (b)	EUR	400,000	493,342
TI Group Automotive Systems LLC 8.75%, 7/15/2023 (a)		92,000	95,910
Virgin Media Finance plc 4.50%, 1/15/2025 (b)	EUR	200,000	236,476
Vodafone Group plc 4.38%, 5/30/2028		190,000	188,461
Worldpay Finance plc 3.75%, 11/15/2022 (b)	EUR	100,000	125,965

			6,540,118

United States — 30.8%
21st Century Fox America, Inc. 4.95%, 10/15/2045		120,000	129,244
Acadia Healthcare Co., Inc. 6.50%, 3/1/2024		104,000	107,640
ACCO Brands Corp. 5.25%, 12/15/2024 (a)		120,000	120,000
Adient Global Holdings Ltd. 3.50%, 8/15/2024 (b)	EUR	100,000	114,038
ADT Corp. (The) 4.13%, 6/15/2023		154,000	140,910
AECOM 5.88%, 10/15/2024		95,000	96,662
AES Corp. 5.50%, 4/15/2025		79,000	79,790
Air Lease Corp. 3.00%, 9/15/2023		45,000	43,020
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023 (a)		70,000	65,975
AK Steel Corp. 7.00%, 3/15/2027		25,000	23,875

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments		Principal Amount($)	Value($)
CORPORATE BONDS — continued
United States — continued
Albertsons Cos. LLC
6.63%, 6/15/2024		204,000	191,821
5.75%, 3/15/2025		5,000	4,400
Alliance Data Systems Corp. 5.38%, 8/1/2022 (a)		124,000	124,620
Allison Transmission, Inc.
5.00%, 10/1/2024 (a)		20,000	19,850
4.75%, 10/1/2027 (a)		50,000	46,812
Ally Financial, Inc.
4.25%, 4/15/2021		155,000	155,775
4.63%, 5/19/2022		375,000	376,421
Altria Group, Inc.
4.00%, 1/31/2024		40,000	40,727
4.25%, 8/9/2042		15,000	14,052
3.88%, 9/16/2046		115,000	102,314
AMC Entertainment Holdings, Inc. 5.75%, 6/15/2025		155,000	151,512
AMC Networks, Inc. 5.00%, 4/1/2024		154,000	149,572
American Axle & Manufacturing, Inc.
6.63%, 10/15/2022		294,000	303,187
6.50%, 4/1/2027		43,000	42,007
American Tower Corp.
REIT, 5.00%, 2/15/2024		180,000	188,174
REIT, 3.60%, 1/15/2028		280,000	262,546
American Tower Trust #1
REIT, 3.65%,
3/23/2028(a)		155,000	154,271
American Woodmark Corp. 4.88%, 3/15/2026 (a)		30,000	28,650
Amkor Technology, Inc.
6.63%, 6/1/2021		110,000	110,220
6.38%, 10/1/2022		45,000	45,961
AMN Healthcare, Inc. 5.13%, 10/1/2024 (a)		80,000	78,200
Anadarko Petroleum Corp. 3.45%, 7/15/2024		210,000	203,899
Analog Devices, Inc. 4.50%, 12/5/2036		10,000	9,948
Andeavor Logistics LP
6.25%, 10/15/2022‡		9,000	9,383
5.25%, 1/15/2025		106,000	108,915
Antero Resources Corp. 5.13%, 12/1/2022		328,000	329,640
Aramark International Finance SARL 3.13%, 4/1/2025 (b)	EUR	100,000	119,146
Arconic, Inc. 5.90%, 2/1/2027		337,000	339,527
AT&T, Inc.
3.90%, 3/11/2024		200,000	199,979
4.75%, 5/15/2046		75,000	69,023
Avis Budget Car Rental LLC 5.50%, 4/1/2023		100,000	96,250
Axalta Coating Systems LLC 4.25%, 8/15/2024 (b)	EUR	100,000	122,342

Investments		Principal Amount($)	Value($)
United States — continued
Ball Corp.
4.38%, 12/15/2023	EUR	250,000	327,632
Bank of America Corp. 2.63%, 4/19/2021		270,000	265,681
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (d)		810,000	786,211
Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026 (c)(d)(e)		230,000	241,960
Series L, 4.18%, 11/25/2027		180,000	176,357
Series FF, (ICE LIBOR USD 3 Month + 2.93%), 5.87%, 3/15/2028 (c)(d)(e)		335,000	331,231
Belden, Inc. 3.38%, 7/15/2027 (b)	EUR	100,000	112,369
Berry Global, Inc.
5.13%, 7/15/2023		75,000	74,250
4.50%, 2/15/2026 (a)		13,000	12,155
Blue Cube Spinco LLC 10.00%, 10/15/2025		110,000	128,150
Blue Racer Midstream LLC 6.13%, 11/15/2022 (a)		130,000	132,304
Boyd Gaming Corp.
6.88%, 5/15/2023		30,000	31,500
6.38%, 4/1/2026		89,000	91,225
Brink’s Co. (The) 4.63%, 10/15/2027 (a)		27,000	24,300
Bristow Group, Inc. 8.75%, 3/1/2023 (a)		25,000	24,500
Broadcom Corp. 3.63%, 1/15/2024		210,000	204,369
Buckeye Partners LP
4.15%, 7/1/2023		171,000	169,992
3.95%, 12/1/2026		30,000	27,983
Cablevision Systems Corp. 8.00%, 4/15/2020		119,000	125,545
California Resources Corp. 8.00%, 12/15/2022 (a)		22,000	19,415
Callon Petroleum Co. 6.13%, 10/1/2024		45,000	45,394
Calpine Corp. 5.25%, 6/1/2026 (a)		87,000	82,215
Camelot Finance SA 7.88%, 10/15/2024 (a)		221,000	226,525
Capital One Financial Corp.
4.20%, 10/29/2025		175,000	171,429
3.75%, 3/9/2027		50,000	47,721
3.80%, 1/31/2028		180,000	171,271
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023		47,000	47,587
CCO Holdings LLC
5.88%, 4/1/2024 (a)		74,000	74,648
5.75%, 2/15/2026 (a)		865,000	847,440
5.13%, 5/1/2027 (a)		280,000	262,150

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
CORPORATE BONDS — continued
United States — continued
Centene Corp. 6.13%, 2/15/2024	134,000	140,867
Central Garden & Pet Co.
6.13%, 11/15/2023	20,000	20,800
5.13%, 2/1/2028	75,000	70,125
CenturyLink, Inc.
Series S, 6.45%, 6/15/2021	25,000	25,595
Series T, 5.80%, 3/15/2022	25,000	24,594
CF Industries, Inc. 4.50%, 12/1/2026 (a)	240,000	237,420
Charter Communications Operating LLC 4.91%, 7/23/2025	255,000	259,300
Chemours Co. (The)
6.63%, 5/15/2023	40,000	42,011
7.00%, 5/15/2025	42,000	45,045
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	83,000	86,631
Chesapeake Energy Corp.
8.00%, 12/15/2022 (a)	73,000	77,197
8.00%, 1/15/2025	45,000	44,719
8.00%, 6/15/2027	65,000	64,513
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a)	134,000	119,930
Cinemark USA, Inc. 4.88%, 6/1/2023	10,000	9,662
CIT Group, Inc. 5.00%, 8/15/2022	165,000	167,681
CITGO Petroleum Corp. 6.25%, 8/15/2022 (a)	27,000	26,865
Citigroup, Inc. (ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023 (d)	100,000	98,395
3.88%, 3/26/2025	135,000	131,170
4.40%, 6/10/2025	130,000	130,174
Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026(c)(d)(e)	200,000	206,140
Clear Channel Worldwide Holdings, Inc. Series B, 7.63%, 3/15/2020	172,000	171,355
Series B, 6.50%, 11/15/2022	470,000	479,987
Clearwater Paper Corp. 4.50%, 2/1/2023	32,000	29,680
CNX Resources Corp. 5.88%, 4/15/2022	21,000	21,184
Cogent Communications Finance, Inc. 5.63%, 4/15/2021 (a)	75,000	75,000
Comcast Corp.
3.20%, 7/15/2036	110,000	92,695
4.60%, 8/15/2045	105,000	101,080
4.00%, 3/1/2048	90,000	79,905

Investments		Principal Amount($)	Value($)
United States — continued
Commercial Metals Co. 4.88%, 5/15/2023		80,000	77,800
CommScope Technologies LLC
6.00%, 6/15/2025 (a)		330,000	330,825
Community Health Systems, Inc.
7.13%, 7/15/2020		55,000	46,475
5.13%, 8/1/2021		33,000	31,010
6.25%, 3/31/2023		21,000	19,582
Concho Resources, Inc.
3.75%, 10/1/2027		53,000	51,222
4.88%, 10/1/2047		18,000	18,452
Constellium NV 4.25%, 2/15/2026 (b)	EUR	200,000	232,234
Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026 (a)		105,000	102,637
CoreCivic, Inc. REIT, 4.63%, 5/1/2023		70,000	68,775
Covanta Holding Corp. 5.88%, 7/1/2025		41,000	39,526
Crestwood Midstream Partners LP 6.25%, 4/1/2023		35,000	35,612
Crown Americas LLC 4.25%, 9/30/2026		74,000	66,970
Crown European Holdings SA
4.00%, 7/15/2022 (b)	EUR	150,000	190,803
2.63%, 9/30/2024 (b)	EUR	125,000	144,687
CSC Holdings LLC
5.25%, 6/1/2024		27,000	25,520
6.63%, 10/15/2025 (a)		210,000	216,825
CSI Compressco LP 7.50%, 4/1/2025 (a)		10,000	10,050
CURO Financial Technologies Corp. 12.00%, 3/1/2022 (a)		10,000	10,900
CVR Partners LP 9.25%, 6/15/2023 (a)		82,000	84,255
CVS Health Corp.
4.30%, 3/25/2028		100,000	99,244
4.78%, 3/25/2038		65,000	64,476
Dana Financing Luxembourg SARL 6.50%, 6/1/2026 (a)		210,000	214,200
DaVita, Inc. 5.13%, 7/15/2024		82,000	79,950
DCP Midstream Operating LP 3.88%, 3/15/2023		105,000	101,062
Dell International LLC
5.88%, 6/15/2021(a)		90,000	92,360
7.13%, 6/15/2024(a)		195,000	209,520
6.02%, 6/15/2026(a)		230,000	242,576
Diamond Offshore Drilling, Inc. 7.88%, 8/15/2025		15,000	15,487
Diamondback Energy, Inc. 4.75%, 11/1/2024		38,000	36,670
DISH DBS Corp.
5.88%, 7/15/2022		157,000	146,795
5.00%, 3/15/2023		50,000	43,187

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments		Principal Amount($)	Value($)
CORPORATE BONDS — continued
United States — continued
5.88%, 11/15/2024		415,000	344,657
7.75%, 7/1/2026		127,000	109,538
DJO Finance LLC
8.13%, 6/15/2021 (a)		65,000	65,406
Dole Food Co., Inc.
7.25%, 6/15/2025 (a)		39,000	38,707
Eldorado Resorts, Inc.
7.00%, 8/1/2023		40,000	42,300
Encompass Health Corp.
5.75%, 9/15/2025		105,000	107,100
Endo Finance LLC
5.75%, 1/15/2022 (a)		67,000	55,777
Energizer Holdings, Inc.
5.50%, 6/15/2025 (a)		55,000	53,900
Energy Transfer Equity LP
5.88%, 1/15/2024		53,000	54,987
Ensco plc
5.20%, 3/15/2025		11,000	9,212
Entegris, Inc.
4.63%, 2/10/2026 (a)		73,000	69,989
Enterprise Products Operating LLC
Series E, (ICE LIBOR USD 3 Month + 3.03%), 5.25%, 8/16/2077 (d)		125,000	117,812
(ICE LIBOR USD 3 Month + 2.57%), 5.38%, 2/15/2078 (d)		28,000	25,888
Envision Healthcare Corp.
5.63%, 7/15/2022		134,000	136,177
EP Energy LLC
9.38%, 5/1/2024 (a)		81,000	63,990
8.00%, 11/29/2024 (a)		87,000	86,130
8.00%, 2/15/2025 (a)		68,000	49,300
7.75%, 5/15/2026 (a)		47,000	47,822
Equinix, Inc.
REIT, 5.38%, 4/1/2023		60,000	61,350
REIT, 2.88%, 10/1/2025	EUR	325,000	364,728
REIT, 5.88%, 1/15/2026		60,000	61,125
ESH Hospitality, Inc.
REIT, 5.25%, 5/1/2025 (a)		123,000	118,154
Express Scripts Holding Co.
3.00%, 7/15/2023		300,000	284,478
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 5/1/2025(a)		32,000	31,680
First Data Corp.
5.38%, 8/15/2023 (a)		170,000	172,397
7.00%, 12/1/2023 (a)		138,000	144,555
5.75%, 1/15/2024 (a)		115,000	115,431
FirstEnergy Corp.
Series B, 3.90%, 7/15/2027		295,000	288,979
Ford Motor Co.
5.29%, 12/8/2046		115,000	110,460
Freeport-McMoRan, Inc.
3.55%, 3/1/2022		128,000	123,320

Investments		Principal Amount($)	Value($)
United States — continued
3.88%, 3/15/2023		35,000	33,644
4.55%, 11/14/2024		50,000	48,500
Frontier Communications Corp.
8.50%, 4/1/2026 (a)		10,000	9,687
FXI Holdings, Inc.
7.88%, 11/1/2024 (a)		18,000	17,820
Gates Global LLC
6.00%, 7/15/2022 (a)		60,000	60,600
GCI, Inc.
6.88%, 4/15/2025		25,000	26,031
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035		200,000	191,555
General Electric Co.
1.50%, 5/17/2029	EUR	100,000	112,817
4.50%, 3/11/2044		110,000	106,592
General Motors Co.
5.15%, 4/1/2038		115,000	111,466
5.20%, 4/1/2045		50,000	47,304
Genesis Energy LP
5.63%, 6/15/2024		80,000	75,000
GEO Group, Inc. (The)
REIT, 5.88%, 10/15/2024		55,000	54,316
REIT, 6.00%, 4/15/2026		75,000	73,313
Gilead Sciences, Inc.
4.00%, 9/1/2036		20,000	19,202
GLP Capital LP
5.38%, 11/1/2023		64,000	65,920
Golden Nugget, Inc.
6.75%, 10/15/2024 (a)		25,000	25,281
Goldman Sachs Group, Inc. (The)
Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022 (c)(d)(e)		405,000	385,155
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023 (d)		205,000	198,205
(ICE LIBOR USD 3 Month + 1.60%), 3.92%, 11/29/2023 (d)		130,000	134,905
(ICE LIBOR USD 3 Month + 1.17%), 3.49%, 5/15/2026 (d)		201,000	199,795
Series O, (ICE LIBOR USD 3 Month + 3.83%), 5.30%, 11/10/2026 (c)(d)(e)		190,000	186,675
3.85%, 1/26/2027		210,000	203,350
(ICE LIBOR USD 3 Month + 1.16%), 3.81%, 4/23/2029(d)		67,000	63,992
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026		149,000	141,177
4.88%, 3/15/2027		21,000	19,478

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments		Principal Amount($)	Value($)
CORPORATE BONDS — continued
United States — continued
Gulfport Energy Corp.
6.00%, 10/15/2024		88,000	82,720
Hanesbrands, Inc.
4.88%, 5/15/2026 (a)		51,000	49,215
Harris Corp.
4.85%, 4/27/2035		185,000	192,114
HCA, Inc.
5.88%, 3/15/2022		158,000	166,098
5.88%, 5/1/2023		213,000	221,520
5.38%, 2/1/2025		590,000	579,675
5.88%, 2/15/2026		375,000	377,347
Hertz Corp. (The)
5.50%, 10/15/2024 (a)		160,000	127,800
Hertz Holdings Netherlands BV
4.13%, 10/15/2021 (b)	EUR	125,000	146,764
Hexion, Inc.
6.63%, 4/15/2020		60,000	56,625
Hilcorp Energy I LP
5.00%, 12/1/2024 (a)		70,000	68,250
5.75%, 10/1/2025 (a)		25,000	24,938
Hill-Rom Holdings, Inc.
5.75%, 9/1/2023 (a)		50,000	51,250
Hilton Domestic Operating Co., Inc.
5.13%, 5/1/2026 (a)		10,000	9,763
Hilton Grand Vacations Borrower LLC
6.13%, 12/1/2024		23,000	23,805
Hilton Worldwide Finance LLC
4.88%, 4/1/2027		23,000	22,023
Holly Energy Partners LP
6.00%, 8/1/2024 (a)		76,000	75,810
Hologic, Inc.
4.38%, 10/15/2025 (a)		50,000	47,813
HRG Group, Inc.
7.75%, 1/15/2022		80,000	82,176
Hughes Satellite Systems Corp.
5.25%, 8/1/2026		104,000	98,930
Huntsman International LLC
5.13%, 4/15/2021	EUR	200,000	258,926
5.13%, 11/15/2022		116,000	119,480
4.25%, 4/1/2025	EUR	100,000	133,049
IHS Markit Ltd.
4.00%, 3/1/2026 (a)		21,000	19,992
Infor Software Parent LLC
7.13% (cash),
5/1/2021 (a)(f)		136,000	136,680
Infor US, Inc.
6.50%, 5/15/2022		201,000	204,266
International Game Technology plc
4.75%, 2/15/2023 (b)	EUR	200,000	251,798
International Paper Co.
4.35%, 8/15/2048		55,000	50,207
inVentiv Group Holdings, Inc.
7.50%, 10/1/2024 (a)		51,000	53,805
IQVIA, Inc.
3.50%, 10/15/2024 (b)	EUR	250,000	296,915
3.25%, 3/15/2025 (b)	EUR	100,000	115,286

Investments		Principal Amount($)	Value($)
United States — continued
5.00%, 10/15/2026 (a)		200,000	191,000
Iron Mountain, Inc.
REIT, 5.75%, 8/15/2024		136,000	134,123
ITC Holdings Corp.
3.35%, 11/15/2027 (a)		140,000	131,726
Itron, Inc.
5.00%, 1/15/2026(a)		13,000	12,480
Jack Ohio Finance LLC
6.75%, 11/15/2021 (a)		125,000	128,750
Jeld-Wen, Inc.
4.63%, 12/15/2025 (a)		70,000	66,150
Kennedy-Wilson, Inc.
5.88%, 4/1/2024 (a)		14,000	13,755
KFC Holding Co.
4.75%, 6/1/2027 (a)		70,000	65,800
Kindred Healthcare, Inc.
8.75%, 1/15/2023		70,000	74,725
Kinetic Concepts, Inc.
7.88%, 2/15/2021 (a)		90,000	92,475
Kraft Heinz Foods Co.
4.38%, 6/1/2046		55,000	48,797
Kraton Polymers LLC
5.25%, 5/15/2026 (a)	EUR	100,000	117,247
Kroger Co. (The)
2.65%, 10/15/2026		135,000	120,422
Kronos International, Inc.
3.75%, 9/15/2025 (a)	EUR	100,000	114,668
L Brands, Inc.
5.63%, 10/15/2023		85,000	86,913
5.25%, 2/1/2028		18,000	16,425
6.75%, 7/1/2036		70,000	63,000
Lamar Media Corp.
5.75%, 2/1/2026		75,000	75,938
Lennar Corp.
5.88%, 11/15/2024 (a)		103,000	105,833
4.75%, 11/29/2027 (a)		25,000	23,312
Level 3 Financing, Inc.
5.25%, 3/15/2026		284,000	269,942
Level 3 Parent LLC
5.75%, 12/1/2022		350,000	350,000
Live Nation Entertainment, Inc.
4.88%, 11/1/2024 (a)		62,000	60,295
LKQ Corp.
4.75%, 5/15/2023		69,000	68,569
LKQ Italia Bondco SpA
3.88%, 4/1/2024 (b)	EUR	100,000	122,166
LPL Holdings, Inc.
5.75%, 9/15/2025 (a)		38,000	36,575
Marathon Petroleum Corp.
4.75%, 9/15/2044		53,000	51,898
Martin Marietta Materials, Inc.
3.50%, 12/15/2027		125,000	116,858
4.25%, 12/15/2047		62,000	54,783
Masco Corp.
4.38%, 4/1/2026		195,000	195,039

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
CORPORATE BONDS — continued
United States — continued
3.50%, 11/15/2027	30,000	28,157
MasTec, Inc.
4.88%, 3/15/2023	167,000	165,121
Mattel, Inc.
3.15%, 3/15/2023	10,000	8,625
6.75%, 12/31/2025 (a)	99,000	96,575
MetLife, Inc.
6.40%, 12/15/2036	20,000	21,540
MGM Resorts International
6.00%, 3/15/2023	477,000	492,503
Microsemi Corp.
9.13%, 4/15/2023 (a)	165,000	182,531
Morgan Stanley
Series H, (ICE LIBOR USD 3 Month + 3.61%), 5.45%, 7/15/2019 (c)(d)(e)	100,000	101,875
Series J, (ICE LIBOR USD 3 Month + 3.81%), 5.55%, 7/15/2020 (c)(d)(e)	100,000	102,625
3.63%, 1/20/2027	200,000	192,996
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (d)	15,000	14,494
(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 7/22/2038 (d)	240,000	224,869
MPH Acquisition Holdings LLC
7.13%, 6/1/2024 (a)	59,000	61,213
MPLX LP 4.50%, 4/15/2038	95,000	90,189
5.20%, 3/1/2047	75,000	76,341
Mylan, Inc.
4.20%, 11/29/2023	270,000	270,348
Nabors Industries, Inc.
5.50%, 1/15/2023	53,000	51,940
5.10%, 9/15/2023	9,000	8,550
Nationstar Mortgage LLC
6.50%, 7/1/2021	109,000	110,090
Netflix, Inc.
4.38%, 11/15/2026	70,000	65,953
New Albertsons LP
8.00%, 5/1/2031	98,000	81,095
New Home Co., Inc. (The)
7.25%, 4/1/2022	33,000	33,825
Nielsen Co. Luxembourg SARL (The)
5.50%, 10/1/2021 (a)	55,000	55,275
Nielsen Finance LLC
5.00%, 4/15/2022 (a)	78,000	77,374
Noble Energy, Inc.
3.85%, 1/15/2028	410,000	400,192
5.25%, 11/15/2043	15,000	15,948
Novelis Corp.
5.88%, 9/30/2026 (a)	73,000	71,547
NRG Energy, Inc.
6.63%, 1/15/2027	93,000	96,023

Investments		Principal Amount($)	Value($)
United States — continued
NRG Yield Operating LLC
5.00%, 9/15/2026		44,000	42,350
Nuance Communications, Inc.
5.63%, 12/15/2026		50,000	48,750
Oasis Petroleum, Inc.
6.88%, 1/15/2023		160,000	162,400
OI European Group BV
3.13%, 11/15/2024 (b)	EUR	150,000	177,983
ONEOK, Inc.
4.00%, 7/13/2027		130,000	126,873
Outfront Media Capital LLC
5.88%, 3/15/2025		75,000	75,750
Owens Corning
4.30%, 7/15/2047		165,000	139,323
Parker Drilling Co.
6.75%, 7/15/2022		59,000	44,988
Pattern Energy Group, Inc.
5.88%, 2/1/2024 (a)		20,000	20,250
PBF Holding Co. LLC
7.25%, 6/15/2025		22,000	22,818
PetSmart, Inc.
7.13%, 3/15/2023 (a)		137,000	65,870
5.88%, 6/1/2025 (a)		85,000	58,650
8.88%, 6/1/2025 (a)		14,000	6,685
PolyOne Corp.
5.25%, 3/15/2023		86,000	87,183
Post Holdings, Inc.
5.50%, 3/1/2025 (a)		10,000	9,850
5.00%, 8/15/2026 (a)		53,000	49,688
5.63%, 1/15/2028 (a)		50,000	47,125
PPL Capital Funding, Inc.
3.10%, 5/15/2026		130,000	121,362
Prime Security Services Borrower LLC
9.25%, 5/15/2023 (a)		106,000	112,328
PSPC Escrow Corp.
6.00%, 2/1/2023 (b)	EUR	100,000	120,997
QEP Resources, Inc.
5.38%, 10/1/2022		38,000	38,654
5.63%, 3/1/2026		5,000	4,775
QUALCOMM, Inc.
2.90%, 5/20/2024		240,000	226,923
Quicken Loans, Inc.
5.75%, 5/1/2025 (a)		164,000	159,900
Rackspace Hosting, Inc.
8.63%, 11/15/2024 (a)		221,000	224,868
Rain CII Carbon LLC
7.25%, 4/1/2025 (a)		50,000	51,594
Range Resources Corp.
4.88%, 5/15/2025		100,000	94,000
Realty Income Corp. REIT,
3.65%, 1/15/2028		150,000	143,982
Reynolds Group Issuer, Inc.
5.75%, 10/15/2020		92,065	92,526
5.13%, 7/15/2023 (a)		76,000	74,670

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments		Principal Amount($)	Value($)
CORPORATE BONDS — continued
United States — continued
Rite Aid Corp.
6.13%, 4/1/2023 (a)		80,000	82,000
Rockwell Collins, Inc.
3.70%, 12/15/2023		325,000	325,192
3.50%, 3/15/2027		340,000	325,043
Roper Technologies, Inc.
3.80%, 12/15/2026		280,000	275,001
RSP Permian, Inc.
6.63%, 10/1/2022		38,000	39,615
Sable International Finance Ltd.
6.88%, 8/1/2022 (b)		200,000	208,500
Sabre GLBL, Inc.
5.38%, 4/15/2023 (a)		50,000	50,510
SBA Communications Corp.
REIT, 4.88%, 9/1/2024		45,000	42,075
Scientific Games International, Inc.
5.00%, 10/15/2025 (a)		40,000	38,600
Scotts Miracle-Gro Co. (The)
6.00%, 10/15/2023		135,000	139,894
Sealed Air Corp.
5.13%, 12/1/2024 (a)		119,000	120,636
SemGroup Corp.
5.63%, 11/15/2023		46,000	42,895
Sempra Energy
3.80%, 2/1/2038		145,000	134,398
Sensata Technologies BV
4.88%, 10/15/2023 (a)		85,000	85,000
Service Corp. International
7.50%, 4/1/2027		70,000	78,400
Shire Acquisitions Investments Ireland DAC
2.88%, 9/23/2023		225,000	212,261
Silgan Holdings, Inc.
3.25%, 3/15/2025	EUR	200,000	237,889
Sinclair Television Group, Inc.
6.13%, 10/1/2022		25,000	25,563
5.63%, 8/1/2024 (a)		136,000	135,449
Sirius XM Radio, Inc.
6.00%, 7/15/2024 (a)		410,000	420,250
5.38%, 4/15/2025 (a)		182,000	179,952
5.00%, 8/1/2027 (a)		12,000	11,402
Six Flags Entertainment Corp.
4.88%, 7/31/2024 (a)		40,000	38,600
SM Energy Co.
6.50%, 11/15/2021		85,000	86,488
Sotheby’s
4.88%, 12/15/2025 (a)		25,000	24,133
Southwestern Energy Co.
6.70%, 1/23/2025		130,000	128,050
Spectrum Brands, Inc.
6.63%, 11/15/2022		158,000	163,293
Springleaf Finance Corp.
6.13%, 5/15/2022		111,000	113,220
7.13%, 3/15/2026		12,000	11,996
Sprint Capital Corp.
8.75%, 3/15/2032		115,000	123,769

Investments	Principal Amount($)	Value($)
United States — continued
Sprint Corp.
7.88%, 9/15/2023	490,000	514,255
7.63%, 2/15/2025	659,000	678,770
SPX FLOW, Inc.
5.63%, 8/15/2024 (a)	25,000	24,688
Standard Industries, Inc.
6.00%, 10/15/2025 (a)	24,000	24,240
4.75%, 1/15/2028 (a)	89,000	81,657
Staples, Inc.
8.50%, 9/15/2025 (a)	160,000	149,920
Steel Dynamics, Inc.
5.00%, 12/15/2026	42,000	41,530
Summit Materials LLC
6.13%, 7/15/2023	153,000	154,530
Sunoco Logistics Partners Operations LP
5.35%, 5/15/2045	130,000	119,505
SUPERVALU, Inc.
6.75%, 6/1/2021	178,000	180,617
Synchrony Financial
4.25%, 8/15/2024	50,000	49,328
Tallgrass Energy Partners LP
5.50%, 9/15/2024 (a)	30,000	30,150
Targa Resources Partners LP
4.25%, 11/15/2023	116,000	110,490
6.75%, 3/15/2024	170,000	178,928
Team Health Holdings, Inc.
6.38%, 2/1/2025 (a)	41,000	35,465
TEGNA, Inc.
6.38%, 10/15/2023	75,000	77,625
5.50%, 9/15/2024 (a)	36,000	36,180
Tempur Sealy International, Inc.
5.63%, 10/15/2023	50,000	50,500
5.50%, 6/15/2026	50,000	48,250
Tenet Healthcare Corp.
4.50%, 4/1/2021	124,000	123,256
7.50%, 1/1/2022 (a)	175,000	183,348
8.13%, 4/1/2022	145,000	151,526
6.75%, 6/15/2023	145,000	144,094
5.13%, 5/1/2025 (a)	134,000	129,980
Terex Corp.
5.63%, 2/1/2025 (a)	113,000	112,153
TerraForm Power Operating LLC
4.25%, 1/31/2023 (a)	17,000	16,405
6.63%, 6/15/2025 (a)(h)	34,000	36,210
5.00%, 1/31/2028 (a)	21,000	19,819
Time Warner, Inc.
2.95%, 7/15/2026	42,000	38,226
T-Mobile USA, Inc.
6.50%, 1/15/2024	150,000	156,750
6.00%, 4/15/2024	328,000	340,726
6.50%, 1/15/2026	160,000	167,000
Transocean Proteus Ltd.
6.25%, 12/1/2024 (a)	54,000	54,810
Transocean, Inc.
9.00%, 7/15/2023 (a)	59,000	63,573
7.50%, 1/15/2026 (a)	56,000	56,770

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments		Principal Amount($)	Value($)
CORPORATE BONDS — continued
United States — continued
7.50%, 4/15/2031		9,000	8,302
6.80%, 3/15/2038		53,000	44,653
TreeHouse Foods, Inc.
6.00%, 2/15/2024 (a)		50,000	51,220
Trinseo Materials Operating SCA
5.38%, 9/1/2025 (a)		17,000	16,830
Triumph Group, Inc.
4.88%, 4/1/2021		10,000	9,688
7.75%, 8/15/2025		50,000	50,375
Tronox, Inc.
6.50%, 4/15/2026 (a)		19,000	18,739
Tutor Perini Corp.
6.88%, 5/1/2025 (a)		54,000	54,389
Ultra Resources, Inc.
6.88%, 4/15/2022 (a)		175,000	117,469
United Continental Holdings, Inc.
5.00%, 2/1/2024		25,000	24,250
United Rentals North America, Inc.
5.75%, 11/15/2024		120,000	123,600
5.50%, 5/15/2027		219,000	216,810
United States Cellular Corp. 6.70%, 12/15/2033		90,000	93,375
United States Steel Corp.
6.88%, 8/15/2025		10,000	10,227
6.25%, 3/15/2026		30,000	29,729
Uniti Group LP
REIT, 6.00%, 4/15/2023 (a)		85,000	83,034
REIT, 8.25%, 10/15/2023		85,000	82,850
Univision Communications, Inc.
5.13%, 5/15/2023 (a)		61,000	57,797
5.13%, 2/15/2025 (a)		21,000	19,339
US Concrete, Inc.
6.38%, 6/1/2024		153,000	155,486
Valeant Pharmaceuticals International, Inc. 6.50%, 3/15/2022 (a)		74,000	77,052
4.50%, 5/15/2023 (b)	EUR	200,000	221,007
5.88%, 5/15/2023 (a)		323,000	306,850
7.00%, 3/15/2024 (a)		160,000	167,600
6.13%, 4/15/2025 (a)		295,000	272,875
Valvoline, Inc.
4.38%, 8/15/2025		30,000	28,357
Venator Finance SARL
5.75%, 7/15/2025 (a)		20,000	19,600
VEREIT Operating Partnership LP
REIT, 4.60%, 2/6/2024		250,000	250,176
REIT, 3.95%, 8/15/2027		200,000	185,600
Verizon Communications, Inc.
4.27%, 1/15/2036		20,000	18,602
Vertiv Group Corp.
9.25%, 10/15/2024 (a)		97,000	95,060
VICI Properties 1 LLC
REIT, 8.00%, 10/15/2023		55,000	61,054
Vista Outdoor, Inc.
5.88%, 10/1/2023		85,000	79,900

Investments		Principal Amount($)	Value($)
United States — continued
Vistra Energy Corp.
5.88%, 6/1/2023		95,000	97,375
Weatherford International Ltd.
9.88%, 2/15/2024		23,000	22,655
6.50%, 8/1/2036		38,000	29,545
7.00%, 3/15/2038		21,000	16,590
Welbilt, Inc.
9.50%, 2/15/2024		140,000	154,350
WellCare Health Plans, Inc.
5.25%, 4/1/2025		42,000	41,895
Wells Fargo & Co.
4.90%, 11/17/2045		150,000	150,525
WESCO Distribution, Inc.
5.38%, 6/15/2024		147,000	147,000
Whiting Petroleum Corp.
5.75%, 3/15/2021		85,000	86,700
6.63%, 1/15/2026 (a)		45,000	46,069
Williams Cos., Inc. (The)
4.55%, 6/24/2024		78,000	78,293
Williams Partners LP
4.00%, 9/15/2025		275,000	268,990
Windstream Services LLC
6.38%, 8/1/2023		25,000	14,438
8.75%, 12/15/2024 (a)		260,000	157,300
WMG Acquisition Corp.
4.13%, 11/1/2024 (b)	EUR	150,000	182,417
4.88%, 11/1/2024 (a)		113,000	110,175
WPX Energy, Inc.
8.25%, 8/1/2023		70,000	79,450
Wynn Las Vegas LLC
5.50%, 3/1/2025 (a)		85,000	83,300
XPO Logistics, Inc.
6.50%, 6/15/2022 (a)		120,000	122,880
6.13%, 9/1/2023 (a)		40,000	40,888
Zayo Group LLC 6.38%, 5/15/2025		203,000	205,791
5.75%, 1/15/2027 (a)		21,000	20,318

			49,096,163

TOTAL CORPORATE BONDS (COST $99,468,653)			96,453,386

FOREIGN GOVERNMENT SECURITIES — 14.1%
Angola — 0.3%
Republic of Angola
9.50%, 11/12/2025 (b)		200,000	224,000
8.25%, 5/9/2028 (a)		200,000	206,500

			430,500

Argentina — 0.5%
Bonos de la Nacion Argentina con Ajuste por CER 4.00%, 3/6/2020	ARS	7,813,628	311,117

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments		Principal Amount($)	Value($)
FOREIGN GOVERNMENT SECURITIES — continued
Argentina — continued
Provincia de Buenos Aires
5.38%, 1/20/2023 (b)	EUR	170,000	191,783
Republic of Argentina
3.88%, 1/15/2022 (b)	EUR	250,000	286,855

			789,755

Azerbaijan — 0.1%
Republic of Azerbaijan
3.50%, 9/1/2032 (b)		290,000	240,700

Belarus — 0.3%
Republic of Belarus
6.88%, 2/28/2023 (a)		200,000	210,000
7.63%, 6/29/2027 (a)		200,000	214,000

			424,000

Colombia — 0.1%
Republic of Colombia
5.00%, 6/15/2045		200,000	193,400

Croatia — 0.2%
Republic of Croatia
5.50%, 4/4/2023 (b)		250,000	260,938

Dominican Republic — 0.2%
Government of Dominican Republic
6.88%, 1/29/2026 (b)		350,000	370,974

Ecuador — 0.4%
Republic of Ecuador
10.50%, 3/24/2020 (b)		350,000	363,125
10.75%, 3/28/2022 (a)		200,000	209,971

			573,096

Egypt — 0.4%
Arab Republic of Egypt
5.75%, 4/29/2020 (b)		300,000	307,500
4.75%, 4/16/2026 (a)	EUR	290,000	329,701

			637,201

El Salvador — 0.3%
Republic of El Salvador
7.75%, 1/24/2023 (b)		400,000	419,500

Gabon — 0.1%
Gabonese Republic
6.38%, 12/12/2024 (b)		200,000	191,500

Greece — 0.5%
Greece Government Bond
3.38%, 2/15/2025 (a)(b)	EUR	686,000	756,920

Hungary — 0.5%
Republic of Hungary
Series 20/A, 7.50%, 11/12/2020	HUF	33,000,000	139,928
2.75%, 12/22/2026	HUF	90,220,000	323,482
3.00%, 10/27/2027	HUF	89,450,000	322,076

			785,486

Indonesia — 2.6%
Republic of Indonesia 8.25%, 7/15/2021	IDR	20,461,000,000	1,531,446
8.75%, 5/15/2031	IDR	20,828,000,000	1,631,989

Investments		Principal Amount($)	Value($)
Indonesia — continued
8.25%, 5/15/2036	IDR	7,932,000,000	595,827
6.63%, 2/17/2037 (b)		340,000	399,925

			4,159,187

Iraq — 0.1%
Republic of Iraq 6.75%, 3/9/2023 (b)		200,000	200,750

Ivory Coast — 0.2%
Republic of Cote d’Ivoire
5.13%, 6/15/2025 (b)	EUR	240,000	288,989

Lebanon — 0.2%
Republic of Lebanon
5.15%, 11/12/2018 (b)		150,000	149,812
5.45%, 11/28/2019 (b)		167,000	161,990

			311,802

Nigeria — 0.2%
Federal Republic of Nigeria
7.63%, 11/28/2047 (a)		270,000	265,275

Oman — 0.2%
Oman Government International Bond
4.75%, 6/15/2026 (a)		400,000	374,000

Pakistan — 0.3%
Republic of Pakistan 7.25%, 4/15/2019 (b)		450,000	455,121

Portugal — 1.1%
Portugal Obrigacoes do Tesouro
2.88%, 7/21/2026 (a)(b)	EUR	620,000	792,849
4.13%, 4/14/2027 (a)(b)	EUR	470,000	652,768
2.25%, 4/18/2034 (a)(b)	EUR	350,000	394,634

			1,840,251

Qatar — 0.8%
State of Qatar
2.38%, 6/2/2021 (b)		410,000	394,625
3.88%, 4/23/2023 (a)		620,000	620,000
4.63%, 6/2/2046 (b)		200,000	189,000

			1,203,625

Russia — 1.0%
Russian Federation
7.75%, 9/16/2026	RUB	43,450,000	718,375
8.15%, 2/3/2027	RUB	30,765,000	520,948
7.70%, 3/23/2033	RUB	19,287,000	315,021

			1,554,344

Serbia — 0.2%
Republic of Serbia
4.88%, 2/25/2020 (b)		300,000	303,750

South Africa — 1.4%
Republic of South Africa
6.50%, 2/28/2041	ZAR	40,120,000	2,285,247

Spain — 1.0%
Kingdom of Spain
2.90%, 10/31/2046 (a)(b)	EUR	1,200,000	1,496,333
2.70%, 10/31/2048 (a)(b)	EUR	129,000	153,356

			1,649,689

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
FOREIGN GOVERNMENT SECURITIES — continued
Sri Lanka — 0.1%
Republic of Sri Lanka
5.75%, 4/18/2023 (a)	200,000	197,750

Turkey — 0.2%
Republic of Turkey
5.75%, 5/11/2047	350,000	289,625

Ukraine — 0.4%
Republic of Ukraine
7.75%, 9/1/2021 (b)	630,000	648,900

Uruguay — 0.1%
Republic of Uruguay
4.38%, 10/27/2027	100,000	101,875

Zambia — 0.1%
Republic of Zambia
8.50%, 4/14/2024 (b)	200,000	185,500

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $23,540,819)		22,389,650

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.2%
United States — 6.2%
BAMLL Re-REMIC Trust
Series 2014-FRR4, Class BK29, PO, 4/27/2023 (a)	400,000	274,296
Banc of America Commercial Mortgage Trust
Series 2006-1, Class E, 5.99%, 9/10/2045 ‡(a)(i)	39,225	40,852
Series 2007-3, Class C, 5.70%, 6/10/2049 ‡(i)	77,485	78,768
Series 2007-5, Class AJ, 6.07%, 2/10/2051 (i)	600,953	615,539
BANK
Series 2017-BNK9, Class D, 2.80%, 11/15/2054 (a)	105,000	80,067
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D, 3.24%, 3/15/2037 ‡(a)(i)	485,000	482,304
BX Trust
Series 2018-MCSF, Class B, 2.72%, 4/15/2035 ‡(a)(i)	100,000	99,188
Series 2018-MCSF, Class C, 2.92%, 4/15/2035 ‡(a)(i)	100,000	99,220
BXMT Ltd.
Series 2017-FL1, Class D, 4.64%, 6/15/2035 ‡(a)(i)	210,000	210,919

Investments	Principal Amount($)	Value($)
United States — (continued)
CD Mortgage Trust
Series 2017-CD4, Class D, 3.30%, 5/10/2050 ‡(a)	90,000	72,857
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.23%, 9/15/2048 ‡(a)	430,000	354,594
Series 2016-P5, Class C, 4.32%, 10/10/2049 ‡(i)	350,000	344,585
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class AJ, 5.81%, 5/15/2046 (i)	250,362	255,319
Series 2007-C3, Class B, 5.81%, 5/15/2046 ‡(i)	570,000	569,264
Cold Storage Trust
Series 2017-ICE3, Class B, 3.17%, 4/15/2036 (a)(i)	300,000	301,135
Commercial Mortgage Trust
Series 2004-GG1, Class H, 6.39%, 6/10/2036 ‡(a)(i)	120,000	121,507
Series 2015-CR24, Class D, 3.46%, 8/10/2048 ‡(i)	150,000	121,331
CSAIL Commercial Mortgage Trust
Series 2017-C8, Class C, 4.32%, 6/15/2050 ‡	100,000	100,746
FHLMC Multifamily Structured Pass-Through Certificates
Series K036, Class X3, IO, 2.11%, 12/25/2041 (i)	2,640,000	262,330
Series K720, Class X3, IO, 1.33%, 8/25/2042 (i)	6,800,000	331,895
Series K041, Class X3, IO, 1.64%, 11/25/2042 (i)	3,470,000	307,197
Series K042, Class X3, IO, 1.60%, 1/25/2043 (i)	3,025,000	263,894
Series K718, Class X3, IO, 1.44%, 2/25/2043 (i)	10,025,000	479,832
Series K045, Class X3, IO, 1.50%, 4/25/2043 (i)	1,915,000	161,525
Series K054, Class X3, IO, 1.60%, 4/25/2043 (i)	1,365,000	137,969
Series K050, Class X3, IO, 1.55%, 10/25/2043 (i)	1,010,000	93,695
Series K051, Class X3, IO, 1.61%, 10/25/2043 (i)	1,395,000	138,626
Series K052, Class X3, IO, 1.61%, 1/25/2044 (i)	750,000	75,747
Series K726, Class X3, IO, 2.13%, 7/25/2044 (i)	2,890,000	313,776
Series K067, Class X3, IO, 2.11%, 9/25/2044 (i)	950,000	141,954
Series K072, Class X3, IO, 2.14%, 12/25/2045 (i)	400,000	63,288

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
COMMERCIAL MORTGAGE-BACKED SECURITIES — continued
United States — (continued)
FREMF Mortgage Trust
Series 2017-KF31, Class B, 4.81%, 4/25/2024 ‡(a)(i)	98,517	100,811
Series 2017-KF36, Class B, 4.56%, 8/25/2024 (a)(i)	98,449	99,256
Series 2017-KF38, Class B, 4.41%, 9/25/2024 ‡(a)(i)	98,629	99,378
Series 2017-K728, Class B, 3.65%, 11/25/2050 ‡(a)(i)	190,000	183,585
Series 2017-K728, Class C, 3.65%, 11/25/2050 ‡(a)(i)	105,000	98,562
GNMA
Series 2017-23, IO, 0.73%, 5/16/2059 (i)	703,034	44,389
GS Mortgage Securities Trust
Series 2007-GG10, Class AM, 5.83%, 8/10/2045 (i)	148,448	150,767
Series 2012-GCJ9, Class D, 4.75%, 11/10/2045 ‡(a)(i)	320,000	306,489
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2004-CBX, Class C, 5.07%, 1/12/2037 ‡(i)	85,000	86,433
Series 2007-LD11, Class AM,
6.00%, 6/15/2049 (i)	39,012	39,636
LB Commercial Mortgage Trust
Series 2007-C3, Class AJ, 6.09%, 7/15/2044 (i)	86,495	87,943
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ, 5.45%, 9/15/2039 ‡(i)	385,006	291,704
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class D, 3.25%, 12/15/2047 ‡(a)	450,000	364,327
Morgan Stanley Capital I Trust
Series 2005-HQ7, Class E, 5.39%, 11/14/2042 ‡(i)	83,442	84,439
UBS Commercial Mortgage Trust
Series 2017-C6, Class D, 2.50%, 12/15/2050 ‡(a)(i)	100,000	68,426
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class B, 5.46%, 12/15/2043 (i)	110,000	110,789
Series 2007-C31, Class C, 5.98%, 4/15/2047 ‡(i)	543,000	550,233
Series 2006-C29, Class B, 5.43%, 11/15/2048 (i)	65,946	66,296

Investments	Principal Amount($)	Value ($)
United States — (continued)
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1, Class D, 4.10%, 5/15/2048(i)	100,000	87,111

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $9,971,035)		9,914,793

ASSET-BACKED SECURITIES — 5.2%
Cayman Islands — 0.0% (g)
Renew
Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡(a)	87,085	88,571

United States — 5.2%
American Credit Acceptance Receivables Trust
Series 2016-4, Class D, 4.11%, 4/12/2023 (a)	47,000	47,427
AmeriCredit Automobile Receivables Trust
Series 2017-3, Class D, 3.18%, 7/18/2023	58,000	57,412
Chase Funding Trust
Series 2003-6, Class 1A7, 5.08%, 11/25/2034 ‡(h)	176,683	181,000
Citi Held For Asset Issuance
Series 2015-PM2, Class C, 5.96%, 3/15/2022 ‡(a)	160,788	161,617
Series 2015-PM3, Class C, 6.99%, 5/16/2022 (a)	118,657	120,159
CLUB Credit Trust
Series 2017-P1, Class A, 2.42%, 9/15/2023 (a)	54,743	54,608
Series 2017-P1, Class B, 3.56%, 9/15/2023 (a)	115,000	114,559
Series 2017-P2, Class A, 2.61%, 1/15/2024 (a)	231,514	230,727
CPS Auto Receivables Trust
Series 2018-A, Class B, 2.77%, 4/18/2022 (a)	640,000	634,893
Series 2018-A, Class D, 3.66%, 12/15/2023 (a)	400,000	395,929
Credit Acceptance Auto Loan Trust
Series 2018-1A, Class C, 3.77%, 6/15/2027 (a)	250,000	248,275
Credit-Based Asset Servicing & Securitization LLC
Series 2004-CB5, Class M1, 2.87%, 1/25/2034 ‡(i)	138,037	138,856
CWABS, Inc. Asset-Backed Certificates
Series 2003-5, Class AF5, 5.21%, 2/25/2034 ‡(h)	136,338	140,051
DT Auto Owner Trust
Series 2017-3A, Class D, 3.58%, 5/15/2023 (a)	100,000	99,888

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
ASSET-BACKED SECURITIES — continued
United States — continued
Exeter Automobile Receivables Trust
Series 2015-2A, Class D, 5.79%, 5/16/2022 (a)	100,000	102,564
Series 2017-3A, Class C, 3.68%, 7/17/2023 (a)	180,000	180,029
Series 2016-3A, Class D, 6.40%, 7/17/2023 (a)	350,000	363,124
Flagship Credit Auto Trust
Series 2017-4, Class D, 3.58%, 1/15/2024 (a)	280,000	275,669
Series 2017-2, Class E, 5.55%, 7/15/2024 (a)	380,000	384,017
Lendmark Funding Trust
Series 2017-1A, Class C, 5.41%, 12/22/2025 (a)	350,000	359,610
Marlette Funding Trust
Series 2018-1A, Class B, 3.19%, 3/15/2028 ‡(a)	100,000	99,510
Series 2018-1A, Class C, 3.69%, 3/15/2028 (a)	100,000	99,404
Series 2018-2A, Class B, 3.61%, 7/17/2028 (a)	410,000	409,937
Series 2018-2A, Class C, 4.37%, 7/17/2028 (a)	280,000	279,957
MFA Trust
Series 2017-NPL1, Class A1, 3.35%, 11/25/2047 (a)(h)	285,156	283,488
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-NC8, Class B1, 4.58%, 9/25/2034 ‡(i)	358,197	355,221
Murray Hill Marketplace Trust
Series 2016-LC1, Class B, 6.15%, 11/25/2022 ‡(a)	59,562	59,705
Onemain Financial Issuance Trust
Series 2018-1A, Class D, 4.08%, 3/14/2029 ‡(a)	100,000	100,216
Oportun Funding VI LLC
Series 2017-A, Class B, 3.97%, 6/8/2023 (a)(i)	293,000	289,794
Pretium Mortgage Credit Partners I LLC
Series 2017-NPL5, Class A1, 3.33%, 12/30/2032 (a)(i)	236,692	235,848
Series 2018-NPL1, Class A1, 3.38%, 1/27/2033 ‡(a)(h)	235,320	234,382
Prosper Marketplace Issuance Trust
Series 2018-1A, Class B, 3.90%, 6/17/2024 (a)	100,000	100,092
SoFi Consumer Loan Program Trust
Series 2018-1, Class B, 3.65%, 2/25/2027 ‡(a)	100,000	99,423

Investments	Principal Amount($)	Value($)
United States — continued
Stanwich Mortgage Loan Trust
Series 2018-NPB1, Class A1, 4.02%, 5/16/2023 (a)(h)	250,000	250,000
Structured Asset Investment Loan Trust
Series 2004-8, Class M3, 2.93%, 9/25/2034 ‡(i)	92,223	89,698
Series 2005-HE3, Class M1, 2.68%, 9/25/2035 ‡(i)	134,529	134,049
Veros Automobile Receivables Trust
Series 2017-1, Class A, 2.84%, 4/17/2023 (a)	87,303	86,954
VOLT LX LLC
Series 2017-NPL7, Class A1, 3.25%, 6/25/2047 ‡(a)(h)	283,336	281,906
VOLT LXII LLC
Series 2017-NPL9, Class A1, 3.13%, 9/25/2047 ‡(a)(h)	84,884	84,220
VOLT LXIV LLC
Series 2017-NP11, Class A1, 3.38%, 10/25/2047 ‡(a)(h)	83,623	83,532
Westlake Automobile Receivables Trust
Series 2018-2A, Class E, 4.86%, 1/16/2024 (a)	310,000	311,405

		8,259,155

TOTAL ASSET-BACKED SECURITIES (COST $8,360,356)		8,347,726

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.5%
United States — 1.5%
Alternative Loan Trust
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	195,887	199,650
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	124,010	125,413
Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036	190,664	192,097
Series 2007-2CB, Class 1A6, 5.75%, 3/25/2037	222,130	195,988
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A5, 3.83%, 2/25/2037 (i)	61,624	62,169
CHL Mortgage Pass-Through Trust
Series 2007-16, Class A1, 6.50%, 10/25/2037	82,120	69,464
FHLMC REMIC
Series 4689, Class SD, IF, IO, 4.23%, 6/15/2047 (i)	831,698	152,232

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($)	Value ($)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
United States — continued
Series 4714, Class SA, IF, IO, 4.23%, 8/15/2047 (i)	659,420	127,231
FHLMC Structured Agency Credit Risk Debt Notes
Series 2018-HQA1, Class M2, 4.26%, 9/25/2030 (i)	90,000	90,602
FNMA REMIC
Series 2010-57, Class ID, IO, 4.00%, 6/25/2025	702,470	53,667
Series 2012-146, Class AI, IO, 3.00%, 1/25/2028	2,811,927	252,152
Series 2016-68, Class BI, IO, 3.00%, 10/25/2031	1,467,703	168,277
Series 2012-63, Class NI, IO, 4.00%, 6/25/2040	571,409	56,519
Series 2012-93, Class SE, IF, IO, 4.14%, 9/25/2042 (i)	193,390	32,449
Series 2012-124, Class UI, IO, 4.00%, 11/25/2042	269,644	56,805
Series 2012-133, Class NS, IF, IO, 4.19%, 12/25/2042 (i)	371,370	66,256
Series 2016-77, Class SA, IF, IO, 4.04%, 10/25/2046 (i)	459,007	90,324
Series 2017-69, Class SH, IF, IO, 4.24%, 9/25/2047 (i)	943,661	175,724
FNMA STRIPS
Series 409, Class 27, IO, 4.00%, 4/25/2027 (i)	452,514	42,445
Merrill Lynch Mortgage Investors Trust
Series 2004-C, Class A1, 2.52%, 7/25/2029 (i)	132,789	126,969
RALI Trust
Series 2005-QO1, Class A1, 2.26%, 8/25/2035 (i)	119,181	103,586
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-8, Class 3A, 3.62%, 7/25/2034 (i)	29,912	29,823

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $2,546,638)		2,469,842

U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bonds 2.75%, 11/15/2047 (Cost $84,437)	90,000	85,247

Investments	Shares	Value($)
SHORT-TERM INVESTMENTS — 10.3%
INVESTMENT COMPANIES — 10.3%
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.59% (j)(k) (Cost $16,445,430)	16,445,430	16,445,430

Total Investments — 98.0% (Cost $160,417,368)		156,106,074
Other Assets Less Liabilities — 2.0%		3,129,642

Net Assets — 100.0%		159,235,716

Percentages indicated are based on net assets.

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Futures contracts outstanding as of May 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
3 Month Eurodollar	114	06/2018	USD	27,838,088	(7,800)
Euro-Buxl	7	06/2018	EUR	1,397,389	62,338
U.S. Treasury 10 Year Note	25	09/2018	USD	3,005,859	24,445
U.S. Treasury 2 Year Note	2	09/2018	USD	424,344	746
U.S. Treasury 5 Year Note	83	09/2018	USD	9,443,844	52,998

					132,727

Short Contracts
Euro-Bobl	(54)	06/2018	EUR	(8,366,446)	(116,894)
Euro-Bund	(32)	06/2018	EUR	(6,065,592)	(138,293)
Euro-OAT	(13)	06/2018	EUR	(2,366,274)	(56,788)
Euro-Schatz	(63)	06/2018	EUR	(8,262,442)	(28,980)
U.S. Treasury 10 Year Note	(14)	09/2018	USD	(1,683,281)	(13,812)
U.S. Treasury 10 Year Ultra Note	(129)	09/2018	USD	(16,512,000)	(167,274)
U.S. Treasury Long Bond	(2)	09/2018	USD	(289,000)	(6,270)
U.S. Treasury Ultra Bond	(2)	09/2018	USD	(317,063)	(8,083)
3 Month Eurodollar	(114)	12/2018	USD	(27,770,400)	13,862
3 Month Eurodollar	(152)	12/2019	USD	(36,918,900)	202,599

					(319,933)

					(187,206)

Forward foreign currency exchange contracts outstanding as of May 31, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CHF	1,602,794	EUR	1,340,317	Credit Suisse International	6/13/2018	59,520
CHF	1,574,637	USD	1,580,318	Credit Suisse International	6/13/2018	18,485
EUR	137,307	USD	159,678	Goldman Sachs International	6/13/2018	941
EUR	42,790	USD	49,775	Royal Bank of Canada	6/13/2018	280
USD	366,648	ARS	8,002,082	Citibank, NA**	6/13/2018	49,087
USD	3,161,447	CAD	4,056,165	HSBC Bank, NA	6/13/2018	32,553
USD	113,680	EUR	96,825	Australia & New Zealand Banking Group Ltd.	6/13/2018	416
USD	91,983	EUR	76,445	Barclays Bank plc	6/13/2018	2,560
USD	126,505	EUR	105,394	Credit Suisse International	6/13/2018	3,218
USD	9,443,105	EUR	7,866,115	HSBC Bank, NA	6/13/2018	241,501
USD	29,340,308	EUR	24,634,729	State Street Corp.	6/13/2018	523,153
USD	1,915,738	EUR	1,605,948	TD Bank Financial Group	6/13/2018	37,136
USD	1,144,643	GBP	840,602	State Street Corp.	6/13/2018	26,748
USD	718,963	HUF	188,039,700	Goldman Sachs International	6/13/2018	31,266
USD	1,495,213	NZD	2,124,220	Australia & New Zealand Banking Group Ltd.	6/13/2018	8,713
USD	223,043	ZAR	2,733,977	Barclays Bank plc	6/13/2018	8,534
USD	597,051	ZAR	7,568,164	HSBC Bank, NA	6/13/2018	3,251
IDR	8,936,884,979	USD	628,845	Goldman Sachs International**	6/21/2018	12,064
IDR	57,085,675,070	USD	4,090,990	Goldman Sachs International**	6/21/2018	2,909
USD	138,011	HUF	37,593,393	National Australia Bank Ltd	7/5/2018	290

Total unrealized appreciation						1,062,625

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	2,148,010	USD	1,671,161	TD Bank Financial Group	6/13/2018	(14,203)
CNY	9,812,594	USD	1,542,138	Citibank, NA**	6/13/2018	(13,762)
CZK	31,201,890	USD	1,465,288	Goldman Sachs International	6/13/2018	(52,139)
EUR	1,404,996	USD	1,663,640	Australia & New Zealand Banking Group Ltd.	6/13/2018	(20,107)
EUR	279,688	USD	332,459	Barclays Bank plc	6/13/2018	(5,286)
EUR	215,922	USD	255,384	Goldman Sachs International	6/13/2018	(2,803)
EUR	76,668	USD	92,040	HSBC Bank, NA	6/13/2018	(2,355)
EUR	962,384	USD	1,129,455	National Australia Bank Ltd	6/13/2018	(3,680)
EUR	1,051,391	USD	1,265,646	State Street Corp.	6/13/2018	(35,752)
RUB	15,603,719	USD	253,719	Citibank, NA**	6/13/2018	(4,012)
USD	1,503,526	AUD	1,996,847	HSBC Bank, NA	6/13/2018	(6,659)
USD	271,247	CHF	269,785	Barclays Bank plc	6/13/2018	(2,679)
USD	2,929,782	CHF	2,907,645	State Street Corp.	6/13/2018	(22,487)
USD	2,118,059	RUB	135,796,603	Goldman Sachs International**	6/13/2018	(55,100)
USD	4,677,617	IDR	66,022,560,049	Goldman Sachs International**	6/21/2018	(57,191)
USD	4,078,131	IDR	57,085,675,070	Goldman Sachs International**	7/5/2018	(9,603)

Total unrealized depreciation						(307,818)

Net unrealized appreciation						754,807

Abbreviations
ABS	Asset-backed Securities
ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	China Yuan
CZK	Czech Republic Koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
HUF	Hungarian Forint
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2018. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
NZD	New Zealand Dollar
OYJ	Public Limited Company
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RUB	Russian Ruble
SCA	Limited partnership with share capital

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
USD	United States Dollar
ZAR	South African Rand

(a)	—	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(b)	—	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2018.
(d)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2018.
(e)	—	Security is an interest bearing note with preferred security characteristics.
(f)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(g)	—	Amount rounds to less than 0.05% of net assets.
(h)	—	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon predetermined trigger. The interest rate shown was the current rate as of May 31, 2018.
(i)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2018.
(j)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	The rate shown was the current yield as of May 31, 2018.
**	—	Non-deliverable forward.
‡	—	Value determined using significant unobservable inputs.

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies excluding exchange traded funds (“ETF”) (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both, individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

The following table represents each valuation input as presented on the SOI:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
Cayman Islands	$—	$—	$88,571	$88,571
United States	—	6,015,769	2,243,386	8,259,155

Total Asset-Backed Securities	—	6,015,769	2,331,957	8,347,726

Collateralized Mortgage Obligations
United States	—	2,469,842	—	2,469,842
Commercial Mortgage-Backed Securities
United States	—	4,984,271	4,930,522	9,914,793
Corporate Bonds
Argentina	—	742,445	—	742,445
Australia	—	506,946	—	506,946
Bahrain	—	193,000	—	193,000
Belgium	—	901,053	—	901,053
Brazil	—	2,408,399	—	2,408,399
Canada	—	2,110,011	—	2,110,011
Denmark	—	255,955	—	255,955
Finland	—	119,366	—	119,366
France	—	5,930,386	—	5,930,386
Germany	—	3,316,052	—	3,316,052
Greece	—	642,926	—	642,926
Guatemala	—	204,000	—	204,000
Hong Kong	—	377,435	—	377,435
India	—	663,200	—	663,200
Ireland	—	2,415,446	—	2,415,446
Israel	—	417,548	—	417,548
Italy	—	2,737,715	—	2,737,715
Japan	—	598,780	—	598,780
Kazakhstan	—	621,462	—	621,462
Kuwait	—	454,888	—	454,888
Luxembourg	—	3,638,320	—	3,638,320
Mexico	—	1,312,266	—	1,312,266
Morocco	—	239,375	—	239,375
Netherlands	—	1,835,689	—	1,835,689
Peru	—	344,317	—	344,317
Portugal	—	378,383	—	378,383
Qatar	—	261,104	—	261,104
South Korea	—	193,250	—	193,250
Spain	—	3,340,826	—	3,340,826
Sweden	—	841,665	—	841,665
Switzerland	—	1,747,294	—	1,747,294
Turkey	—	1,019,663	—	1,019,663
United Arab Emirates	—	47,940	—	47,940
United Kingdom	—	6,540,118	—	6,540,118
United States	—	49,086,780	9,383	49,096,163

Total Corporate Bonds	—	96,444,003	9,383	96,453,386

Foreign Government Securities	—	22,389,650	—	22,389,650
U.S. Treasury Obligation	—	85,247	—	85,247

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investment
Investment Company	$16,445,430	$—	$—	$16,445,430

Total Investments in Securities	16,445,430	132,388,782	7,271,862	156,106,074

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,062,625	$—	$1,062,625
Futures Contracts	356,988	—	—	356,988

Total Appreciation in Other Financial Instruments	$356,988	$1,062,625	$—	$1,419,613

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(307,818)	$—	$(307,818)
Futures Contracts	(544,194)	—	—	(544,194)

Total Depreciation in Other Financial Instruments	$(544,194)	$(307,818)	$—	$(852,012)

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers between level 1 and level 2 during the period ended May 31, 2018.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2018	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2018
Investments in Securities:
Asset-Backed Securities - Cayman Islands	$95,564	$(128)	$(95)	$(4)	$—	$(6,766)	$—	$—	$88,571
Asset-Backed Securities - United States	2,264,474	(3,709)	1,797	(158)	—	(282,651)	845,401	(581,768)	2,243,386
Commercial Mortgage-Backed Securities - United States	2,953,242	2,336	745	1,292	680,234	(225,111)	1,818,717	(300,933)	4,930,522
Corporate Bond - United States	—	—	(21)	(24)	—	—	9,428	—	9,383

	$5,313,280	$(1,501)	$2,426	$1,106	$680,234	$(514,528)	$2,673,546	$(882,701)	$7,271,862

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2018, which were valued using significant unobservable inputs (level 3) amounted to $(1,030).

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended May 31, 2018.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at May 31, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Asset-Backed Securities	$2,331,957	Discounted Cash Flow	Constant Prepayment Rate	5.00	% - 35.00% (14.72%)
			Constant Default Rate	0.00	% - 4.64% (1.39%)
			Yield (Discount Rate of Cash Flows)	3.03	% - 5.85% (4.15%)

	2,331,957

Commercial Mortgage-Backed Securities	4,719,604	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	(50.98	)% - 199.00% (15.03%)
	4,719,604

Total	$7,051,561

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2018, the value of these investments was $220,301. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used derivative instruments including futures and forward foreign currency exchange contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

JPMorgan Global Bond Opportunities ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (concluded)

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The purchase of futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited)

Investments	Principal Amount($)	Value($)
CORPORATE BONDS — 64.2%
Aerospace & Defense — 0.1%
General Dynamics Corp.
(ICE LIBOR USD 3 Month + 0.29%), 2.65%, 5/11/2020 (a)	834,000	835,126

Automobiles — 3.4%
BMW US Capital LLC (Germany)
1.45%, 9/13/2019 (b)	1,909,000	1,877,737
(ICE LIBOR USD 3 Month + 0.41%), 2.75%, 4/12/2021 (a)(b)	1,410,000	1,414,719
Daimler Finance North America LLC (Germany)
1.50%, 7/5/2019 (b)	3,695,000	3,644,287
2.25%, 7/31/2019 (b)	965,000	958,481
(ICE LIBOR USD 3 Month + 0.39%), 2.75%, 5/4/2020 (a)(b)	1,836,000	1,836,918
(ICE LIBOR USD 3 Month + 0.53%), 2.89%, 5/5/2020 (a)(b)	1,700,000	1,706,382
(ICE LIBOR USD 3 Month + 0.45%), 2.78%, 2/22/2021 (a)(b)	1,500,000	1,502,429
Ford Motor Credit Co. LLC 2.38%, 3/12/2019	1,500,000	1,495,470
(ICE LIBOR USD 3 Month + 0.83%), 3.18%, 8/12/2019 (a)	200,000	200,999
(ICE LIBOR USD 3 Month + 0.79%), 2.86%, 6/12/2020 (a)	1,250,000	1,257,334
Nissan Motor Acceptance Corp. 2.35%, 3/4/2019 (b)	780,000	778,242
2.00%, 3/8/2019 (b)	800,000	795,826
(ICE LIBOR USD 3 Month + 0.58%), 2.92%, 1/13/2020 (a)(b)	250,000	251,187
(ICE LIBOR USD 3 Month + 0.39%), 2.68%, 9/28/2020 (a)(b)	4,350,000	4,356,075
(ICE LIBOR USD 3 Month + 0.52%), 2.72%, 3/15/2021 (a)(b)	1,986,000	1,990,564
Volkswagen Group of America Finance LLC (Germany) 2.45%, 11/20/2019 (b)	1,530,000	1,517,800

		25,584,450

Investments	Principal Amount($)	Value($)
Banks — 26.9%
ABN AMRO Bank NV (Netherlands) 2.10%, 1/18/2019 (b)	1,200,000	1,195,226
(ICE LIBOR USD 3 Month + 0.41%), 2.77%, 1/19/2021 (a)(b)	3,900,000	3,901,443
ANZ New Zealand Int’l Ltd. (New Zealand) 2.25%, 2/1/2019 (b)	1,640,000	1,634,936
Australia & New Zealand Banking Group Ltd. (Australia) 2.25%, 6/13/2019	4,530,000	4,508,935
1.60%, 7/15/2019	1,170,000	1,155,180
2.05%, 9/23/2019	459,000	454,284
(ICE LIBOR USD 3 Month + 0.32%), 2.69%, 11/9/2020 (a)(b)	2,841,000	2,842,914
(ICE LIBOR USD 3 Month + 0.46%), 2.78%, 5/17/2021 (a)(b)	1,800,000	1,800,302
Bank of America Corp.
Series L, 2.60%, 1/15/2019	250,000	249,935
Bank of Montreal (Canada) 1.50%, 7/18/2019	2,922,000	2,884,525
Series D, (ICE LIBOR USD 3 Month + 0.46%), 2.80%, 4/13/2021 (a)	819,000	821,156
Bank of Nova Scotia (The) (Canada) 2.05%, 6/5/2019	2,300,000	2,286,456
(ICE LIBOR USD 3 Month + 0.66%), 2.77%, 6/14/2019 (a)	475,000	477,510
Banque Federative du Credit Mutuel SA (France) 2.75%, 1/22/2019 (b)	715,000	715,510
1.90%, 3/28/2019 (b)	800,000	794,732
2.00%, 4/12/2019 (b)	4,090,000	4,060,663
(ICE LIBOR USD 3 Month + 0.49%), 2.85%, 7/20/2020 (a)(b)	250,000	250,937
Barclays Bank plc (United Kingdom) 2.50%, 2/20/2019	350,000	349,318
(ICE LIBOR USD 3 Month + 0.65%), 3.01%, 8/7/2020 (a)	1,250,000	1,254,358
BB&T Corp. 2.25%, 2/1/2019	264,000	263,338
BNP Paribas (France) 2.70%, 8/20/2018	171,000	171,128
BNP Paribas SA (France) 2.40%, 12/12/2018	1,000,000	999,372
BNZ International Funding Ltd. (New Zealand) 2.35%, 3/4/2019 (b)	3,575,000	3,564,384

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
CORPORATE BONDS — continued
Banks — continued
(ICE LIBOR USD 3 Month + 0.70%), 3.03%, 2/21/2020 (a)(b)	1,737,000	1,748,995
BPCE SA (France) 2.50%, 12/10/2018	900,000	899,191
2.50%, 7/15/2019	6,239,000	6,203,126
Branch Banking & Trust Co. 2.30%, 10/15/2018	1,000,000	999,225
1.45%, 5/10/2019	1,402,000	1,385,067
Capital One Bank USA NA 2.25%, 2/13/2019	1,270,000	1,266,081
Citibank NA
(ICE LIBOR USD 3 Month + 0.32%), 2.68%, 5/1/2020 (a)	5,736,000	5,740,015
Citizens Bank NA 2.30%, 12/3/2018	750,000	748,714
2.50%, 3/14/2019	1,300,000	1,297,688
(ICE LIBOR USD 3 Month + 0.54%), 2.56%, 3/2/2020 (a)	1,600,000	1,605,319
(ICE LIBOR USD 3 Month + 0.57%), 2.89%, 5/26/2020 (a)	1,900,000	1,906,287
Comerica, Inc. 2.13%, 5/23/2019	2,850,000	2,831,981
Commonwealth Bank of Australia (Australia) 2.25%, 3/13/2019	1,000,000	996,941
2.05%, 3/15/2019	250,000	248,959
1.75%, 11/7/2019 (b)	3,333,000	3,278,028
(ICE LIBOR USD 3 Month + 0.45%), 2.52%, 3/10/2020 (a)(b)	675,000	677,316
Cooperatieve Rabobank UA (Netherlands) 1.38%, 8/9/2019	760,000	747,389
(ICE LIBOR USD 3 Month + 0.43%), 2.79%, 4/26/2021 (a)	3,500,000	3,501,516
Credit Agricole SA (France) 2.63%, 10/3/2018 (b)	550,000	549,996
2.50%, 4/15/2019 (b)	4,942,000	4,930,801
Danske Bank A/S (Denmark) 1.65%, 9/6/2019 (b)	2,825,000	2,781,414
DBS Group Holdings Ltd. (Singapore) 2.25%, 7/16/2019 (b)	3,231,000	3,201,401
(ICE LIBOR USD 3 Month + 0.49%), 2.54%, 6/8/2020 (a)(b)	1,602,000	1,604,907
DNB Bank ASA (Norway)
(ICE LIBOR USD 3 Month + 0.37%), 2.68%, 10/2/2020 (a)(b)	6,300,000	6,313,125
Fifth Third Bancorp 2.30%, 3/1/2019	4,062,000	4,049,993

Investments	Principal Amount($)	Value($)
Banks — continued
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.60%), 2.93%, 5/18/2021 (a)	3,000,000	3,003,480
Huntington National Bank (The) 2.20%, 4/1/2019	4,000,000	3,983,916
KeyBank NA 1.60%, 8/22/2019	1,500,000	1,478,683
Lloyds Bank plc (United Kingdom) 2.05%, 1/22/2019	650,000	646,990
(ICE LIBOR USD 3 Month + 1.00%), 3.36%, 1/22/2019 (a)	200,000	201,173
(ICE LIBOR USD 3 Month + 0.49%), 2.85%, 5/7/2021 (a)	2,101,000	2,100,264
Mitsubishi UFJ Trust & Banking Corp. (Japan) 2.45%, 10/16/2019 (b)	3,600,000	3,574,080
Mizuho Bank Ltd. (Japan) 2.15%, 10/20/2018 (b)	900,000	898,328
2.45%, 4/16/2019 (b)	6,894,000	6,874,881
2.65%, 9/25/2019 (b)	2,500,000	2,489,633
MUFG Bank Ltd. (Japan) 2.30%, 3/10/2019 (b)	1,500,000	1,495,023
2.35%, 9/8/2019 (b)	1,500,000	1,489,525
National Australia Bank Ltd. (Australia)
(ICE LIBOR USD 3 Month + 0.51%), 2.84%, 5/22/2020 (a)(b)	3,900,000	3,917,010
National Bank of Canada (Canada) 2.10%, 12/14/2018	1,850,000	1,847,262
(ICE LIBOR USD 3 Month + 0.60%), 2.95%, 1/17/2020 (a)	750,000	754,750
Natixis SA (France) 1.80%, 11/13/2018	400,000	398,778
Nordea Bank AB (Sweden) 2.38%, 4/4/2019 (b)	2,160,000	2,155,606
(ICE LIBOR USD 3 Month + 0.47%), 2.79%, 5/29/2020 (a)(b)	3,311,000	3,321,974
PNC Bank NA 1.60%, 6/1/2018	250,000	250,000
2.20%, 1/28/2019	1,000,000	997,578
Regions Bank
(ICE LIBOR USD 3 Month + 0.38%), 2.69%, 4/1/2021 (a)	4,700,000	4,700,439
Royal Bank of Canada (Canada)
(ICE LIBOR USD 3 Month + 0.71%), 3.06%, 4/15/2019 (a)	165,000	165,942
(ICE LIBOR USD 3 Month + 0.39%), 2.75%, 4/30/2021 (a)	5,500,000	5,507,680

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
CORPORATE BONDS — continued
Banks — continued
Santander UK plc (United Kingdom) 2.50%, 3/14/2019	5,848,000	5,839,105
2.35%, 9/10/2019	287,000	284,960
(ICE LIBOR USD 3 Month + 0.62%), 1.00%, 6/1/2021 (a)	1,800,000	1,797,118
Skandinaviska Enskilda Banken AB (Sweden) 2.38%, 11/20/2018 (c)	200,000	199,691
2.38%, 3/25/2019 (b)	5,625,000	5,602,787
1.50%, 9/13/2019	900,000	884,713
(ICE LIBOR USD 3 Month + 0.43%), 2.75%, 5/17/2021 (a)(b)	3,500,000	3,497,795
Standard Chartered plc (United Kingdom) 2.10%, 8/19/2019 (b)	5,850,000	5,783,544
2.40%, 9/8/2019 (b)	2,202,000	2,181,251
Sumitomo Mitsui Banking Corp. (Japan) 2.05%, 1/18/2019	850,000	847,155
2.25%, 7/11/2019	1,000,000	993,702
(ICE LIBOR USD 3 Month + 0.35%), 2.70%, 1/17/2020 (a)	7,113,000	7,120,151
Sumitomo Mitsui Trust Bank Ltd. (Japan) 2.05%, 3/6/2019 (b)	2,732,000	2,719,039
(ICE LIBOR USD 3 Month + 0.51%), 2.54%, 3/6/2019 (a)(b)	500,000	501,135
1.95%, 9/19/2019 (b)	1,475,000	1,455,612
SunTrust Banks, Inc. 2.35%, 11/1/2018	1,950,000	1,948,286
2.50%, 5/1/2019	4,312,000	4,301,832
Svenska Handelsbanken AB (Sweden) 1.50%, 9/6/2019	1,000,000	983,825
(ICE LIBOR USD 3 Month + 0.49%), 2.52%, 9/6/2019 (a)	2,980,000	2,991,138
(ICE LIBOR USD 3 Month + 0.47%), 2.80%, 5/24/2021 (a)	2,000,000	2,001,354
Swedbank AB (Sweden) 2.38%, 2/27/2019 (b)	2,000,000	1,994,110
Toronto-Dominion Bank (The) (Canada) 1.95%, 1/22/2019	650,000	647,524
(ICE LIBOR USD 3 Month + 0.84%), 3.20%, 1/22/2019 (a)	175,000	175,944
1.45%, 8/13/2019	500,000	492,892
US Bank NA
(ICE LIBOR USD 3 Month + 0.15%), 2.48%, 5/24/2019 (a)	250,000	250,060
(ICE LIBOR USD 3 Month + 0.32%), 2.68%, 4/26/2021 (a)	1,081,000	1,081,018

Investments	Principal Amount($)	Value($)
Banks — continued
Westpac Banking Corp. (Australia)
(ICE LIBOR USD 3 Month + 0.28%), 2.62%, 5/15/2020 (a)	1,283,000	1,283,571
(ICE LIBOR USD 3 Month + 0.36%), 2.37%, 9/1/2020 (a)(b)	450,000	450,639

		206,712,963

Beverages — 0.2%
Diageo Capital plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.24%), 2.57%, 5/18/2020 (a)	1,215,000	1,215,666

Biotechnology — 0.1%
Baxalta, Inc. 2.00%, 6/22/2018	383,000	382,896
Gilead Sciences, Inc.
(ICE LIBOR USD 3 Month + 0.22%), 2.42%, 3/20/2019 (a)	195,000	195,214

		578,110

Capital Markets — 5.7%
Credit Suisse AG (Switzerland) 2.30%, 5/28/2019	1,500,000	1,493,444
Goldman Sachs Group, Inc. (The) 2.63%, 1/31/2019	1,868,000	1,868,583
7.50%, 2/15/2019	397,000	409,854
(ICE LIBOR USD 3 Month + 0.80%), 2.89%, 12/13/2019 (a)	850,000	856,576
(ICE LIBOR USD 3 Month + 0.73%), 3.02%, 12/27/2020 (a)	3,800,000	3,818,899
ING Bank NV (Netherlands) 2.30%, 3/22/2019 (b)	2,191,000	2,184,246
(ICE LIBOR USD 3 Month + 0.61%), 2.95%, 8/15/2019 (a)(b)	3,422,000	3,435,076
2.50%, 10/1/2019 (b)	840,000	834,220
Macquarie Bank Ltd. (Australia) 1.87%, 2/28/2019 (b)	250,000	248,490
2.60%, 6/24/2019 (b)	8,800,000	8,785,431
Morgan Stanley 2.45%, 2/1/2019	2,980,000	2,974,327
2.38%, 7/23/2019	2,000,000	1,991,337
Series 3NC2, (ICE LIBOR USD 3 Month + 0.80%), 3.16%, 2/14/2020 (a)	1,750,000	1,756,229
Nomura Holdings, Inc. (Japan) 2.75%, 3/19/2019	6,760,000	6,756,642

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
CORPORATE BONDS — continued
Capital Markets — continued
UBS AG (Switzerland)
(ICE LIBOR USD 3 Month + 0.58%), 2.63%, 6/8/2020 (a)(b)	5,300,000	5,320,082
USAA Capital Corp. 2.13%, 6/3/2019 (b)	651,000	648,153

		43,381,589

Chemicals — 1.9%
Dow Chemical Co. (The) 8.55%, 5/15/2019	3,500,000	3,681,800
LyondellBasell Industries NV 5.00%, 4/15/2019	7,480,000	7,586,207
Nutrien Ltd. (Canada) 6.50%, 5/15/2019	3,040,000	3,129,686

		14,397,693

Construction Materials — 0.1%
Martin Marietta Materials, Inc.
(ICE LIBOR USD 3 Month + 0.50%), 2.70%, 12/20/2019 (a)	500,000	501,318

Consumer Finance — 3.0%
American Express Co.
(ICE LIBOR USD 3 Month + 0.53%), 2.85%, 5/17/2021 (a)	2,354,000	2,361,413
American Express Credit Corp.
(ICE LIBOR USD 3 Month + 0.49%), 2.83%, 8/15/2019 (a)	3,100,000	3,114,779
Capital One Financial Corp.
(ICE LIBOR USD 3 Month + 0.76%), 3.12%, 5/12/2020 (a)	5,750,000	5,782,180
General Motors Financial Co., Inc. 2.40%, 5/9/2019	2,275,000	2,264,600
HSBC USA, Inc. 2.00%, 8/7/2018	400,000	399,612
(ICE LIBOR USD 3 Month + 0.88%), 3.17%, 9/24/2018 (a)	100,000	100,200
2.25%, 6/23/2019	4,799,000	4,771,547
PACCAR Financial Corp.
(ICE LIBOR USD 3 Month + 0.26%), 2.61%, 5/10/2021 (a)	874,000	874,510
Toyota Motor Credit Corp.
(ICE LIBOR USD 3 Month + 0.20%), 2.75%, 6/3/2020 (a)	3,500,000	3,487,503

		23,156,344

Diversified Financial Services — 0.7%
AIG Global Funding 1.95%, 10/18/2019 (b)	1,611,000	1,589,896

Investments	Principal Amount($)	Value($)
Diversified Financial Services — continued
(ICE LIBOR USD 3 Month + 0.48%), 2.79%, 7/2/2020 (a)(b)	1,625,000	1,627,754
Federation des Caisses Desjardins du Quebec (Canada)
(ICE LIBOR USD 3 Month + 0.33%), 2.69%, 10/30/2020 (a)(b)	200,000	200,193
National Rural Utilities Cooperative Finance Corp. 10.38%, 11/1/2018	620,000	639,402
1.65%, 2/8/2019	455,000	451,533
Protective Life Global Funding 1.72%, 4/15/2019 (b)	729,000	722,821

		5,231,599

Diversified Telecommunication Services — 2.2%
AT&T, Inc. 2.38%, 11/27/2018	500,000	499,860
British Telecommunications plc (United Kingdom) 2.35%, 2/14/2019	1,030,000	1,026,455
Deutsche Telekom International Finance BV (Germany)
(ICE LIBOR USD 3 Month + 0.45%), 2.63%, 9/19/2019 (a)(b)	4,000,000	4,009,933
(ICE LIBOR USD 3 Month + 0.58%), 2.93%, 1/17/2020 (a)(b)	400,000	402,272
Orange SA (France) 2.75%, 2/6/2019	6,148,000	6,151,733
Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 0.55%), 2.88%, 5/22/2020 (a)	4,894,000	4,922,131

		17,012,384

Electric Utilities — 3.0%
Arizona Public Service Co. 8.75%, 3/1/2019	1,800,000	1,877,742
Duke Energy Carolinas LLC
Series C, 7.00%, 11/15/2018	430,000	438,231
Duke Energy Florida LLC 2.10%, 12/15/2019	420,875	418,600
Duke Energy Ohio, Inc. 5.45%, 4/1/2019	1,373,000	1,404,968
Indiana Michigan Power Co. 7.00%, 3/15/2019	1,031,000	1,062,737
Kansas City Power & Light Co.
Series 09A, 7.15%, 4/1/2019	1,842,000	1,906,896
Metropolitan Edison Co. 7.70%, 1/15/2019	475,000	489,437
MidAmerican Energy Co. 2.40%, 3/15/2019	1,291,000	1,288,713

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
CORPORATE BONDS — continued
Electric Utilities — continued
NextEra Energy Capital Holdings, Inc. 1.65%, 9/1/2018	2,000,000	1,995,034
2.30%, 4/1/2019	750,000	747,316
Progress Energy, Inc. 7.05%, 3/15/2019	1,643,000	1,696,410
Public Service Electric & Gas Co.
Series I, 1.80%, 6/1/2019	501,000	496,415
State Grid Overseas Investment Ltd. (China) 2.75%, 5/7/2019 (b)	4,592,000	4,577,996
Virginia Electric & Power Co. 5.00%, 6/30/2019	1,513,000	1,546,331
Wisconsin Power & Light Co. 5.00%, 7/15/2019	3,338,000	3,422,654

		23,369,480

Energy Equipment & Services — 0.1%
Schlumberger Holdings Corp. 2.35%, 12/21/2018 (b)	600,000	598,841

Equity Real Estate Investment Trusts (REITs) — 1.6%
HCP, Inc. 3.75%, 2/1/2019	2,000,000	2,007,003
VEREIT Operating Partnership LP 3.00%, 2/6/2019	4,725,000	4,726,049
Welltower, Inc. 4.13%, 4/1/2019	5,273,000	5,312,733

		12,045,785

Food Products — 0.9%
General Mills, Inc. 5.65%, 2/15/2019	2,050,000	2,092,189
Tyson Foods, Inc.
(ICE LIBOR USD 3 Month + 0.45%), 2.77%, 5/30/2019 (a)	697,000	698,526
(ICE LIBOR USD 3 Month + 0.55%), 2.57%, 6/2/2020 (a)	800,000	802,841
Unilever Capital Corp. (United Kingdom) 4.80%, 2/15/2019	3,213,000	3,261,093

		6,854,649

Health Care Equipment & Supplies — 0.1%
Zimmer Biomet Holdings, Inc.
(ICE LIBOR USD 3 Month + 0.75%), 2.93%, 3/19/2021 (a)	1,000,000	1,002,416

Health Care Providers & Services — 1.6%
Cardinal Health, Inc. 1.95%, 6/15/2018	400,000	399,889
1.95%, 6/14/2019	4,446,000	4,409,363
CVS Health Corp.
(ICE LIBOR USD 3 Month + 0.63%), 2.69%, 3/9/2020 (a)	4,150,000	4,168,721

Investments	Principal Amount($)	Value($)
Health Care Providers & Services — continued
Express Scripts Holding Co. 2.25%, 6/15/2019	643,000	639,065
(ICE LIBOR USD 3 Month + 0.75%), 2.76%, 11/30/2020 (a)	2,500,000	2,501,947

		12,118,985

Household Products — 0.1%
Reckitt Benckiser Treasury Services plc (United Kingdom) 2.13%, 9/21/2018 (b)	450,000	449,421

Independent Power and Renewable Electricity Producers — 0.5%
Exelon Generation Co. LLC 2.95%, 1/15/2020	3,700,000	3,692,452
Southern Power Co.
Series 15A, 1.50%, 6/1/2018	400,000	400,000

		4,092,452

Industrial Conglomerates — 0.4%
Hutchison Whampoa International Ltd. (Hong Kong) 7.63%, 4/9/2019 (b)	3,136,000	3,255,300

Insurance — 4.2%
AIA Group Ltd. (Hong Kong) 2.25%, 3/11/2019 (b)	4,473,000	4,439,666
American International Group, Inc. 2.30%, 7/16/2019	5,983,000	5,946,324
Athene Global Funding 2.88%, 10/23/2018 (b)	745,000	745,510
(ICE LIBOR USD 3 Month + 1.14%), 3.50%, 4/20/2020 (a)(b)	5,445,000	5,524,103
Jackson National Life Global Funding 4.70%, 6/1/2018 (b)	250,000	250,000
2.30%, 4/16/2019 (b)	1,550,000	1,547,852
(ICE LIBOR USD 3 Month + 0.30%), 2.67%, 4/27/2020 (a)(b)	5,000,000	5,000,575
MetLife, Inc. 7.72%, 2/15/2019	1,834,000	1,901,810
Metropolitan Life Global Funding I 1.55%, 9/13/2019 (b)	2,712,000	2,667,732
(ICE LIBOR USD 3 Month + 0.40%), 2.47%, 6/12/2020 (a)(b)	250,000	251,280
Pricoa Global Funding I 2.20%, 5/16/2019 (b)	664,000	661,824
Reliance Standard Life Global Funding II 2.15%, 10/15/2018 (b)	1,120,000	1,118,217
2.50%, 4/24/2019 (b)	1,565,000	1,560,295

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
CORPORATE BONDS — continued
Insurance — continued
Suncorp-Metway Ltd. (Australia) 2.10%, 5/3/2019 (b)	890,000	884,171

		32,499,359

Internet Software & Services — 1.0%
Tencent Holdings Ltd. (China) 3.38%, 5/2/2019 (b)	7,306,000	7,344,241

IT Services — 0.4%
DXC Technology Co.
(ICE LIBOR USD 3 Month + 0.95%), 2.96%, 3/1/2021 (a)	750,000	750,764
Western Union Co. (The)
(ICE LIBOR USD 3 Month + 0.80%), 3.13%, 5/22/2019 (a)	800,000	803,045
3.35%, 5/22/2019	1,431,000	1,436,571

		2,990,380

Machinery — 0.6%
Illinois Tool Works, Inc. 6.25%, 4/1/2019	2,524,000	2,600,786
Stanley Black & Decker, Inc. 2.45%, 11/17/2018	1,800,000	1,798,364

		4,399,150

Media — 0.6%
Discovery Communications LLC
(ICE LIBOR USD 3 Month + 0.71%), 2.91%, 9/20/2019 (a)	2,857,000	2,870,963
NBCUniversal Enterprise, Inc. 1.97%, 4/15/2019 (b)	1,470,000	1,459,996

		4,330,959

Metals & Mining — 0.2%
Glencore Funding LLC (Switzerland) 3.13%, 4/29/2019 (b)	1,350,000	1,347,206

Multiline Retail — 0.2%
Dollar Tree, Inc.
(ICE LIBOR USD 3 Month + 0.70%), 3.06%, 4/17/2020 (a)	1,750,000	1,755,495

Multi-Utilities — 0.7%
Consolidated Edison Co. of New York, Inc. 7.13%, 12/1/2018	850,000	869,218
Consumers Energy Co. 6.70%, 9/15/2019	530,000	555,540
Dominion Energy, Inc. 1.88%, 12/15/2018 (b)	135,000	134,422
Series A, 1.88%, 1/15/2019	1,900,000	1,889,350

Investments	Principal Amount($)	Value($)
Multi-Utilities — continued
(ICE LIBOR USD 3 Month + 0.55%), 2.56%, 6/1/2019 (a)(b)	400,000	401,279
Sempra Energy 9.80%, 2/15/2019	221,000	231,601
(ICE LIBOR USD 3 Month + 0.50%), 2.85%, 1/15/2021 (a)	750,000	750,938
(ICE LIBOR USD 3 Month + 0.45%), 2.57%, 3/15/2021 (a)	550,000	551,105

		5,383,453

Oil, Gas & Consumable Fuels — 1.7%
Enable Midstream Partners LP 2.40%, 5/15/2019	1,000,000	993,447
Enterprise Products Operating LLC
Series N, 6.50%, 1/31/2019	1,259,000	1,288,659
ONEOK Partners LP 8.63%, 3/1/2019	930,000	968,616
Phillips 66
(ICE LIBOR USD 3 Month + 0.75%), 3.10%, 4/15/2020 (a)(b)	250,000	250,155
(ICE LIBOR USD 3 Month + 0.60%), 2.92%, 2/26/2021 (a)	1,000,000	1,001,976
Sinopec Group Overseas Development Ltd. (China) 2.75%, 4/10/2019 (b)	514,000	511,998
(ICE LIBOR USD 3 Month + 0.92%), 3.26%, 4/10/2019 (a)(b)	1,600,000	1,605,257
2.13%, 5/3/2019 (b)	1,400,000	1,387,460
TransCanada PipeLines Ltd. (Canada) 3.13%, 1/15/2019	1,433,000	1,435,520
7.13%, 1/15/2019	3,832,000	3,932,642

		13,375,730

Pharmaceuticals — 1.2%
Allergan Funding SCS 2.45%, 6/15/2019	2,336,000	2,321,215
GlaxoSmithKline Capital plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.35%), 2.69%, 5/14/2021 (a)	2,859,000	2,865,187
Novartis Securities Investment Ltd. (Switzerland) 5.13%, 2/10/2019	3,948,000	4,015,266

		9,201,668

Technology Hardware, Storage & Peripherals — 0.0%(d)
Apple, Inc.
(ICE LIBOR USD 3 Month + 0.20%), 2.56%, 2/7/2020 (a)	400,000	401,321

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
CORPORATE BONDS — continued
Tobacco — 0.4%
BAT Capital Corp. (United Kingdom)
(ICE LIBOR USD 3 Month + 0.59%), 2.95%, 8/14/2020 (a)(b)	1,800,000	1,806,501
Japan Tobacco, Inc. (Japan) 2.10%, 7/23/2018 (b)	450,000	449,793
Reynolds American, Inc. (United Kingdom) 8.13%, 6/23/2019	800,000	841,471

		3,097,765

Trading Companies & Distributors — 0.2%
Air Lease Corp. 2.63%, 9/4/2018	852,000	851,805
3.38%, 1/15/2019	940,000	942,472

		1,794,277

Water Utilities — 0.2%
United Utilities plc (United Kingdom) 5.38%, 2/1/2019	1,552,000	1,575,351

TOTAL CORPORATE BONDS (Cost $492,102,201)		491,890,926

ASSET-BACKED SECURITIES — 13.5%
ALM VI Ltd. (Cayman Islands) Series 2012-6A, Class X, Zero Coupon, 7/15/2026 (b)(e)(f)	1,750,000	1,750,000
ALM VII Ltd. (Cayman Islands) Series 2012-7A, Class A1R, 3.83%, 10/15/2028 (b)(f)	2,700,000	2,716,378
ALM XIX Ltd. (Cayman Islands) Series 2016-19A, Class A1, 3.90%, 7/15/2028 (b)(f)	6,000,000	6,020,442
AmeriCredit Automobile Receivables Trust
Series 2015-3, Class A3, 1.54%, 3/9/2020	17,849	17,845
Series 2014-3, Class C, 2.58%, 9/8/2020	198,237	198,238
Series 2017-2, Class A2A, 1.65%, 9/18/2020	162,481	161,930

Investments	Principal Amount($)	Value($)
ASSET-BACKED SECURITIES — continued
Series 2016-3, Class A3, 1.46%, 5/10/2021	329,811	327,772
Series 2017-4, Class A2A, 1.83%, 5/18/2021	336,664	335,456
Series 2016-4, Class A3, 1.53%, 7/8/2021	645,000	640,197
Series 2018-1, Class A2A, 2.71%, 7/19/2021	1,110,000	1,110,082
Anchorage Capital CLO Ltd. (Cayman Islands) Series 2013-1A, Class X, 2.99%, 10/13/2030 ‡(b)(f)	187,500	187,623
Apidos CLO XVII (Cayman Islands) Series 2014-17A, Class A1R, 3.66%, 4/17/2026 (b)(f)	1,250,000	1,249,830
Apidos CLO XXI (Cayman Islands) Series 2015-21A, Class A1, 3.79%, 7/18/2027 (b)(f)	2,820,000	2,822,039
Apidos CLO XXV (Cayman Islands) Series 2016-25A, Class A1, 3.82%, 10/20/2028 (b)(f)	3,190,000	3,194,316
ARES XLVI CLO Ltd. Series 2017-46A, Class X, 2.95%, 1/15/2030 (b)(f)	250,000	249,996
Ares XXVII CLO Ltd. (Cayman Islands) Series 2013-2A, Class XR, 3.26%, 7/28/2029 (b)(f)	453,125	453,095
Atlas Senior Loan Fund IX Ltd. (Cayman Islands) Series 2018-9A, Class A, 2.93%, 4/20/2028 (b)(f)	2,000,000	1,999,824
Babson CLO Ltd. (Cayman Islands) Series 2014-IIA, Class AR, 3.50%, 10/17/2026 (b)(f)	450,000	450,108
Series 2013-IA, Class AR, 3.16%, 1/20/2028 (b)(f)	640,000	638,879
Bank of The West Auto Trust Series 2017-1, Class A2, 1.78%, 2/15/2021 (b)	131,121	130,458
Benefit Street Partners CLO II Ltd. (Cayman Islands) Series 2013-IIA, Class X, 4.05%, 7/15/2029 ‡(b)(f)	223,438	225,837
Benefit Street Partners CLO XI (Cayman Islands) Series 2017-11A, Class X, 3.35%, 4/15/2029 ‡(b)(f)	187,500	188,093
BlueMountain CLO Ltd. (Cayman Islands) Series 2014-2A, Class AR, 3.29%, 7/20/2026 (b)(f)	7,532,000	7,532,000
Series 2012-2A, Class AR, 3.75%, 11/20/2028 (b)(f)	3,000,000	3,006,084
Bowman Park CLO Ltd. (Cayman Islands) Series 2014-1A, Class AR, 3.51%, 11/23/2025 (b)(f)	350,000	349,982

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
ASSET-BACKED SECURITIES — continued
Capital Auto Receivables Asset Trust
Series 2015-2, Class A4, 1.97%, 1/21/2020	350,000	349,552
Series 2015-4, Class A3, 1.83%, 3/20/2020	74,364	74,263
Series 2015-2, Class C, 2.67%, 8/20/2020	365,000	365,142
CarMax Auto Owner Trust
Series 2017-3, Class A2A, 1.64%, 9/15/2020	174,750	173,981
CBAM Ltd. (Cayman Islands) Series 2018-5A, Class X, 2.85%, 4/17/2031 ‡(b)(f)	5,700,000	5,699,681
CIFC Funding Ltd. (Cayman Islands) Series 2012-2RA, Class A1, 3.16%, 1/20/2028 (b)(f)	2,500,000	2,499,190
Series 2013-3RA, Class X, 3.00%, 4/24/2031 (b)(f)	4,000,000	3,997,764
Clear Creek CLO Ltd. (Cayman Islands) Series 2015-1A, Class X, 3.36%, 10/20/2030 ‡(b)(f)	240,625	240,500
Denali Capital CLO XII Ltd. (Cayman Islands) Series 2016-1A, Class X, 2.90%, 4/15/2031 ‡(b)(f)	1,350,000	1,349,310
Drive Auto Receivables Trust
Series 2017-2, Class A3, 1.82%, 6/15/2020	26,184	26,168
Series 2018-2, Class A2, 2.64%, 9/15/2020	1,240,000	1,239,885
Series 2018-1, Class A3, 2.42%, 1/15/2021	777,000	775,237
Series 2017-AA, Class B, 2.51%, 1/15/2021 (b)	2,372,186	2,370,965
Series 2017-3, Class B, 2.30%, 5/17/2021	136,000	135,602
Series 2018-2, Class A3, 2.88%, 6/15/2021	540,000	540,186
Dryden 30 Senior Loan Fund (Cayman Islands) Series 2013-30A, Class X, 2.94%, 11/15/2028 ‡(b)(f)	300,000	299,997
Series 2013-30A, Class AR, 3.16%, 11/15/2028 (b)(f)	450,000	448,934
Dryden 50 Senior Loan Fund (Cayman Islands) Series 2017-50A, Class X, 3.15%, 7/15/2030 (b)(f)	270,000	269,861
Flagship Credit Auto Trust Series 2015-1, Class C, 3.76%, 6/15/2021 (b)	500,000	503,548
Flatiron CLO Ltd. (Cayman Islands) Series 2015-1A, Class AR, 3.24%, 4/15/2027 (b)(f)	900,000	899,833

Investments	Principal Amount($)	Value($)
ASSET-BACKED SECURITIES — continued
Ford Credit Auto Owner Trust Series 2014-1, Class A, 2.26%, 11/15/2025 (b)	6,759,000	6,733,390
Galaxy XXI CLO Ltd. (Cayman Islands) Series 2015-21A, Class X, 2.86%, 4/20/2031 ‡(b)(f)	875,000	874,945
GoldenTree Loan Opportunities IX Ltd. (Cayman Islands) Series 2014-9A, Class AR, 3.73%, 10/29/2026 (b)(f)	650,000	650,326
GoldenTree Loan Opportunities VII Ltd. (Cayman Islands) Series 2013-7A, Class A, 3.51%, 4/25/2025 (b)(f)	305,634	305,772
GT Loan Financing I Ltd. (Cayman Islands) Series 2013-1A, Class A, 3.63%, 10/28/2024 (b)(f)	108,054	108,133
Hyundai Auto Lease Securitization Trust Series 2016-A, Class A3, 1.60%, 7/15/2019 (b)	120,330	120,258
Series 2017-C, Class A2A, 1.89%, 3/16/2020 (b)	156,000	155,166
ICG US CLO Ltd. (Cayman Islands) Series 2014-1A, Class X, 3.01%, 1/20/2030 (b)(f)	2,200,000	2,200,535
KKR CLO Ltd. (Cayman Islands) Series 12, Class A1R, 3.40%, 7/15/2027 (b)(f)	500,000	499,941
Series 11, Class X, 2.95%, 1/15/2031 (b)(f)	1,462,500	1,461,748
KVK CLO Ltd. (Cayman Islands) Series 2013-1A, Class X, 3.00%, 1/15/2028 (b)(f)	2,479,500	2,479,465
Magnetite XI Ltd. (Cayman Islands) Series 2014-11A, Class A1R, 3.48%, 1/18/2027 (b)(f)	1,150,000	1,150,230
Magnetite XII Ltd. (Cayman Islands) Series 2015-12A, Class AR, 3.68%, 4/15/2027 (b)(f)	1,000,000	1,000,711
Magnetite XV Ltd. (Cayman Islands) Series 2015-15A, Class X, Zero Coupon, 7/25/2031 (b)(e)(f)	2,000,000	2,000,000
MP CLO VII Ltd. (Cayman Islands) Series 2015-1A, Class A1R, 3.20%, 4/18/2027 (b)(f)	3,250,000	3,250,692
Neuberger Berman CLO XVI-S Ltd. (Cayman Islands) Series 2017-16SA, Class X, 2.95%, 1/15/2028 (b)(f)	150,000	149,990
Series 2017-16SA, Class A, 3.20%, 1/15/2028 (b)(f)	474,000	473,394

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
ASSET-BACKED SECURITIES — continued
OCP CLO Ltd. (Cayman Islands) Series 2012-2A, Class A1R, 3.73%, 11/22/2025 (b)(f)	5,500,000	5,511,401
Series 2015-8A, Class A1R, 3.20%, 4/17/2027 (b)(f)	450,000	448,889
Octagon Investment Partners XVII Ltd. (Cayman Islands) Series 2013-1A, Class X, 2.58%, 1/25/2031 ‡(b)(f)	1,011,200	1,011,174
OHA Loan Funding Ltd. (Cayman Islands) Series 2013-2A, Class X, 2.93%, 5/23/2031 (b)(f)	2,300,000	2,300,000
Race Point IX CLO Ltd. (Cayman Islands) Series 2015-9A, Class X, 3.00%, 10/15/2030 ‡(b)(f)	201,786	201,719
Santander Drive Auto Receivables Trust Series 2017-2, Class A2, 1.60%, 3/16/2020	30,285	30,270
Series 2018-1, Class A2, 2.10%, 11/16/2020	355,000	353,941
Series 2017-2, Class A3, 1.87%, 12/15/2020	275,000	274,057
Symphony CLO V Ltd. (Cayman Islands) Series 2007-5A, Class A1, 2.47%, 1/15/2024 (b)(f)	424,427	425,185
Series 2007-5A, Class A2, 3.22%, 1/15/2024 (b)(f)	1,000,000	996,977
Symphony CLO XIV Ltd. (Cayman Islands) Series 2014-14A, Class A2R, 3.63%, 7/14/2026 (b)(f)	340,000	340,056
Synchrony Credit Card Master Note Trust Series 2015-3, Class A, 1.74%, 9/15/2021	400,000	399,172
THL Credit Wind River CLO Ltd. (Cayman Islands) Series 2014-2A, Class X, 3.00%, 1/15/2031 ‡(b)(f)	1,000,000	999,486
Series 2014-1A, Class X, 2.91%, 7/18/203 b)(f)	2,250,000	2,250,000
Verizon Owner Trust Series 2017-3A, Class A1B, 2.22%, 4/20/2022 (b)(f)	440,000	440,264
Voya CLO Ltd. (Cayman Islands) Series 2015-1A, Class A1R, 3.26%, 1/18/2029(b)(f)	3,500,000	3,495,797
Westlake Automobile Receivables Trust Series 2018-2A, Class A2A, 2.84%, 9/15/2021(b)	2,500,000	2,501,386

TOTAL ASSET-BACKED SECURITIES (Cost $103,879,208)		103,810,573

Investments	Principal Amount($)	Value($)
CERTIFICATES OF DEPOSIT — 3.7%
Bank of Nova Scotia (The) (Canada) (ICE LIBOR USD 3 Month + 0.28%), 2.62%, 10/15/2019(a)	3,055,000	3,056,210
(ICE LIBOR USD 3 Month + 0.26%), 2.62%, 11/4/2019(a)	2,700,000	2,700,362
(ICE LIBOR USD 3 Month + 0.30%), 2.63%, 5/22/2020(a)	2,500,000	2,498,525
Canadian Imperial Bank of Commerce (Canada) (ICE LIBOR USD 3 Month + 0.41%), 2.61%, 9/20/2019(a)	1,400,000	1,401,416
(ICE LIBOR USD 3 Month + 0.40%), 2.80%, 5/2/2020(a)	4,000,000	4,005,920
Credit Agricole Corporate and Investment Bank (France) (ICE LIBOR USD 3 Month + 0.39%), 2.75%, 5/11/2020(a)	2,800,000	2,799,720
Nordea Bank AB (Sweden) (ICE LIBOR USD 3 Month + 0.40%), 2.70%, 3/27/2020(a)	2,850,000	2,851,496
Svenska Handelsbanken AB (Sweden) (ICE LIBOR USD 3 Month + 0.27%), 2.63%, 10/21/2019(a)	3,500,000	3,499,508
(ICE LIBOR USD 3 Month + 0.40%), 2.72%, 4/1/2020(a)	3,000,000	3,002,654
Sumitomo Mitsui Banking Corp. (Japan) (ICE LIBOR USD 3 Month + 0.37%), 2.71%, 7/11/2019(a)	400,000	400,648
UBS AG (Switzerland) (ICE LIBOR USD 3 Month + 0.42%), 2.45%, 3/2/2020(a)	2,040,000	2,040,347

TOTAL CERTIFICATES OF DEPOSIT (Cost $28,240,177)		28,256,806

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.3%
BXMT Ltd. Series 2017-FL1, Class A, 2.81%, 6/15/2035(b)(f)	500,000	500,469

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
COMMERCIAL MORTGAGE-BACKED SECURITIES — continued
BXP Trust Series 2017-CQHP, Class A, 2.77%, 11/15/2034(b)(f)	500,000	500,565
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class A, 2.71%, 7/15/2032(b)(f)	900,000	900,844
Citigroup Commercial Mortgage Trust Series 2017-1500, Class A, 2.77%, 7/15/2032(b)(f)	1,800,000	1,802,724
Cold Storage Trust Series 2017-ICE3, Class A, 2.92%, 4/15/2036(b)(f)	500,000	501,734
GPMT Ltd. (Cayman Islands) Series 2018-FL1, Class A, 2.80%, 11/21/2035(b)(f)	5,000,000	4,999,995
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16, Class A1, 1.29%, 6/15/2047	82,059	81,786
TPG Real Estate Finance Ltd. (Cayman Islands) Series 2018-FL1, Class A, 2.69%, 2/15/2035(b)(f)	1,000,000	1,000,470

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $10,289,514)		10,288,587

FOREIGN GOVERNMENT SECURITIES — 0.2%
Japan Bank for International Cooperation 1.75%, 11/13/2018	800,000	797,724
(ICE LIBOR USD 3 Month + 0.48%), 2.49%, 6/1/2020(a)	200,000	201,165
Japan Finance Organization for Municipalities 2.13%, 3/6/2019(b)	400,000	398,260

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $1,399,710)		1,397,149

SHORT-TERM INVESTMENTS — 21.0%
CERTIFICATES OF DEPOSIT — 6.5%
Bank of Montreal (Canada) (ICE LIBOR USD 3 Month + 0.25%), 2.45%, 3/18/2019(a)	2,200,000	2,202,222
Bank of Nova Scotia (The) (Canada) 1.93%, 12/6/2018	1,450,000	1,446,040
(ICE LIBOR USD 3 Month + 0.28%), 2.48%, 3/20/2019(a)	1,400,000	1,401,753

Investments	Principal Amount($)	Value($)
CERTIFICATES OF DEPOSIT — continued
BNP Paribas SA (France) 1.60%, 7/6/2018	400,000	399,872
Canadian Imperial Bank of Commerce (Canada) (ICE LIBOR USD 3 Month + 0.33%), 2.65%, 5/29/2019(a)	2,750,000	2,753,208
China Construction Bank Corp. 2.35%, 6/8/2018	2,100,000	2,100,186
Cooperatieve Rabobank UA (Netherlands) 1.99%, 11/13/2018	550,000	549,024
Credit Industriel et Commercial (France) 1.56%, 6/29/2018	250,000	249,962
Credit Suisse AG (Switzerland) 2.22%, 1/16/2019	600,000	598,771
2.33%, 2/1/2019	700,000	698,851
(ICE LIBOR USD 3 Month + 0.30%), 2.33%, 3/8/2019(a)	1,500,000	1,503,924
1.75%, 3/12/2019	700,000	696,738
Deutsche Bank AG (Germany) 2.00%, 7/10/2018	250,000	249,988
2.00%, 8/3/2018	250,000	249,922
2.47%, 8/22/2018	500,000	500,133
(ICE LIBOR USD 3 Month + 0.31%), 2.67%, 11/13/2018(a)	4,200,000	4,199,793
DNB Bank ASA (Norway) 1.68%, 10/19/2018	900,000	897,923
Industrial & Commercial Bank of China Ltd. (China) 2.65%, 11/2/2018	5,800,000	5,800,517
MUFG Bank Ltd. (Japan) 2.15%, 1/16/2019	350,000	349,237
(ICE LIBOR USD 3 Month + 0.65%), 2.98%, 2/22/2019(a)	2,000,000	2,006,532
Natixis SA (France) 1.82%, 11/8/2018	420,000	418,817
(ICE LIBOR USD 3 Month + 0.19%), 2.55%, 2/1/2019(a)	1,300,000	1,300,163
Norinchukin Bank (Japan) 1.66%, 7/26/2018	250,000	249,851
Royal Bank of Canada (Canada) 1.95%, 12/6/2018	1,000,000	997,497
2.24%, 2/1/2019	1,300,000	1,297,727
Societe Generale SA (France) 1.80%, 11/2/2018	1,000,000	997,431
2.18%, 1/23/2019	600,000	598,670
Standard Chartered Bank (United Kingdom) 1.83%, 10/26/2018	600,000	598,675

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
CERTIFICATES OF DEPOSIT — continued
Sumitomo Mitsui Trust Bank Ltd. (Japan) (ICE LIBOR USD 3 Month + 0.39%), 2.42%, 12/7/2018(a)	2,800,000	2,804,088
Svenska Handelsbanken AB (Sweden) (ICE LIBOR USD 3 Month + 0.40%), 2.76%, 2/12/2019(a)	2,463,000	2,468,593
Toronto-Dominion Bank (The) (Canada) (ICE LIBOR USD 3 Month + 0.22%), 2.42%, 3/20/2019(a)	2,300,000	2,304,906
Wells Fargo Bank NA
2.23%, 1/30/2019	1,350,000	1,347,195
2.72%, 5/7/2019	5,500,000	5,506,994

TOTAL CERTIFICATES OF DEPOSIT (Cost $49,741,580)		49,745,203

COMMERCIAL PAPER — 7.5%
American Electric Power Co., Inc. 2.61%, 6/7/2018(g)	2,700,000	2,698,845
Bank of China Ltd. (China) 2.65%, 10/18/2018(g)	3,383,000	3,349,597
Bell Canada (Canada) 2.62%, 6/11/2018(g)	1,400,000	1,399,123
BPCE SA (France) 1.73%, 10/3/2018(g)	250,000	247,921
China Construction Bank Corp. (China) 2.72%, 6/21/2018(g)	1,400,000	1,398,363
China Petrochemical Corp. (China) 2.63%, 10/29/2018(b)(g)	3,500,000	3,464,605
Credit Suisse AG 2.03%, 9/7/2018(g)	500,000	496,818
Eni Finance USA, Inc. (Italy) 2.22%, 7/5/2018(g)	1,400,000	1,396,944
Federation des Caisses Desjardins du Quebec (Canada)
1.63%, 8/17/2018(g)	250,000	248,831
1.97%, 12/3/2018(g)	1,000,000	987,187
First Abu Dhabi Bank PJSC (United Arab Emirates)
1.78%, 7/20/2018(g)	400,000	398,828
2.43%, 7/26/2018(g)	5,000,000	4,983,075
Ford Motor Credit Co. LLC 2.25%, 12/5/2018(g)	250,000	246,617
3.16%, 4/9/2019(g)	500,000	487,758
Glencore Funding LLC (Switzerland) 2.53%, 8/1/2018(g)	1,350,000	1,344,462
Mondelez International, Inc. 2.53%, 6/5/2018(g)	2,700,000	2,699,179
National Australia Bank Ltd. (Australia) 1.75%, 11/2/2018(g)	800,000	792,067
Potash Corp. of Saskatchewan, Inc. (Canada) 2.82%, 6/28/2018(g)	1,400,000	1,397,486
Public Service Enterprise Group, Inc. 2.26%, 6/6/2018(g)	1,500,000	1,499,451

Investments	Principal Amount($)	Value($)
COMMERCIAL PAPER — continued
Rogers Communications, Inc. (Canada) 2.36%, 7/19/2018(g)	5,000,000	4,983,497
Schlumberger Holdings Corp. 3/1/2019(g)	5,500,000	5,380,528
Sempra Global 2.72%, 6/20/2018(g)	400,000	399,496
2.51%, 7/18/2018(g)	3,000,000	2,990,320
2.48%, 8/21/2018(g)	750,000	745,651
Southern Co. (The) 2.72%, 6/21/2018(g)	2,600,000	2,596,554
Suncor Energy, Inc. (Canada) 2.66%, 7/18/2018(g)	3,000,000	2,990,320
UBS AG (Switzerland) 2.28%, 10/3/2018(g)	1,800,000	1,784,550
Vodafone Group plc (United Kingdom) 1.78%, 9/4/2018(g)	250,000	248,272
1.80%, 9/5/2018(g)	550,000	546,153
Walgreens Boots Alliance, Inc. 2.28%, 7/9/2018(g)	1,100,000	1,097,175
2.62%, 8/1/2018(g)	4,000,000	3,982,874

TOTAL COMMERCIAL PAPER (Cost $57,288,240)		57,282,547

	Shares
INVESTMENT COMPANIES — 4.6%
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.59% (h)(i) (Cost $35,128,266)	35,128,266	35,128,266

	Principal Amount($)
REPURCHASE AGREEMENTS — 2.4%
Citigroup Global Markets Holdings, Inc., 3.04%, dated 5/31/2018, due 1/18/2019, repurchase price $3,058,798, collateralized by Sovereign Government Securities, 6.00%-6.50%, due 11/21/2028-02/15/2048, with the value of $3,240,001.	3,000,000	3,000,000
Merrill Lynch PFS, Inc., 2.18%, dated 5/31/2018, due 7/13/2018, repurchase price $5,013,019, collateralized by Municipal Debt Securities, 6.71%, due 6/1/2046, with the value of $5,400,001.	5,000,000	5,000,000
Merrill Lynch PFS, Inc., 2.18%, dated 5/31/2018, due 7/13/2018, repurchase price $4,010,416, collateralized by Municipal Debt Securities, 6.71%, due 6/1/2046, with the value of $4,320,000.	4,000,000	4,000,000

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
REPURCHASE AGREEMENTS — continued
Wells Fargo Securities LLC, 3.00%, dated 5/31/2018, due 11/14/2018, repurchase price $6,590,458, collateralized by Asset-Backed Securities, 7.00% - 7.39%, due 07/24/2024 - 12/15/2040, with the value of $7,259,634.	6,500,000	6,500,000

TOTAL REPURCHASE AGREEMENTS (Cost $18,500,000)		18,500,000

TOTAL SHORT-TERM INVESTMENTS (Cost $160,658,086)		160,656,016

Total Investments — 103.9% (Cost $796,568,896)		796,300,057
Liabilities in Excess of Other Assets — (3.9%)		(30,117,296)

Net Assets — 100.0%		766,182,761

Percentages indicated are based on net assets.

Abbreviations

LIBOR		London Interbank Offered Rate
PJSC		Public Joint Stock Company
USD		United States Dollar
CLO		Collateralized Loan Obligations
ICE		Intercontinental Exchange

(a)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2018.
(b)	—	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(c)	—	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d)	—	Amount rounds to less than 0.05% of net assets.
(e)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2018.
(g)	—	The rate shown is the effective yield as of May 31, 2018.
(h)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	—	The rate shown was the current yield as of May 31, 2018.
‡	—	Value determined using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas

Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the SOI:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$92,532,208	$11,278,365	$103,810,573
Certificates of Deposit	—	28,256,806	—	28,256,806
Commercial Mortgage-Backed Securities	—	10,288,587	—	10,288,587
Corporate Bonds
Aerospace & Defense	—	835,126	—	835,126
Automobiles	—	25,584,450	—	25,584,450
Banks	—	206,712,963	—	206,712,963
Beverages	—	1,215,666	—	1,215,666

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Biotechnology	$—	$578,110	$—	$578,110
Capital Markets	—	43,381,589	—	43,381,589
Chemicals	—	14,397,693	—	14,397,693
Construction Materials	—	501,318	—	501,318
Consumer Finance	—	23,156,344	—	23,156,344
Diversified Financial Services	—	5,231,599	—	5,231,599
Diversified Telecommunication Services	—	17,012,384	—	17,012,384
Electric Utilities	—	23,369,480	—	23,369,480
Energy Equipment & Services	—	598,841	—	598,841
Equity Real Estate Investment Trusts (REITs)	—	12,045,785	—	12,045,785
Food Products	—	6,854,649	—	6,854,649
Health Care Equipment & Supplies	—	1,002,416	—	1,002,416
Health Care Providers & Services	—	12,118,985	—	12,118,985
Household Products	—	449,421	—	449,421
Independent Power and Renewable Electricity Producers	—	4,092,452	—	4,092,452
Industrial Conglomerates	—	3,255,300	—	3,255,300
Insurance	—	32,499,359	—	32,499,359
Internet Software & Services	—	7,344,241	—	7,344,241
IT Services	—	2,990,380	—	2,990,380
Machinery	—	4,399,150	—	4,399,150
Media	—	4,330,959	—	4,330,959
Metals & Mining	—	1,347,206	—	1,347,206
Multiline Retail	—	1,755,495	—	1,755,495
Multi-Utilities	—	5,383,453	—	5,383,453
Oil, Gas & Consumable Fuels	—	13,375,730	—	13,375,730
Pharmaceuticals	—	9,201,668	—	9,201,668
Technology Hardware, Storage & Peripherals	—	401,321	—	401,321
Tobacco	—	3,097,765	—	3,097,765
Trading Companies & Distributors	—	1,794,277	—	1,794,277
Water Utilities	—	1,575,351	—	1,575,351

Total Corporate Bonds	—	491,890,926	—	491,890,926

Foreign Government Securities	—	1,397,149	—	1,397,149
Short-Term Investments
Certificates of Deposit	—	49,745,203	—	49,745,203
Commercial Paper	—	57,282,547	—	57,282,547
Investment Company	35,128,266	—	—	35,128,266
Repurchase Agreements	—	18,500,000	—	18,500,000

Total Short-Term Investments	35,128,266	125,527,750	—	160,656,016

Total Investments in Securities	$35,128,266	$749,893,426	$11,278,365	$796,300,057

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (concluded)

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers between level 1 and level 2 during the period ended May 31, 2018.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2018	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2018
Investments in Securities:
Asset-Backed Securities — Cayman Islands	$—	$(207)	$1,078	$(1)	$7,047,150	$(473,661)	$4,704,006	$—	$11,278,365

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2018, which were valued using significant unobservable inputs (level 3) amounted to $1,194.

Transfers from level 2 to level 3 are due to a decline in market activity (e.g. frequency of trades), which resulted in a lack of available market inputs to determine the period ended May 31, 2018.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at May 31, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Asset-Backed Securities	$11,278,365	Discounted Cash Flow	Discount Margin	5.00% - 17.00% (6.04%)

Total	$11,278,365

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield, and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited)

Investments	Principal Amount($)	Value($)
FOREIGN GOVERNMENT SECURITIES — 84.0%
Angola — 0.6%
Republic of Angola 9.50%, 11/12/2025 (a)	300,000	336,000

Azerbaijan — 1.1%
Republic of Azerbaijan
4.75%, 3/18/2024 (a)	200,000	199,000
3.50%, 9/1/2032 (a)	440,000	365,200

		564,200

Bolivia, Plurinational State of — 0.3%
Plurinational State of Bolivia 4.50%, 3/20/2028 (a)	200,000	180,000

Brazil — 5.4%
Federative Republic of Brazil
4.88%, 1/22/2021	351,000	359,336
4.25%, 1/7/2025	520,000	498,160
6.00%, 4/7/2026	381,000	398,145
8.25%, 1/20/2034	450,000	534,375
5.63%, 1/7/2041	856,000	766,120
5.63%, 2/21/2047	250,000	220,500

		2,776,636

China — 0.8%
Export-Import Bank of China (The) 2.00%, 4/26/2021 (b)	414,000	398,525

Colombia — 2.4%
Republic of Colombia
4.38%, 7/12/2021	277,000	281,432
8.13%, 5/21/2024	100,000	120,375
3.88%, 4/25/2027	216,000	207,360
5.63%, 2/26/2044	205,000	215,967
5.00%, 6/15/2045	437,000	422,579

		1,247,713

Croatia — 2.6%
Republic of Croatia
6.38%, 3/24/2021 (a)	554,000	585,855
5.50%, 4/4/2023 (a)	205,000	213,969
6.00%, 1/26/2024 (a)	509,000	545,266

		1,345,090

Dominican Republic — 4.4%
Government of Dominican Republic
7.50%, 5/6/2021 (a)	478,000	501,845
5.50%, 1/27/2025 (a)	116,000	114,840
5.95%, 1/25/2027 (b)	741,000	743,093
7.45%, 4/30/2044 (a)	619,000	657,688
6.85%, 1/27/2045 (a)	258,000	256,740

		2,274,206

Investments	Principal Amount($)	Value($)
Ecuador — 4.3%
Republic of Ecuador
10.75%, 3/28/2022 (a)	281,000	295,009
8.75%, 6/2/2023 (a)	200,000	194,611
7.95%, 6/20/2024 (a)	701,000	655,435
9.65%, 12/13/2026 (a)	432,000	426,183
8.88%, 10/23/2027 (a)	201,000	188,925
7.88%, 1/23/2028 (a)	500,000	440,228

		2,200,391

Egypt — 4.4%
Arab Republic of Egypt
6.13%, 1/31/2022 (a)	537,000	541,698
5.88%, 6/11/2025 (a)	717,000	698,179
7.50%, 1/31/2027 (a)	200,000	208,000
8.50%, 1/31/2047 (a)	800,000	848,000

		2,295,877

Ethiopia — 0.4%
Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024 (a)	200,000	196,750

Gabon — 0.5%
Gabonese Republic 6.38%, 12/12/2024 (a)	290,000	277,675

Ghana — 0.8%
Republic of Ghana
7.88%, 8/7/2023 (b)	385,000	408,100

Hungary — 1.8%
Republic of Hungary
6.38%, 3/29/2021	406,000	434,927
5.38%, 2/21/2023	104,000	110,500
5.38%, 3/25/2024	104,000	111,020
7.63%, 3/29/2041	190,000	263,625

		920,072

India — 0.2%
Export-Import Bank of India 3.38%, 8/5/2026 (a)	100,000	91,969

Indonesia — 2.9%
Republic of Indonesia
4.88%, 5/5/2021 (a)	298,000	306,940
4.75%, 1/8/2026 (a)	480,000	492,000
3.50%, 1/11/2028	200,000	187,250
6.75%, 1/15/2044 (a)	401,000	491,225

		1,477,415

Iraq — 1.7%
Republic of Iraq
6.75%, 3/9/2023 (a)	400,000	401,500
5.80%, 1/15/2028 (a)	520,000	490,100

		891,600

JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
FOREIGN GOVERNMENT SECURITIES — continued
Ivory Coast — 1.6%
Republic of Cote d’Ivoire
6.38%, 3/3/2028 (a)	574,000	560,367
5.75%, 12/31/2032 (b)(c)	113,400	106,313
6.13%, 6/15/2033 (a)	200,000	182,500

		849,180

Jamaica — 1.8%
Jamaica Government International Bond
6.75%, 4/28/2028	425,000	457,938
7.88%, 7/28/2045	425,000	478,656

		936,594

Kazakhstan — 1.1%
Republic of Kazakhstan
3.88%, 10/14/2024 (a)	350,000	350,000
6.50%, 7/21/2045 (a)	200,000	238,500

		588,500

Kenya — 1.7%
Republic of Kenya
6.88%, 6/24/2024 (a)	394,000	397,447
7.25%, 2/28/2028 (a)	200,000	200,750
8.25%, 2/28/2048 (a)	280,000	277,900

		876,097

Lebanon — 4.0%
Republic of Lebanon
8.25%, 4/12/2021 (b)	688,000	679,400
6.10%, 10/4/2022 (b)	532,000	478,800
6.00%, 1/27/2023 (b)	106,000	94,340
6.60%, 11/27/2026 (b)	137,000	114,052
6.65%, 2/26/2030 (b)	103,000	82,658
7.00%, 3/23/2032 (b)	750,000	607,500

		2,056,750

Lithuania — 0.4%
Republic of Lithuania 6.13%, 3/9/2021 (a)	200,000	214,000

Mexico — 1.9%
United Mexican States
4.13%, 1/21/2026	725,000	717,388
4.35%, 1/15/2047	200,000	174,100
5.75%, 10/12/2110	100,000	96,250

		987,738

Mongolia — 0.4%
Mongolia Government International Bond 5.13%, 12/5/2022 (a)	200,000	192,250

Morocco — 0.3%
Kingdom of Morocco 4.25%, 12/11/2022 (a)	150,000	150,187

Oman — 2.0%
Oman Government International Bond
4.75%, 6/15/2026 (a)	565,000	528,275
5.38%, 3/8/2027 (a)	381,000	367,665

Investments	Principal Amount($)	Value($)
Oman — continued
6.50%, 3/8/2047 (a)	150,000	140,438

		1,036,378

Pakistan — 1.7%
Republic of Pakistan
8.25%, 4/15/2024 (a)	600,000	615,065
6.88%, 12/5/2027 (a)	295,000	272,138

		887,203

Panama — 1.3%
Republic of Panama
4.00%, 9/22/2024	269,000	271,690
3.88%, 3/17/2028	200,000	196,500
4.50%, 5/15/2047	206,000	200,335

		668,525

Peru — 1.3%
Republic of Peru
4.13%, 8/25/2027	551,000	563,398
5.63%, 11/18/2050	100,000	115,875

		679,273

Philippines — 2.7%
Republic of Philippines
10.63%, 3/16/2025	160,000	224,600
5.50%, 3/30/2026	200,000	221,250
6.38%, 1/15/2032	496,000	599,540
6.38%, 10/23/2034	103,000	126,819
3.70%, 3/1/2041	214,000	200,090

		1,372,299

Poland — 1.9%
Republic of Poland
5.00%, 3/23/2022	160,000	168,600
3.00%, 3/17/2023	706,000	688,350
4.00%, 1/22/2024	100,000	101,500

		958,450

Romania — 1.0%
Republic of Romania
6.75%, 2/7/2022 (a)	136,000	148,240
4.88%, 1/22/2024 (a)	240,000	247,800
6.13%, 1/22/2044 (a)	104,000	121,030

		517,070

Russia — 1.2%
Russian Federation
4.25%, 6/23/2027 (a)	200,000	193,750
5.88%, 9/16/2043 (a)	200,000	212,250
5.25%, 6/23/2047 (a)	200,000	190,000

		596,000

Serbia — 0.9%
Republic of Serbia 7.25%, 9/28/2021 (a)	442,000	482,333

Slovakia — 0.4%
Slovak Republic 4.38%, 5/21/2022 (a)	200,000	208,500

JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
FOREIGN GOVERNMENT SECURITIES — continued
South Africa — 3.8%
Republic of South Africa
5.88%, 5/30/2022	426,000	450,495
5.88%, 9/16/2025	684,000	711,360
4.30%, 10/12/2028	233,000	212,321
5.38%, 7/24/2044	204,000	187,170
5.00%, 10/12/2046	205,000	179,375
5.65%, 9/27/2047	221,000	209,950

		1,950,671

Sri Lanka — 2.9%
Republic of Sri Lanka
6.25%, 10/4/2020 (a)	241,000	245,820
6.25%, 7/27/2021 (a)	385,000	391,256
6.85%, 11/3/2025 (a)	671,000	672,678
6.20%, 5/11/2027 (a)	205,000	196,031

		1,505,785

Trinidad and Tobago — 0.4%
Republic of Trinidad & Tobago 4.50%, 8/4/2026 (a)	200,000	193,269

Turkey — 7.4%
Republic of Turkey
5.63%, 3/30/2021	124,000	124,310
6.25%, 9/26/2022	681,000	691,215
5.75%, 3/22/2024	275,000	269,500
7.38%, 2/5/2025	216,000	226,530
6.00%, 3/25/2027	651,000	624,960
6.13%, 10/24/2028	235,000	223,250
8.00%, 2/14/2034	200,000	214,250
6.88%, 3/17/2036	513,000	494,404
6.75%, 5/30/2040	156,000	146,640
6.00%, 1/14/2041	206,000	179,220
6.63%, 2/17/2045	455,000	415,187
5.75%, 5/11/2047	240,000	198,600

		3,808,066

Ukraine — 4.4%
Republic of Ukraine
7.75%, 9/1/2021 (a)	387,000	398,610
7.75%, 9/1/2022 (a)	375,000	382,031
7.75%, 9/1/2023 (a)	101,000	101,884
7.75%, 9/1/2024 (a)	110,000	110,000
7.75%, 9/1/2025 (a)	109,000	107,637
7.75%, 9/1/2026 (a)	682,000	669,213
7.75%, 9/1/2027 (a)	100,000	97,750
7.38%, 9/25/2032 (a)	443,000	408,668

		2,275,793

Uruguay — 1.6%
Republic of Uruguay
4.38%, 10/27/2027	270,000	275,062
7.63%, 3/21/2036	140,000	179,900
5.10%, 6/18/2050	350,000	346,938

		801,900

Investments	Principal Amount($)	Value($)
Vietnam — 0.4%
Republic of Vietnam 4.80%, 11/19/2024 (a)	200,000	201,461

Zambia — 0.9%
Republic of Zambia 8.97%, 7/30/2027 (a)	480,000	441,600

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $46,246,391)		43,318,091

CORPORATE BONDS — 14.4%
Azerbaijan — 1.1%
Southern Gas Corridor CJSC 6.88%, 3/24/2026 (a)	200,000	216,750
State Oil Co. of the Azerbaijan Republic 4.75%, 3/13/2023 (b)	350,000	346,500

		563,250

Brazil — 1.0%
Banco Nacional de Desenvolvimento Economico e Social 5.75%, 9/26/2023 (a)	500,000	516,250

Chile — 1.1%
Corp. Nacional del Cobre de Chile
3.63%, 8/1/2027 (a)	372,000	353,854
4.50%, 8/1/2047 (a)	201,000	194,441

		548,295

China — 2.0%
CNOOC Curtis Funding No. 1 Pty. Ltd. 4.50%, 10/3/2023 (a)	200,000	206,654
Sinopec Group Overseas Development Ltd. 3.63%, 4/12/2027 (a)	200,000	192,808
State Grid Overseas Investment Ltd. 3.13%, 5/22/2023 (a)	400,000	390,187
3.50%, 5/4/2027 (a)	250,000	239,066

		1,028,715

Indonesia — 0.4%
Perusahaan Listrik Negara PT 5.25%, 10/24/2042 (a)	200,000	186,750

Kazakhstan — 1.0%
Kazakhstan Temir Zholy Finance BV 6.95%, 7/10/2042 (a)	200,000	215,250
KazMunayGas National Co. JSC 5.38%, 4/24/2030 (a)	320,000	320,000

		535,250

Malaysia — 1.4%
Petronas Capital Ltd. 7.88%, 5/22/2022 (a)	440,000	508,776

JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
CORPORATE BONDS — continued
Malaysia — continued
4.50%, 3/18/2045 (a)	231,000	234,500

		743,276

Mexico — 2.1%
Petroleos Mexicanos (ICE LIBOR USD 3 Month + 3.65%), 5.72%, 3/11/2022 (d)	100,000	108,000
4.63%, 9/21/2023	340,000	333,336
5.63%, 1/23/2046	767,000	648,882

		1,090,218

Peru — 0.7%
Petroleos del Peru SA 5.63%, 6/19/2047 (a)	352,000	342,320

Russia — 1.5%
Vnesheconombank Via VEB Finance plc
6.90%, 7/9/2020 (a)	144,000	149,940
5.94%, 11/21/2023 (a)	200,000	206,500
6.80%, 11/22/2025 (a)	400,000	427,500

		783,940

South Africa — 1.7%
Eskom Holdings SOC Ltd. 7.13%, 2/11/2025 (a)	694,000	696,603
Transnet SOC Ltd. 4.00%, 7/26/2022 (a)	200,000	192,000

		888,603

Tunisia — 0.4%
Banque Centrale de Tunisie International Bond 5.75%, 1/30/2025 (a)	200,000	182,000

TOTAL CORPORATE BONDS (COST $7,751,891)		7,408,867

	Shares
SHORT-TERM INVESTMENTS — 0.5%
INVESTMENT COMPANIES — 0.5%
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares 1.59% (e)(f) (Cost $283,309)	283,309	283,309

Total Investments — 98.9% (Cost $54,281,591)		51,010,267
Other Assets Less Liabilities — 1.1%		589,543

Net Assets — 100.0%		51,599,810

Percentages indicated are based on net assets.

(a)	—	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(b)	—	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	—	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of May 31, 2018.
(d)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2018.
(e)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)	—	The rate shown was the current yield as of May 31, 2018.

Abbreviations

ICE		Intercontinental Exchange
LIBOR		London Interbank Offered Rate
USD		United States Dollar

JPMorgan USD Emerging Markets Sovereign Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (concluded)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$283,309	$50,726,958	$—	$51,010,267

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers among any levels during the period ended May 31, 2018.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Exchange-Traded Fund Trust

By:	/s/ Joanna M. Gallegos
Joanna M. Gallegos
President and Principal Executive Officer
July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joanna M. Gallegos
Joanna M. Gallegos
President and Principal Executive Officer
July 27, 2018

/s/ Lauren A. Paino
Lauren A. Paino
Treasurer and Principal Financial Officer
July 27, 2018